As filed with the Securities and Exchange Commission on October 3, 2003.

File Nos. 333-40820; 811-04885

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-6

Registration Statement Under The Securities Act of 1933                        ☒

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 6	☒

and/or

Registration Statement Under The Investment Company Act of 1940    ☒

Amendment No. 12	☒

(check appropriate box or boxes)

GE Life & Annuity Separate Account II

(Exact Name of Registrant)

GE Life and Annuity Assurance Company

(Exact Name of Depositor)

6610 West Broad Street, Richmond, Virginia 23230

                    (Address of Depositor’s Principal Executive Office, Zip Code)

(804) 281-6910

(Depositor’s Telephone Number, Including Area Code)

Heather C. Harker, Esq.

Vice President, Associate General Counsel and Assistant Secretary

GE Life and Annuity Assurance Company

6610 West Broad Street

Richmond, Virginia 23230

(Name and complete address of Agent for Service)

Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective (check appropriate box):

☐    immediately upon filing pursuant to paragraph (b)

☒    on October 15, 2003 pursuant to paragraph (b)

☐    60 days after filing pursuant to paragraph (a)(1)

☐    on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SUPPLEMENT DATED OCTOBER 15, 2003 TO

PROSPECTUS DATED MAY 1, 2003 FOR

FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICIES

ISSUED BY

GE LIFE AND ANNUITY ASSURANCE COMPANY

THROUGH ITS

GE LIFE & ANNUITY SEPARATE ACCOUNT II

This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.

SECOND NOTICE

On May 16, 2003 the Board of Trustees for the Federated Insurance Series — Federated International Small Company Fund II voted to liquidate the Federated Insurance Series — Federated International Small Company Fund II. The Board made this decision based upon the Portfolio’s small size, its lack of asset growth and the affect of market timing on the management of the Portfolio. The Portfolio’s operating expenses, before taking into account voluntary waivers, are very high and may increase if the investment adviser does not continue to waive expenses to the extent it has in the past.

The Dreyfus Investment Portfolios — Emerging Markets Portfolio — Initial Shares is only available to Policies issued prior to May 1, 2003. For such Policies, on July 17, 2003 the Board of Trustees for the Dreyfus Investment Portfolios — Emerging Markets Portfolio voted to liquidated the Dreyfus Investment Portfolios — Emerging Markets Portfolio due to the portfolio’s small asset size, lack of growth potential, and operating expenses. It was the determination of the Board that it was advisable and in the best interest of the Portfolio and its shareholders to liquidate the Portfolio and cease operations.

In accordance with the Boards of Trustees decision to liquidate, the Dreyfus Investment Portfolios — Emerging Markets Portfolio — Initial Shares (for Policies issued prior to May 1, 2003) and the Federated International Small Company Fund II will not be available for new premium payments or new transfers on or after October 30, 2003. All assets held by the Separate Account invested in the Dreyfus Investment Portfolios — Emerging Markets Portfolio — Initial Shares (for Policies issued prior to May 1, 2003) and the Federated International Small Company Fund II will be transferred at the close of trading on the New York Stock Exchange on November 14, 2003 to the GE Investments Funds, Inc. — Money Market Fund.

You may make transfers from the Dreyfus Investment Portfolios — Emerging Markets Portfolio — Initial Shares (for Policies issued prior to May 1, 2003) and the Federated International Small Company Fund II to one or more of the Subaccounts investing in the Portfolios listed below. (You may only invest in up to 10 Subaccounts and the Guarantee Account, if available, at any one time.)

Transfers made from the Dreyfus Investment Portfolios — Emerging Markets Portfolio — Initial Shares (for Policies issued prior to May 1, 2003) and the Federated Insurance Series — Federated

International Small Company Fund II during the period of September 15, 2003 to November 14, 2003 will not be considered a transfer for the purpose of calculating the number of transfers that may be made each calendar year without invoking our right to assess a transfer charge or for purposes of calculating the number of transfers that can be made each calendar year by U.S. Mail, voice response, telephone or facsimile.

	Subaccount Investing In	Investment Objective	Adviser (and Sub-Adviser(s), as applicable)

AIM VARIABLE INSURANCE FUNDS	AIM V.I. Basic Value Fund — Series II Shares	Seeks long-term growth of capital.	A I M Advisors, Inc.

	AIM V.I. Capital Appreciation Fund — Series I Shares	Seeks growth of capital.	A I M Advisors, Inc.

	AIM V.I. Premier Equity Fund — Series I Shares	Seeks to achieve long-term growth of capital. Income is a secondary objective.	A I M Advisors, Inc.

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.	Growth and Income Portfolio — Class B	Seeks reasonable current income and reasonable opportunity for appreciation.	Alliance Capital Management, L.P.

	Premier Growth Portfolio — Class B	Seeks growth of capital.	Alliance Capital Management, L.P.

	Technology Portfolio — Class B	Seeks growth of capital.	Alliance Capital Management, L.P.

EATON VANCE VARIABLE TRUST	VT Floating-Rate Income Fund	Seeks high current income.	Eaton Vance Management

	VT Worldwide Health Sciences Fund	Seeks long-term capital growth.	OrbiMed Advisors Inc.

FEDERATED INSURANCE SERIES	Federated High Income Bond Fund II — Service Shares	Seeks high current income.	Federated Investment Management Company

	Federated Kaufmann Fund II — Service Shares	Seeks capital appreciation.	Federated Investment Management Company (subadvised by Federated Global Investment Management Corp.)

FIDELITY VARIABLE INSURANCE PRODUCTS FUND (“VIP”)	VIP Equity-Income Portfolio — Service Class 2	Seeks reasonable income and will consider the potential for capital appreciation.	Fidelity Management & Research Company; (subadvised by FMR Co., Inc. (FMRC))

	VIP Growth Portfolio — Service Class 2	Seeks capital appreciation.	Fidelity Management & Research Company; (subadvised by FMR Co., Inc. (FMRC))

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II (“VIP II”)	VIP II Contrafund® Portfolio — Service Class 2	Seeks long-term capital appreciation.	Fidelity Management & Research Company (subadvised by Fidelity Management & Research (U.K.) Inc. (FMR U.K.), Fidelity Management & Research (Far East) Inc. (FMR Far East) and Fidelity Investments Japan Limited (FIJ); FMR Co., Inc. (FMRC))

	Subaccount Investing In	Investment Objective	Adviser (and Sub-Adviser(s), as applicable)

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III (“VIP III”)	VIP III Dynamic Capital Appreciation Portfolio — Service Class 2	Seeks capital appreciation.	Fidelity Management & Research Company (subadvised by Fidelity Management & Research (U.K.) Inc. (FMR U.K.), Fidelity Management & Research (Far East) Inc. (FMR Far East) and Fidelity Investments Japan Limited (FIJ); FMR Co., Inc. (FMRC))

	VIP III Growth & Income Portfolio — Service Class 2	Seeks high total return.	Fidelity Management & Research Company (subadvised by Fidelity Management & Research (U.K.) Inc. (FMR U.K.), Fidelity Management & Research (Far East) Inc. (FMR Far East) and Fidelity Investments Japan Limited (FIJ); FMR Co., Inc. (FMRC))

	VIP III Mid Cap Portfolio — Service Class 2	Seeks long-term growth of capital.	Fidelity Management & Research Company (subadvised by Fidelity Management & Research (U.K.) Inc. (FMR U.K.), Fidelity Management & Research (Far East) Inc. (FMR Far East) and Fidelity Investments Japan Limited (FIJ); FMR Co., Inc. (FMRC))

GE INVESTMENTS FUNDS, INC.	Income Fund	Seeks maximum income.	GE Asset Management Incorporated

	Mid-Cap Value Equity Fund	Seeks long-term growth of capital and future income.	GE Asset Management Incorporated

	Money Market Fund	Seeks a high level of current income.	GE Asset Management Incorporated

	Premier Growth Equity Fund	Seeks long-term growth of capital and future income.	GE Asset Management Incorporated

	Real Estate Securities Fund	Seeks maximum total return through current income and capital appreciation.	GE Asset Management Incorporated (subadvised by Seneca Capital Management)

	Subaccount Investing In	Investment Objective	Adviser (and Sub-Adviser(s), as applicable)

	S&P 500® Index Fund[1]	Seeks growth of capital and accumulation of income.	GE Asset Management Incorporated (subadvised by SSgA Funds Management, Inc.)

	Small-Cap Value Equity Fund	Seeks long-term growth of capital.	GE Asset Management Incorporated (subadvised by Palisade Capital Management, L.L.C.)

	Total Return Fund	Seeks the highest total return, composed of current income and capital appreciation.	GE Asset Management Incorporated

	U.S. Equity Fund	Seeks long-term growth of capital and future income.	GE Asset Management Incorporated

	Value Equity Fund	Seeks long-term growth of capital.	GE Asset Management Incorporated

GREENWICH STREET SERIES FUND	Salomon Brothers Variable Emerging Growth Fund — Class II	Seeks capital appreciation.	Salomon Brothers Asset Management Inc

JANUS ASPEN SERIES	Balanced Portfolio — Service Shares	Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.	Janus Capital Management LLC

	Capital Appreciation Portfolio — Service Shares	A non-diversified[2] portfolio that seeks long-term growth of capital.	Janus Capital Management LLC

	International Growth Portfolio — Service Shares	Seeks long-term growth of capital.	Janus Capital Management LLC

MFS® VARIABLE INSURANCE TRUST	MFS® Investors Growth Stock Series — Service Class Shares	Seeks long-term growth of capital and future income rather than current income.	Massachusetts Financial Services Company (“MFS®”)

	MFS® Investors Trust Series — Service Class Shares	Seeks long-term growth of capital and secondarily reasonable current income.	Massachusetts Financial Services Company (“MFS®”)

	MFS® New Discovery Series — Service Class Shares	Seeks capital appreciation.	Massachusetts Financial Services Company (“MFS®”)

	MFS® Utilities Series — Service Class Shares	Seeks capital growth and current income.	Massachusetts Financial Services Company (“MFS®”)

[1]	“Standard & Poor’s,” “S&P,” and “S&P 500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500® Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation or warranty, express or implied, regarding the advisability of investing in this portfolio or the Policy.
[2]	A non-diversified portfolio is a portfolio that may hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security’s increase or decrease in value may have a greater impact on the return and net asset value of a non-diversified portfolio than a diversified portfolio.

	Subaccount Investing In	Investment Objective	Adviser (and Sub-Adviser(s), as applicable)

NATIONS SEPARATE ACCOUNT TRUST	Nations Marsico Growth Portfolio	Seeks long-term growth of capital.	Banc of America Advisors, LLC (subadvised by Marsico Capital)

	Nations Marsico International Opportunities Portfolio	Seeks long-term growth of capital.	Banc of America Advisors, LLC (subadvised by Marsico Capital)

OPPENHEIMER VARIABLE ACCOUNT FUNDS	Oppenheimer Aggressive Growth Fund/VA — Service Shares	Seeks capital appreciation.	OppenheimerFunds, Inc.

	Oppenheimer Capital Appreciation Fund/VA — Service Shares	Seeks capital appreciation.	OppenheimerFunds, Inc.

	Oppenheimer Global Securities Fund/VA — Service Shares	Seeks long-term capital appreciation.	OppenheimerFunds, Inc.

	Oppenheimer Main Street Fund/VA — Service Shares (formerly, Oppenheimer Main Street Growth & Income Fund/VA)	Seeks high total return.	OppenheimerFunds, Inc.

	Oppenheimer Main Street Small Cap Fund/VA — Service Shares	Seeks capital appreciation.	OppenheimerFunds, Inc.

PIMCO VARIABLE INSURANCE TRUST	High Yield Portfolio — Administrative Class Shares	Seeks to maximize total return.	Pacific Investment Management Company LLC

	Long-Term U.S. Government Portfolio — Administrative Class Shares	Seeks to maximize total return.	Pacific Investment Management Company LLC

	Total Return Portfolio — Administrative Class Shares	Seeks to maximize total return.	Pacific Investment Management Company LLC

THE PRUDENTIAL SERIES FUND, INC.	Jennison Portfolio — Class II	Seeks long-term growth of capital.	Prudential Investments LLC (subadvised by Jennison Associates LLC)

	Jennison 20/20 Focus Portfolio — Class II	Seeks long-term growth of capital.	Prudential Investments LLC (subadvised by Jennison Associates LLC)

RYDEX VARIABLE TRUST	OTC Fund[1]	A non-diversified[2] portfolio that seeks to provide investment results that correspond to a benchmark for over-the-counter securities by investing primarily in securities of companies included in NASDAQ 100 Index™.	Rydex Global Advisors

[1]	The NASDAQ 100 Index™ is an unmanaged index that is a widely recognized indicator of OTC Market performance.
[2]	A non-diversified portfolio is a portfolio that may hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security’s increase or decrease in value may have a greater impact on the return and net asset value of a non-diversified portfolio than a diversified portfolio.

	Subaccount Investing In	Investment Objective	Adviser (and Sub-Adviser(s), as applicable)

SALOMON BROTHERS VARIABLE SERIES FUND INC	Salomon Brothers Variable All Cap Fund — Class II	Seeks long-term growth of capital.	Salomon Brothers Asset Management Inc

VAN KAMPEN LIFE INVESTMENT TRUST	Comstock Portfolio — Class II Shares	Seeks capital growth and income.	Van Kampen Asset Management Inc.

	Emerging Growth Portfolio — Class II Shares	Seeks capital appreciation.	Van Kampen Asset Management Inc.

The following Portfolios are not available to Policies issued on or after May 1, 2003:

	Subaccount Investing In	Investment Objective	Adviser (and Sub-Adviser(s), as applicable)

AIM VARIABLE INSURANCE FUNDS	AIM V.I. Growth Fund — Series I Shares	Seeks growth of capital.	A I M Advisors, Inc.

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.	Quasar Portfolio — Class B	Seeks growth of capital.	Alliance Capital Management, L.P.

DREYFUS	The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares	Seeks to provide capital growth, with current income as a secondary goal.	The Dreyfus Corporation

JANUS ASPEN SERIES	Global Life Sciences Portfolio — Service Shares	Seeks long-term growth of capital.	Janus Capital Management LLC

	Global Technology Portfolio — Service Shares	A non-diversified[1] portfolio that seeks long-term growth of capital.	Janus Capital Management LLC

	Growth Portfolio — Service Shares	Seeks long-term growth of capital in a manner consistent with the preservation of capital.	Janus Capital Management LLC

	Mid Cap Growth Portfolio — Service Shares (formerly, Aggressive Growth Portfolio)	A non-diversified[1] portfolio that seeks long-term growth of capital.	Janus Capital Management LLC

	Worldwide Growth Portfolio — Service Shares	Seeks long-term growth of capital in a manner consistent with the preservation of capital.	Janus Capital Management LLC

PIMCO VARIABLE INSURANCE TRUST	Foreign Bond Portfolio — Administrative Class Shares	A non-diversified[1] portfolio that series to maximum total return	Pacific Investment Management Company LLC

[1]	A non-diversified portfolio is a portfolio that may hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security’s increase or decrease in value may have a greater impact on the return and net asset value of a non-diversified portfolio than a diversified portfolio.

Not all of these Portfolios may be available in all states or all markets. Prospectuses for the Portfolios listed above may be obtained free of charge from our Home Office by calling:

1-800-352-9910

or by writing:

GE Life and Annuity Assurance Company

6610 West Broad Street

Richmond, Virginia 23230

Please be sure to include your name, the Insured’s name, your policy number and your current mailing address on any written correspondence so that we may be sure the correct prospectuses are mailed to you.

Filed Pursuant to Rule 497(c)

File No. 333-40820

Prospectus For

The Flexible Premium Variable Universal Life

Insurance Policy

Policy Form

P1250 9/97

Issued by:

GE Life and Annuity Assurance Company

GE Life & Annuity Separate Account II

6610 West Broad Street

Richmond, Virginia 23230

Telephone Number: 1-800-352-9910

This prospectus contains information about the Policy that you should know before investing. Please read this prospectus carefully before investing and keep it for future reference.

This prospectus describes a flexible premium variable universal life insurance policy (the “Policy”) offered by GE Life and Annuity Assurance Company (“we,” “us,” “our,” or the “Company”). The purpose of this Policy is to provide life insurance protection for the Beneficiary(ies) named on the Policy. We offer the Policy on a single life where we will pay a Death Benefit upon the death of the Insured.

Your Account Value accumulates on a variable basis. We will invest your assets in the available Subaccounts of GE Life & Annuity Separate Account II (the “Separate Account”) that you select. Each Subaccount invests in shares of a Portfolio. You bear the investment risk of investing in the Subaccounts.

Your Policy provides for a Surrender Value. The amount of your Surrender Value will depend upon the investment performance of the Subaccounts you select. Investors assume certain risks when investing in the Policy, including the risk of losing money. No claim is made that the Policy is in any way similar or comparable to a systematic investment plan of a mutual fund.

We guarantee the Death Benefit for as long as the Policy is in force. The Surrender Value is not guaranteed. The Policy will lapse if the Surrender Value is insufficient to cover policy charges. We guarantee to keep the Policy in force as long as minimum premium requirements are met.

You may cancel your Policy during the free-look period. Please note that replacing your existing insurance coverage with this Policy might not be to your advantage.

Neither the U.S. Government nor any governmental agency insures or guarantees your investment in the Policy.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

This prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made.

The date of this prospectus is May 1, 2003.

Summary of Benefits and Risks

BENEFITS OF YOUR POLICY

DEFINED TERMS	See the “Definitions” provision in the back of this prospectus for defined terms.

DEATH BENEFIT

The primary benefit of your Policy is life insurance coverage. Your initial premium purchases a Specified Amount of life insurance coverage. While the Policy is in force, we will pay a Death Benefit to your Beneficiary(ies) when the Insured dies. See the “Death Benefits” provision of this prospectus.

CHOICE OF DEATH BENEFIT OPTIONS	You can choose from among two Death Benefit options:
•	Option A – the Death Benefit is the Specified Amount plus the Account Value.

•	Option B – the Death Benefit is the Specified Amount.

See the “Death Benefit” provision of this prospectus and the Statement of Additional Information (“SAI”) for more information on how the Death Benefit Proceeds are determined.

COVERAGE FLEXIBILITY	Within certain limits, you can:
•	change the Death Benefit option;

•	increase or decrease the Specified Amount;

•	change your Beneficiary(ies); and

•	change the Owner of the Policy.

See the “Death Benefits, Changing The Specified Amount” and “The Policy, Changing the Owner or Beneficiary” provisions of this prospectus.

CHOICE OF DEATH BENEFIT PAYMENT OPTIONS

Your Beneficiary(ies) may choose to take Death Benefit Proceeds as a lump sum or select from a variety of payment options which pay the Death Benefit Proceeds over time. See the “Death Benefits, Changing The Death Benefit Option” provision of this prospectus.

NO LAPSE FEATURE

During the Continuation Period, the Policy will remain in force regardless of the sufficiency of Surrender Value so long as Net Total Premium is at least equal to the Continuation Amount. See the “Termination, Premium to Prevent Termination” provision of this prospectus.

CASH BENEFITS	You can access the cash value of your Policy by taking a Policy loan, taking a partial surrender or a full surrender:

LOANS

You may take a Policy loan for up to 90% of the difference between your Account Value and any surrender charges, minus any Policy Debt. Taking a Policy loan may have adverse tax consequences if a policy lapses. See the “Loans” and “Tax Considerations” provisions of this prospectus.

PARTIAL SURRENDERS

You may take partial surrenders from your Policy. The minimum partial surrender amount is $500. If you select Death Benefit Option B, you may only take a partial surrender after the first Policy Year. See the “Surrenders and Partial Surrenders” provision of this prospectus.

FULL SURRENDER

You can surrender your Policy at any time for its Surrender Value (Account Value minus Policy Debt minus any applicable surrender charge). You can choose to take the Surrender Value in a lump sum or over time by electing one of several payment options. See the “Surrenders and Partial Surrenders” provision of this prospectus.

PREMIUM FLEXIBILITY	You select a premium payment plan. You are not required to pay premiums according to the plan, but may vary frequency and amount, within limits, and can skip planned premiums.

You may make unscheduled premium payments, provided such premium payments do not exceed the Code’s limitations for life insurance. See the “Premiums” provision of this prospectus.

SUBACCOUNTS

You can allocate your Net Premium in among up to 10 of the Subaccounts of the Separate Account at any given time. Each Subaccount invests in shares of a designated Portfolio. Not all Portfolios may be available to all Policies, or available in all states or in all markets. See the “Separate Account” and the “Portfolios” provisions of this prospectus.

TRANSFERS

You can transfer assets among the Subaccounts within certain limits. We also offer two automated transfer programs, Dollar Cost Averaging and Portfolio Rebalancing. See the “Transfers” provision of this prospectus.

TAX BENEFITS

You are generally not taxed on the Policy’s earnings until you withdraw Account Value from your Policy. This is known as tax deferral. Your Beneficiary(ies) generally receives Death Benefit Proceeds tax-free. See the “Tax Considerations” provision of this prospectus.

ASSIGNABILITY	You may assign the Policy as collateral for a loan or other obligation. See the “Other Policy Information, Using the Policy as Collateral” provision of this prospectus.

RIGHT TO RETURN THE POLICY	You have a limited period of time after the Policy is issued during which you can cancel the Policy and receive a refund. See the “Policy, Canceling A Policy” provision of this prospectus.

ADDITIONAL BENEFITS	There are a number of additional benefits that you can add to your Policy by way of riders. See the “Fee Tables” and “Other Policy Information, Supplemental Benefits” provisions of this prospectus.

RISKS OF YOUR POLICY

SUITABILITY

Variable life insurance is designed for long-term financial planning. It is not suitable as an investment vehicle for short-term savings. You should not purchase a Policy if you will need the premium payment in a short period of time. If you do not plan on holding this Policy for at least 15 years, you will pay a surrender charge if you surrender your Policy. See the “Fee Table” provision of this prospectus.

INVESTMENT RISK

Your Account Value is subject to the risk that investment performance will be unfavorable and that your Account Value will decrease. If investment results are sufficiently unfavorable and/or you stop making premium payments at or above the minimum requirements, the Surrender Value of your Policy may fall to zero, because we continue to deduct charges from your Account Value. In that case, the Policy will terminate without value and insurance coverage will cease, unless you make an additional payment sufficient to prevent a termination during the 61 day grace period. However, your Policy will not lapse during the Continuation Period, even if your Surrender Value is too low to cover the monthly deductions, so long as the Net Total Premium is at least equal to the Continuation Amount. On the other hand, if investment experience is sufficiently favorable and you have kept the Policy in force for a substantial time, you may be able to draw upon your Account Value, through partial surrenders and Policy loans. See the “Loans” and the “Termination” provisions of this prospectus.

ADDITIONAL RISKS

The types of investments that a Portfolio makes will also create risk. A comprehensive discussion of the risks of the Portfolio underlying each Subaccount may be found in that Portfolio’s prospectus. You should read the Portfolio’s prospectus carefully before investing.

RISK OF TERMINATION

If the Surrender Value of your Policy is too low to pay the Monthly Deduction when due (and, during the Continuation Period, the Net Total Premium is less than the Continuation Amount), the Policy will be in default and a grace period will begin. There is a risk that if partial surrenders, loans, and monthly deductions reduce your Surrender Value to an amount insufficient to cover Policy charges and/or if the investment experience of your selected Subaccounts is unfavorable, then your Policy could lapse.

In that case, you will have a 61 day grace period to make a sufficient payment. If you do not make a sufficient payment before the grace period ends, your Policy will terminate without value, insurance coverage will cease, and you will receive no benefits. After termination, you may reinstate your Policy within three years subject to certain conditions. See the “Termination” provision of this prospectus.

TAX RISKS

In order to qualify as a life insurance contract for Federal income tax purposes and to receive the tax treatment normally accorded life insurance contracts under Federal tax law, a Policy must satisfy certain requirements which are set forth in the Code. Guidance as to how these requirements are to be applied is limited. Nevertheless, we believe that a Policy on the life of a single Insured should satisfy the applicable requirements.

In the case of a Policy that is considered a “modified endowment contract,” special rules apply and a 10% penalty tax may be imposed on distributions, including loans.

Existing tax laws that benefit this Policy may change at any time. You should consult a qualified tax adviser in all tax matters involving your Policy. See the “Tax Considerations” provision of this prospectus.

LIMITS ON PARTIAL SURRENDERS	The Policy permits you to take partial surrenders. However, if you select Death Benefit Option B, you may only take partial surrenders after the first Policy year.

The minimum partial surrender amount is $500. We assess a processing fee for each partial surrender equal to the lesser of $25 or 2% of the amount partially surrendered.

Partial surrenders will reduce your Account Value and Death Benefit Proceeds. Federal income taxes and a penalty tax may apply to partial surrenders. See the “Surrenders and Partial Surrenders” provision of this prospectus.

EFFECTS OF POLICY LOANS

A Policy loan, whether or not repaid, will impact your Account Value over time because we subtract the amount of the loan from the Subaccounts as collateral. We then credit a fixed interest rate to the loan collateral. As a result, the loan collateral does not participate in the investment results of the Subaccounts. The longer the loan is outstanding, the greater the effect is likely to be. Depending on the investment results of the Subaccounts, the effect could be favorable or unfavorable.

Because we subtract the amount of the loan from the Subaccounts, a Policy loan reduces the amount available for transfers among the Subaccounts.

A Policy loan also reduces the Death Benefit payable. A Policy loan could make it more likely that a Policy would terminate. There is a risk that the Policy will lapse resulting in adverse tax consequences if the loan reduces your Surrender Value to an amount insufficient to cover Policy charges and investment experience is unfavorable. In such circumstances you must submit a sufficient payment during the grace period to avoid the Policy’s termination without value and the end of insurance coverage. See the “Loans” provision of this prospectus.

LIMITS ON TRANSFERS	You may transfer all or a portion of your assets among the Subaccounts.

You may submit 12 Subaccount transfers each calendar year by U.S. Mail, voice response, telephone or facsimile. Once such 12 Subaccount transfers have been executed a letter will be sent to you notifying you that you may submit additional transfers only in writing by U.S. Mail. Transfer requests sent by same day mail, courier service, telephone or facsimile will not be accepted. The restrictions listed above do not apply to any transfers made among the Subaccounts pursuant to a Dollar Cost Averaging program or Portfolio Rebalancing program. See the “Transfers” provision of this prospectus.

We do not charge for transfers. However, we reserve the right to assess a charge of up to $10 per transfer. The minimum transfer amount is $100 or the entire balance in the Subaccount if the transfer will leave a balance of less than $100.

COMPARISON WITH OTHER INSURANCE POLICIES	The Policy is similar in many ways to universal life insurance. As with universal life insurance:
•	the Owner pays premiums for insurance coverage on the Insured(s);

•	the Policy provides for the accumulation of Surrender Value that is payable if the Owner surrenders the Policy during the lifetime of the Insured under a single life Policy and the last Insured under a joint and last survivor Policy; and

•	the Surrender Value may be substantially lower than the premiums paid.

However, the Policy differs from universal life insurance in that it permits you to place your premium in the Subaccounts. The amount and duration of life insurance protection and the value of the Policy will vary with the investment performance of the Subaccounts you select. You bear the investment risk with respect to the amounts allocated to the Subaccounts.

Fee Tables

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the Policy.

TRANSACTION FEES	The first table describes the fees and expenses that you will pay at the time that you buy the Policy, surrender the Policy, or transfer cash value between Subaccounts.

Charge	When Charge is Deducted	Current Amount Deducted	Maximum Amount Deducted

Premium Charge	Each time you make a premium payment	3% of each premium	5% of each premium

Surrender Charge[1]	When you surrender the Policy during the first 15 Policy years

When you decrease the Specified Amount at a time when a charge would apply upon surrender

Minimum Charge		$1.09 Per $1,000 of Specified Amount	$1.09 Per $1,000 of Specified Amount

Maximum Charge		$50.63 Per $1,000 of Specified Amount	$50.63 Per $1,000 of Specified Amount

Charge for a 45 year old male in the Preferred No Nicotine Risk Class		$9.01 per $1,000 of Specified Amount	$9.01 per $1,000 of Specified Amount

Increase In Specified Amount Charge	When you increase your Specified Amount	$1.50 per $1,000 of increased Specified Amount	$300.00

Net Loan Charge[2]	When a loan is taken and monthly thereafter until loan is repaid in full	0.70% net cost on non-preferred loans in all years	2.0% net cost on non-preferred loans in all years

		0% net cost on preferred loans Policy years 11 and thereafter	0% net cost on preferred loans Policy years 11 and thereafter

Partial Surrender Processing Fee	When you surrender a portion of the Policy’s Account Value	The lesser of $25 or 2% of the amount withdrawn	The lesser of $25 or 2% of the amount withdrawn

Illustration Preparation Fee	When you request a personalized illustration	$0.00	$25 per illustration prepared

Charge	When Charge is Deducted	Current Amount Deducted	Maximum Amount Deducted

Transfer Fee	When you make a transfer	$0.00	$10 for each transfer

[1]	The rates vary by the Insured’s gender and issue Age and by the year of coverage. The rate remains level for the first five Policy years, then decreases to zero over the next ten or at age 95, if earlier. The rates shown may not be representative of the charge that a particular Owner may pay. If you would like information on the surrender charge rates for your particular situation, please call us at (800) 352-9910 or your financial representative.
[2]	The net cost of the loan is determined as follows:

	Non-Preferred Loans All Policy Years (And Preferred loans during Policy years 1-10)	Preferred Loans Policy Years 11 and Over

Current Interest Rate Charged	6.0%	4.0%
Current Interest Rate Credited	5.30%	4.0%

Current Net Cost	0.70%	0.0%

Maximum Interest Rate Charged	6.0%	4.0%
Guaranteed Interest Rate Credited	4.0%	4.0%

Guaranteed Net Cost	2.0%	0.0%

PERIODIC CHARGES OTHER THAN PORTFOLIO OPERATING EXPENSES	The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, not including Portfolio fees and expenses.
Charge	When Charge is Deducted	Current Amount Deducted	Maximum Amount Deducted

Cost of Insurance[1]	On the Policy Date and monthly thereafter on the Monthly Anniversary Date until the Insured reaches Attained Age 100
Minimum Charge		$0.02 per $1,000 of Specified Amount	$0.06 per $1,000 of Specified Amount
Maximum Charge		$79.13 per $1,000 of Specified Amount	$83.33 per $1,000 of Specified Amount
Charge during 1st Policy year for a 45 year old male in the Preferred No Nicotine Risk Class	Monthly	$0.20 per $1,000 of Specified Amount	$0.28 per $1,000 of Specified Amount

Charge	When Charge is Deducted	Current Amount Deducted	Maximum Amount Deducted

Monthly Policy Charge	On the Policy Date and monthly thereafter on the Monthly Anniversary Date
		$12 per month for first Policy year	$12 per month for first Policy year

		$6 per month after first Policy year	$12 per month after first Policy year

Mortality and Expense Risk Fees	Daily from your assets in the Subaccounts	Annual rate of 0.70% of the value of the unloaned assets in the Subaccounts	Annual rate of 0.70% of the value of the unloaned assets in the Subaccounts

[1]	The rates vary by the Insured’s gender, issue Age, risk class, and by the year of coverage. Rates may be increased for Policies issued in an increased risk class. The rates shown may not be representative of the charge that a particular Owner may pay. We will not impose this charge once the Insured reaches Attained Age 100. If you would like information on the cost of insurance charge rates for your particular situation, please call us at (800) 352-9910 or your financial representative.

PERIODIC CHARGES FOR OPTIONAL RIDERS	The next table describes the charges that you will pay periodically for optional riders that are available to the Policy.
	When Charge is Deducted	Current Amount Deducted	Maximum Amount Deducted

Accelerated Benefit Rider Charge		$0.00	$0.00

Accidental Death Benefit Rider Charge[1]	Monthly until Attained Age 70 when rider expires	Per $1,000 of coverage	Per $1,000 of coverage
Minimum Charge		$0.08 per $1,000 of coverage	$0.08 per $1,000 of coverage

Maximum Charge		$0.19 per $1,000 of coverage	$0.19 per $1,000 of coverage

Charge during 1st Policy year for a 45 year old in the Standard Risk Class		$0.08 per $1,000 of coverage	$0.08 per $1,000 of coverage

	When Charge is Deducted	Current Amount Deducted	Maximum Amount Deducted

Additional Insured Rider Charge[2]	On the Policy Date and monthly thereafter on the Monthly Anniversary Date until the Insured reaches Attained Age 100
Minimum Charge		$0.06 per $1,000 of Rider Coverage	$0.06 per $1,000 of Rider Coverage
Maximum Charge		$72.05 per $1,000 of Rider Coverage	$83.33 per $1,000 of Rider Coverage
Charge during 1st Policy year for a 45 year old male in the Preferred No Nicotine Risk Class	Monthly	$0.19 per $1,000 of Rider Coverage	$0.28 per $1,000 of Rider Coverage

Children’s Insurance Rider Charge	Monthly	$0.50 per $1,000 of coverage	$0.50 per $1,000 of coverage

Waiver of Monthly Deduction Rider Charge[1]	Monthly	A percentage of the total cost of insurance charges (including those imposed on riders)	A percentage of the total cost of insurance charges (including those imposed on riders)

Minimum Charge		3.15%	3.15%

Maximum Charge		31.83%	31.83%

Charge during 1st Policy year for a 45 year old in the Standard Risk Class		8.04% of the total cost of insurance charges (including those imposed on riders)	8.04% of the total cost of insurance charges (including those imposed on riders)

Waiver of Planned Periodic Premium[3]	Monthly	A percentage of the monthly benefit amount	A percentage of the monthly benefit amount

Minimum Charge		3.0%	3.0%

Maximum Charge		7.10%	7.10%

Charge for a 45 year old in the Standard Risk Class		4.80% of the monthly benefit amount	4.80% of the monthly benefit amount

[1]	The rates vary by the Insured’s Attained Age each year. Rates may be increased for Policies issued in an increased risk class. The rates shown may not be representative of the charge that a particular Owner may pay. If you would like information on the rider charge rates for your particular situation, please call us at (800) 352-9910 or ask your financial representative.
[2]	Rates may vary by the additional Insured’s gender, issue Age, risk class and by year of coverage. Rates may be increased for Policies that are issued in an increased risk class.
[3]	Rates may vary by the Insured’s issue Age. Rates may be increased for Policies issued in an increased risk class.

TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES

The next table shows the minimum and maximum total annual operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Policy. These are expenses that are deducted from Portfolio assets, which may include management fees, distribution and/or service (12b-1) fees, and other expenses. More detail concerning each Portfolio’s fees and expenses appears in the prospectus for each Portfolio.

Annual Portfolio Expenses[1]	Minimum	Maximum

Total Annual Portfolio Operating Expenses (before fee waivers or reimbursements)	0.39%	11.52%

[1]	Expenses are shown as a percentage of Portfolio average daily net assets as of December 31, 2002. The range of expenses above does not show the effect of any fee waiver or expense reimbursement arrangements. The advisers and/or other service providers of certain Portfolios have agreed to waive their fees and/or reimburse the Portfolios’ expenses in order to keep the Portfolios’ expenses below specified limits. In some cases, these expense limitations are contractual. In other cases, these expense limitations are voluntary and may be terminated at any time. The minimum and maximum Total Annual Portfolio Operating Expenses for all the Portfolios after all fee waivers and expense reimbursements are 0.39% and 2.50%, respectively. Please see the prospectus for each Portfolio for information regarding the expenses for each Portfolio, including fee reduction and/or expense reimbursement arrangements, if applicable.

The Company

We are a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. We principally offer life insurance and annuity contracts. We do business in 49 states and the District of Columbia. Our principal offices are located at 6610 West Broad Street, Richmond, Virginia 23230. We are obligated to pay all amounts promised under the Policy.

We are a charter member of the Insurance Marketplace Standards Association (“IMSA”). We may use the IMSA membership logo and language in our advertisements, as outlined in IMSA’s Marketing and Graphics Guidelines. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

The Separate Account

We established the Separate Account as a separate investment account on August 21, 1986. The Separate Account has Subaccounts available under the Policy. Each Subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio of one of the Funds described in “The Portfolios” provision of this prospectus.

The assets of the Separate Account belong to us. However, we may not charge the assets in the Separate Account attributable to the Policies with liabilities arising out of any other business we conduct. If the Separate Account’s assets exceed the required reserves and other liabilities, we may transfer the excess to our General Account. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains or losses arising out of any other business we conduct.

CHANGES TO THE SEPARATE ACCOUNT

The Separate Account may include other Subaccounts that are not available under this Policy. We may substitute another Subaccount or insurance company separate account under the Policy if, in our judgment, investment in a Subaccount should no longer be possible or becomes inappropriate for the purposes of the Policies, or if investment in another Subaccount or insurance company separate account is in the best interest of Owners. The new Subaccounts may be limited to certain classes of Policies, and the new Subaccounts may have higher fees and charges than the Subaccounts they replaced. No substitution may take place without prior notice to Owners and prior approval of the Securities and Exchange Commission (“SEC”) and insurance regulatory authorities, to the extent required by the Investment Company Act of 1940 (the “1940 Act”) and applicable law.

We may also, where permitted by law:

•	create new separate accounts;

•	combine separate accounts, including combining the Separate Account with another separate account established by the Company;

•	transfer assets of the Separate Account, which we determine to be associated with the class of Policies to which this Policy belongs, to another separate account;

•	add new Subaccounts to or remove Subaccounts from the Separate Account, or combine Subaccounts;

•	make the Subaccounts available under other policies we issue;

•	add new Portfolios or remove existing Portfolios;

•	substitute new Portfolios for any existing Portfolio which we determine is no longer appropriate in light of the purposes of the Separate Account;

•	deregister the Separate Account under the 1940 Act; and

•	operate the Separate Account under the direction of a committee or in another form.

The Portfolios

You select the Subaccounts to which you direct Net Premiums. You may change your future premium allocation without penalty or charges.

Each Fund is registered with the SEC as an open-end management investment company under the 1940 Act. The assets of each Portfolio are separate from other Portfolios of a Fund and each Portfolio has separate investment objectives and policies.

We summarize the investment objectives of each Portfolio below. There is no assurance that any of the Portfolios will meet these objectives. Before choosing a Subaccount to allocate your Net Premiums and assets, carefully read the prospectus for each Portfolio, along with this prospectus.

You may obtain a free copy of the prospectus for each Portfolio by calling us at (800) 352-9910 or by visiting our website at www.gefinancialservice.com, or through your financial representative.

The investment objectives and policies of certain Portfolios are similar to the investment objectives and policies of other mutual funds or portfolios that may be managed by the same investment adviser or manager. The investment results of the Portfolios, however, may be higher or lower than the results of such other mutual funds or portfolios. There can be no assurance, and no representation is made, that the investment results of any of the Portfolios will be comparable to the investment result of any other mutual funds or portfolios, even if the other mutual funds or portfolios have the same investment adviser or manager, or if the other mutual funds or portfolios have a similar name.

THE SUBACCOUNTS	You may invest in up to 10 Subaccounts at any one time. Each Subaccount invests in one of the Portfolios described below.

	Subaccount Investing In	Investment Objective	Adviser (and Sub-Adviser(s), as applicable)

AIM VARIABLE INSURANCE FUNDS	AIM V.I. Basic Value Fund — Series II Shares	Seeks long-term growth of capital.	A I M Advisors, Inc.

	AIM V.I. Capital Appreciation Fund —Series I Shares	Seeks growth of capital.	A I M Advisors, Inc.

	AIM V.I. Premier Equity Fund —Series I Shares	Seeks to achieve long-term growth of capital. Income is a secondary objective.	A I M Advisors, Inc.

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.	Growth and Income Portfolio — Class B	Seeks reasonable current income and reasonable opportunity for appreciation.	Alliance Capital Management, L.P.

	Premier Growth Portfolio — Class B	Seeks growth of capital.	Alliance Capital Management, L.P.

	Subaccount Investing In	Investment Objective	Adviser (and Sub-Adviser(s), as applicable)

	Technology Portfolio — Class B	Seeks growth of capital.	Alliance Capital Management, L.P.

EATON VANCE VARIABLE TRUST	VT Floating-Rate Income Fund	Seeks high current income.	Eaton Vance Management

	VT Worldwide Health Sciences Fund	Seeks long-term capital growth.	OrbiMed Advisors Inc.

FEDERATED INSURANCE SERIES	Federated High Income Bond Fund II — Service Shares	Seeks high current income.	Federated Investment Management Company

	Federated International Small Company Fund II	Seeks long-term growth of capital.	Federated Global Investment Management Corp.

	Federated Kaufmann Fund II — Service Shares	Seeks capital appreciation.	Federated Investment Management Company (subadvised by Federated Global Investment Management Corp.)

FIDELITY VARIABLE INSURANCE PRODUCTS FUND (“VIP”)	VIP Equity-Income Portfolio —Service Class 2	Seeks reasonable income and will consider the potential for capital appreciation.	Fidelity Management & Research Company; (subadvised by FMR Co., Inc. (FMRC))

	VIP Growth Portfolio — Service Class 2	Seeks capital appreciation.	Fidelity Management & Research Company; (subadvised by FMR Co., Inc. (FMRC))

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II (“VIP II”)	VIP II Contrafund® Portfolio — Service Class 2	Seeks long-term capital appreciation.	Fidelity Management & Research Company (subadvised by Fidelity Management & Research (U.K.) Inc. (FMR U.K.), Fidelity Management & Research (Far East) Inc. (FMR Far East) and Fidelity Investments Japan Limited (FIJ); FMR Co., Inc. (FMRC))

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III (“VIP III”)	VIP III Dynamic Capital Appreciation Portfolio — Service Class 2	Seeks capital appreciation.	Fidelity Management & Research Company (subadvised by Fidelity Management & Research (U.K.) Inc. (FMR U.K.), Fidelity Management & Research (Far East) Inc. (FMR Far East) and Fidelity Investments Japan Limited (FIJ); FMR Co., Inc. (FMRC))

	Subaccount Investing In	Investment Objective	Adviser (and Sub-Adviser(s), as applicable)

	VIP III Growth & Income Portfolio — Service Class 2	Seeks high total return.	Fidelity Management & Research Company (subadvised by Fidelity Management & Research (U.K.) Inc. (FMR U.K.), Fidelity Management & Research (Far East) Inc. (FMR Far East) and Fidelity Investments Japan Limited (FIJ); FMR Co., Inc. (FMRC))

	VIP III Mid Cap Portfolio — Service Class 2	Seeks long-term growth of capital.	Fidelity Management & Research Company (subadvised by Fidelity Management & Research (U.K.) Inc. (FMR U.K.), Fidelity Management & Research (Far East) Inc. (FMR Far East) and Fidelity Investments Japan Limited (FIJ); FMR Co., Inc. (FMRC))

GE INVESTMENTS FUNDS, INC.	Income Fund	Seeks maximum income.	GE Asset Management Incorporated

	Mid-Cap Value Equity Fund	Seeks long-term growth of capital and future income.	GE Asset Management Incorporated

	Money Market Fund	Seeks a high level of current income.	GE Asset Management Incorporated

	Premier Growth Equity Fund	Seeks long-term growth of capital and future income.	GE Asset Management Incorporated

	Real Estate Securities Fund	Seeks maximum total return through current income and capital appreciation.	GE Asset Management Incorporated (subadvised by Seneca Capital Management)

	S&P 500® Index Fund[1]	Seeks growth of capital and accumulation of income.	GE Asset Management Incorporated (subadvised by SSgA Funds Management, Inc.)

	Small-Cap Value Equity Fund	Seeks long-term growth of capital.	GE Asset Management Incorporated (subadvised by Palisade Capital Management, L.L.C.)

	Total Return Fund	Seeks the highest total return, composed of current income and capital appreciation.	GE Asset Management Incorporated

[1]	“Standard & Poor’s,” “S&P,” and “S&P 500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500® Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation or warranty, express or implied, regarding the advisability of investing in this portfolio or the Policy.

	Subaccount Investing In	Investment Objective	Adviser (and Sub-Adviser(s), as applicable)

	U.S. Equity Fund	Seeks long-term growth of capital.	GE Asset Management Incorporated

	Value Equity Fund	Seeks long-term growth of capital and future income.	GE Asset Management Incorporated

GREENWICH STREET SERIES FUND	Salomon Brothers Variable Emerging Growth Fund — Class II	Seeks capital appreciation.	Salomon Brothers Asset Management Inc

JANUS ASPEN SERIES	Balanced Portfolio — Service Shares	Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.	Janus Capital Management LLC

	Capital Appreciation Portfolio — Service Shares	A non-diversified[1] portfolio that seeks long-term growth of capital.	Janus Capital Management LLC

	International Growth Portfolio — Service Shares	Seeks long-term growth of capital.	Janus Capital Management LLC

MFS® VARIABLE INSURANCE TRUST	MFS® Investors Growth Stock Series — Service Class Shares	Seeks long-term growth of capital and future income rather than current income.	Massachusetts Financial Services Company (“MFS®”)

	MFS® Investors Trust Series — Service Class Shares	Seeks long-term growth of capital and secondarily reasonable current income.	Massachusetts Financial Services Company (“MFS®”)

	MFS® New Discovery Series — Service Class Shares	Seeks capital appreciation.	Massachusetts Financial Services Company (“MFS®”)

	MFS® Utilities Series — Service Class Shares	Seeks capital growth and current income.	Massachusetts Financial Services Company (“MFS®”)

NATIONS SEPARATE ACCOUNT TRUST	Nations Marsico Growth Portfolio	Seeks long-term growth of capital.	Banc of America Advisors, LLC (subadvised by Marsico Capital)

	Nations Marsico International Opportunities Portfolio	Seeks long-term growth of capital.	Banc of America Advisors, LLC (subadvised by Marsico Capital)

OPPENHEIMER VARIABLE ACCOUNT FUNDS	Oppenheimer Aggressive Growth Fund/VA — Service Shares	Seeks capital appreciation.	OppenheimerFunds, Inc.

	Oppenheimer Capital Appreciation Fund/VA — Service Shares	Seeks capital appreciation.	OppenheimerFunds, Inc.

	Oppenheimer Global Securities Fund/VA — Service Shares	Seeks long-term capital appreciation.	OppenheimerFunds, Inc.

	Oppenheimer Main Street Fund/VA — Service Shares (formerly, Oppenheimer Main Street Growth & Income Fund/VA)	Seeks high total return.	OppenheimerFunds, Inc.

	Oppenheimer Main Street Small Cap Fund/VA — Service Shares	Seeks capital appreciation.	OppenheimerFunds, Inc.

PIMCO VARIABLE INSURANCE TRUST	High Yield Portfolio — Administrative Class Shares	Seeks to maximize total return.	Pacific Investment Management Company LLC

[1]	A non-diversified portfolio is a portfolio that may hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security’s increase or decrease in value may have a greater impact on the return and net asset value of a non-diversified portfolio than a diversified portfolio.

	Subaccount Investing In	Investment Objective	Adviser (and Sub-Adviser(s), as applicable)

	Long-Term U.S. Government Portfolio — Administrative Class Shares	Seeks to maximize total return.	Pacific Investment Management Company LLC

	Total Return Portfolio — Administrative Class Shares	Seeks to maximize total return.	Pacific Investment Management Company LLC

THE PRUDENTIAL SERIES FUND, INC.	Jennison Portfolio — Class II	Seeks long-term growth of capital.	Prudential Investments LLC (subadvised by Jennison Associates LLC)

	Jennison 20/20 Focus Portfolio — Class II	Seeks long-term growth of capital.	Prudential Investments LLC (subadvised by Jennison Associates LLC)

RYDEX VARIABLE TRUST	OTC Fund[1]	A non-diversified[2] portfolio that seeks to provide investment results that correspond to a benchmark for over-the-counter securities by investing primarily in securities of companies included in NASDAQ 100 Index™.	Rydex Global Advisors

SALOMON BROTHERS VARIABLE SERIES FUND INC	Salomon Brothers Variable All Cap Fund — Class II	Seeks long-term growth of capital.	Salomon Brothers Asset Management Inc

VAN KAMPEN LIFE INVESTMENT TRUST	Comstock Portfolio — Class II Shares	Seeks capital growth and income.	Van Kampen Asset Management Inc.

	Emerging Growth Portfolio — Class II Shares	Seeks capital appreciation.	Van Kampen Asset Management Inc.

[1]	The NASDAQ 100 Index™ is an unmanaged index that is a widely recognized indicator of OTC Market performance.
[2]	A non-diversified portfolio is a portfolio that may hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security’s increase or decrease in value may have a greater impact on the return and net asset value of a non-diversified portfolio than a diversified portfolio.

The following Portfolios are not available to Policies issued on or after May 1, 2003:

	Subaccount Investing In	Investment Objective	Adviser (and Sub-Adviser(s), as applicable)

AIM VARIABLE INSURANCE FUNDS	AIM V.I. Growth Fund — Series I Shares	Seeks growth of capital.	A I M Advisors, Inc.

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.	Quasar Portfolio — Class B	Seeks growth of capital.	Alliance Capital Management, L.P.

DREYFUS	Dreyfus Investment Portfolios — Emerging Markets Portfolio —Initial Shares	A non-diversified[1] portfolio that seeks long-term capital growth.	The Dreyfus Corporation

	The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares	Seeks to provide capital growth, with current income as a secondary goal.	The Dreyfus Corporation

JANUS ASPEN SERIES	Global Life Sciences Portfolio — Service Shares	Seeks long-term growth of capital.	Janus Capital Management LLC

	Global Technology Portfolio — Service Shares	A non-diversified[1] portfolio that seeks long-term growth of capital.	Janus Capital Management LLC

	Growth Portfolio — Service Shares	Seeks long-term growth of capital in a manner consistent with the preservation of capital.	Janus Capital Management LLC

	Mid Cap Growth Portfolio — Service Shares (formerly, Aggressive Growth Portfolio)	A non-diversified[1] portfolio that seeks long-term growth of capital.	Janus Capital Management LLC

	Worldwide Growth Portfolio — Service Shares	Seeks long-term growth of capital in a manner consistent with the preservation of capital.	Janus Capital Management LLC

PIMCO VARIABLE INSURANCE TRUST	Foreign Bond Portfolio — Administrative Class Shares	A non-diversified[1] portfolio that seeks to maximize total return.	Pacific Investment Management Company LLC

[1]	A non-diversified portfolio is a portfolio that may hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security’s increase or decrease in value may have a greater impact on the return and net asset value of a non-diversified portfolio than a diversified portfolio.

Not all of these Portfolios may not be available in all states or in all markets.

Shares of the Portfolios are not sold directly to the general public. They are sold to us, and they may also be sold to other insurance companies that issue variable annuity and variable life insurance policies. In addition, they may be sold to retirement plans.

When a Fund sells shares in any of its Portfolios both to variable annuity and to variable life insurance separate accounts, it engages in mixed funding. When a Fund sells shares in any of its Portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared funding.

Each Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Fund could conflict. A Fund’s Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the prospectuses for the Portfolios for additional information.

We have entered into agreements with either the investment adviser or distributor of each of the Portfolios and/or Funds under which the adviser or distributor pays us a fee ordinarily based upon an annual average percentage of the average aggregate net amount we have invested on behalf of the Separate Account and other separate accounts. The Statement of Additional Information (“SAI”) contains more information about these agreements.

VOTING RIGHTS

As required by law, we will vote shares of the Portfolios held in the Subaccount attributable to you at special shareholder meetings based on instructions from you. However, if the law changes and we are permitted to vote in our own right, we may elect to do so.

We will determine the number of votes you have the right to cast by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, we will recognize fractional shares.

We will vote Portfolio shares for which no timely instructions are received in the same proportion to those that are received.

Whenever a Fund calls a shareholder meeting, Owners with voting interests in a Portfolio will be notified of issues requiring the shareholders’ vote as soon as possible before the shareholder meeting. Each person having a voting interest in the Portfolio will receive proxy voting materials, reports, other materials, and a form with which to give us voting instructions.

Charges and Deductions

This section describes the charges and deductions we make under the Policy to compensate us for the services and benefits we provide, costs and expenses we incur, and risks we assume. We may profit from any charges deducted, such as the mortality and expense risk charge. We may use any such profits for any purpose, including payment of distribution expenses.

PREMIUM CHARGE

We currently deduct a 3.0% charge from each premium before placing the resulting Net Premium in the Subaccounts. This charge is guaranteed not to exceed 5.0%. We currently do not deduct the maximum 5.0% premium charge but reserve the right to do so. We will not assess the premium charge against the Policy loan portion of a premium received from the rollover of a life insurance policy. This charge is generally used to cover taxes assessed by a state or other governmental agency as well as acquisition expenses.

MONTHLY DEDUCTION	We take a monthly deduction on the Policy Date and each Monthly Anniversary Date from your Account Value. The monthly deduction for each Policy consists of:

•	the cost of insurance charge (discussed below);

•	a current monthly Policy charge of $12 in the first Policy year and $6 thereafter (a maximum of $12 per month in all Policy years);

•	any charges for additional benefits added by riders to the Policy (see the “Supplemental Benefits” provision of this prospectus).

SELF-DIRECTED CHARGES

We will deduct the monthly deduction from the Subaccounts based on your written instructions. If you do not provide us with written instructions or if the amount of assets in any Subaccount you specified is inadequate to pay the required charges, we will deduct the monthly deduction on a pro rata basis from your assets in the Subaccounts.

COST OF INSURANCE

The cost of insurance charge is a significant charge under your Policy because it is the primary charge for the Death Benefit we provide you. The cost of insurance charge depends on a number of factors (Age, gender, Policy duration, and risk class) that cause the charge to vary from Policy to Policy and from Monthly Anniversary Date to Monthly Anniversary Date. We will determine the risk class (and therefore the rates) separately for the initial Specified Amount and for any increase in Specified Amount that requires evidence of insurability.

We calculate the cost of insurance charge on each Monthly Anniversary Date based on your net amount at risk. The net amount at risk is affected by factors such as the amount and timing of premium payments, Subaccount investment performance, fees and charges assessed, partial surrenders, Policy loans, and changes to the face amount and to the Death Benefit option.

To determine your cost of insurance charge for a particular Policy Month, we multiply your net amount at risk by the applicable cost of insurance rate. The SAI contains more information about how we calculate the cost of insurance charge.

The cost of insurance rate for an Insured is based on his or her Age, gender, Policy duration and applicable risk class. We currently place Insured(s) in the following risk classes when we issue the Policy, based on our underwriting:

•	a male or female or unisex risk class (where appropriate under applicable law); and

•	a nicotine use or no nicotine use risk class.

In addition, some Insureds may qualify for a preferred rating. The original risk class applies to the initial Specified Amount. If an increase in Specified Amount is approved, a different risk class may apply to the increase, based on an Insured’s circumstances at the time of the increase.

We may change the cost of insurance rates from time to time at our sole discretion, but we guarantee that the rates we charge will never exceed the maximum rates shown in your Policy. These rates are based on the Commissioners’ 1980 Standard Ordinary Mortality Tables. The maximum cost of insurance rates are based on the Insured’s Age nearest birthday at the start of the Policy year. Modifications to cost of insurance rates are made for risk classes other than standard. The rates we currently charge are, at most ages, lower than the maximum permitted under the Policies and depend on our expectation of future experience with respect to mortality, interest, expenses, persistency, and taxes. A change in rates will apply to all persons of the same Age, gender (where applicable), and risk class and whose Policies have been in effect for the same length of time.

We will deduct the cost of insurance charge from the Subaccounts based on your written instructions. If you do not provide us with written instructions, or if the amount of assets in any Subaccount you specified is inadequate to pay the required charges, we will deduct the cost of insurance charge on a pro rata basis from your assets in the Subaccounts. The monthly deduction for the cost of insurance charges will end on the Policy Anniversary Date on which the Insured reaches Attained Age 100.

MONTHLY POLICY CHARGE

The monthly Policy charge is assessed to help to cover our administrative expenses incurred with issuing and maintaining your Policy. These expenses include record-keeping and Policyowner reports. The monthly Policy charge in year one is $12. The charge thereafter is $6 and is guaranteed to not exceed $12.

We will deduct the monthly Policy charge from the Subaccounts based on your written instructions. If you do not provide us with written instructions, or if the amount of assets in any Subaccount you specified is inadequate to pay the required charges, we will deduct this charge on a pro rata basis from your assets in the Subaccounts.

INCREASE IN SPECIFIED AMOUNT CHARGE

If an increase in Specified Amount becomes effective, there will be a minimum one-time charge for each increase of $1.50 per $1,000 of increased Specified Amount. The charge is guaranteed not to exceed $300. See the “Changing the Specified Amount” provision of this prospectus. This charge will be included in the monthly deduction for the month the increase becomes effective.

MORTALITY AND EXPENSE RISK CHARGE

We currently deduct a daily mortality and expense risk charge at an effective annual rate of 0.70% of the unloaned assets in the Subaccounts. We will allocate the charge among the Subaccounts in the same proportion that your assets in each Subaccount bear to the total assets in all Subaccounts. The option to provide us with written charge allocation instructions is not available for this charge.

The mortality risk we assume is the risk that Insured(s) may live for a shorter period of time than estimated and, therefore, a greater amount of Death Benefit Proceeds than expected will be payable. The expense risk we assume is that expenses incurred in issuing and administering the Policies will be greater than estimated and, therefore, will exceed the expense charge limits set by the Policies.

SURRENDER CHARGE

If you fully surrender your Policy during the surrender charge period, we will deduct a surrender charge. This surrender charge is also sometimes called a “deferred sales load.” The charge compensates us for expenses incurred in issuing the Policy, and face amount increases, and for the recovery of acquisition costs. The maximum surrender charge we will assess is $50.63 per $1,000 of Specified Amount. We calculate the surrender charge by multiplying a factor by the lowest Specified Amount in effect before the surrender, divided by 1000. The factor depends on the issue Age and gender (where applicable) and risk class of the Insured. The surrender charge remains level for the first five Policy years and then decreases each Policy Month to zero over the next ten Policy years or at age 95 of the Insured, whichever is earlier. We will deduct the surrender charge before we pay the Surrender Value.

The following chart lists the minimum and maximum surrender charges per Policy year:

Minimum Surrender Charge Factor by Policy Year		Maximum Surrender Charge Factor by Policy Year

Policy Year	Rate per $1,000 of Specified Amount	Policy Year	Rate per $1,000 of Specified Amount
1	$1.09	1	$50.63
2	1.09	2	50.63
3	1.09	3	50.63
4	1.09	4	50.63
5	1.09	5	50.63
6	0.98	6	45.56
7	0.87	7	40.50
8	0.86	8	35.44
9	0.65	9	30.37
10	0.54	10	25.31
11	0.43	11	20.25
12	0.32	12	15.18
13	0.21	13	10.12
14	0.10	14	5.06
15	0	15	0

If you decrease the Specified Amount to less than the lowest Specified Amount that had previously been in effect (other than as a result of partial surrenders or changes in Death Benefit options), you will also incur a surrender charge. We will deduct this charge from the Subaccounts based on your written instructions. If you do not provide us with written instructions, or if the amount of assets in any Subaccount you specified is inadequate to pay the required charges, we will deduct the surrender charge on a pro rata basis from your assets in the Subaccounts. The amount of the surrender charge will equal the charge for a full surrender multiplied by the ratio of (a) to (b) where:

(a)	is the lowest Specified Amount that was in effect before the current decrease minus the Specified Amount after the current decrease; and

(b)	the lowest Specified Amount that was in effect before the current decrease.

We disclose the surrender charges on the data pages of your Policy. Upon request, we will illustrate the surrender charges that apply to your Policy.

We do not assess a surrender charge for partial surrenders.

PARTIAL SURRENDER PROCESSING FEE	We deduct a partial surrender processing fee. The fee will not exceed the lesser of $25 or 2% of the amount surrendered.
OTHER CHARGES

Upon written request, we will provide a projection of illustrative future life insurance and Account Value proceeds. We reserve the right to charge a maximum fee of $25 for the cost of preparing the illustration.

There are deductions from and expenses paid out of the assets of each Portfolio that are more fully described in each Portfolio’s prospectus.

In addition, we reserve the right to impose a transfer charge of up to $10 for each transfer.

REDUCTION OF CHARGES FOR GROUP SALES

We may reduce charges and/or deductions for sales of the Policies to a trustee, employer or similar entity representing a group or to members of the group where such sales result in savings of sales or administrative expenses. The SAI contains additional information about these reductions including the bases upon which they will be given.

The Policy

The Policy is a flexible premium variable life insurance policy. We issue the Policy on the life of a single Insured. We describe your rights and benefits below and in the Policy. There may be differences in your Policy because of requirements of the state where we issued your Policy. We will include any such differences in your Policy.

APPLYING FOR A POLICY

To purchase a Policy, you must complete an application and you or your financial representative must submit it to us at our Home Office. You also must pay an initial premium of a sufficient amount. See the “Premiums” provision of this prospectus. You can submit your initial premium with your application or at a later date. If you submit your initial premium with your application, please remember that we will place your premium in a non-interest bearing account for a certain amount of time. See the “Allocating Premiums” provision of this prospectus. Coverage generally becomes effective as of the Policy Date.

Generally, we will issue a Policy on a single Insured basis covering an Insured up to Age 85. Evidence of insurability must satisfy our underwriting requirements before we will issue a Policy. Required evidence of insurability may include, among other things, a medical examination of the Insured. We may, in our sole discretion, issue a Policy covering an Insured over Age 85. We may reject an application for any lawful reason and in a manner that does not unfairly discriminate against similarly situated purchasers.

If we do not receive the full first premium with your application, the insurance will become effective on the Valuation Day that we receive your premium and that we deliver your Policy. All persons proposed for insurance must be insurable on the Policy Date.

If premium is accepted with the application, the Temporary Insurance Application and Agreement must be completed, signed and returned to us with the application and you should keep a copy. The Temporary Insurance Application and Agreement guidelines limit availability of temporary insurance to proposed Insured(s) between the ages of 15 days and 70 years and who answer “No” to all questions on the Temporary Insurance Application and Agreement.

Temporary insurance begins on the date the Temporary Insurance Application and Agreement is signed. The coverage will automatically end and the entire amount remitted with the application will be returned without interest to or for the benefit of you on the earliest of the following dates:

(1)	the date you withdraw the application;

(2)	45 days after the date of the Temporary Insurance Agreement if we have not received a properly completed and signed Application — Part II — Medical History and all medical examinations and tests required by us as set forth in our Initial Submission Guidelines;

(3)	the date we send notice to you at the address shown on the Application that we have declined to issue the Policy; and

(4)	90 days after the date of the Temporary Insurance Agreement.

Temporary Insurance will also end on the date when insurance takes effect under the Policy, at which point the amount remitted will be applied to the Policy.

OWNER	You have rights in the Policy during the Insured’s lifetime under the Policy. If you die before an Insured and there is no contingent Owner, ownership will pass to your estate.

We will treat joint Owners as having equal undivided interests in the Policy. All Owners must together exercise any ownership rights in the Policy. If the last surviving joint Owner dies before the Insured under a Policy and there is no contingent Owner, ownership will pass to your estate.

BENEFICIARY

You designate the primary Beneficiary(ies) and contingent Beneficiary(ies) when you apply for the Policy. You may name one or more primary Beneficiary(ies) or contingent Beneficiary(ies). We will pay the proceeds to the surviving primary Beneficiary(ies), if any (or surviving contingent Beneficiary(ies) if there are no surviving primary
Beneficiary(ies)), in equal shares, unless you request otherwise.

Unless an Optional Payment Plan is chosen, we will pay the Death Benefit Proceeds in a lump sum to the primary Beneficiary(ies). If the primary Beneficiary(ies) dies before the Insured, we will pay the Death Benefit Proceeds to the contingent Beneficiary(ies). If there are no surviving Beneficiary(ies) we will pay the Death Benefit Proceeds to you or your estate.

CHANGING THE OWNER OR BENEFICIARY

During an Insured’s life, you may change the Owner. You may change the
Beneficiary(ies) during an Insured’s life (unless a Beneficiary was designated as an irrevocable Beneficiary). To make this change, please write our Home Office. The request and the change must be in a form satisfactory to us and we must actually receive the request. The change will take effect as of the date you signed the request.

If the request is undated, the change will take effect the first business day received in our Home Office.

CANCELING A POLICY

You may cancel your Policy during the “free-look period” by returning it to us at our Home Office. The free-look period expires 10 days after you receive the Policy or longer if required by state law. If you decide to cancel the Policy during the free-look period, we will treat the Policy as if it had never been issued. Within 7 calendar days after we receive the returned Policy, we will refund an amount equal to the sum of all premiums paid for the Policy, or other amounts as required under state law.

Premiums

GENERAL

The premium amounts sufficient to fund a Policy depend on a number of factors, such as the Age, gender (where applicable), and risk class of a proposed Insured, the desired Specified Amount, any supplemental benefits, investment performance of the Subaccounts. The minimum initial premium is the amount required to issue the Policy. The minimum amount required to issue the Policy is dependent upon a number of factors including the amount of insurance requested, the Age, gender (if applicable) and risk factors of the Insured. The minimum Specified Amount is $100,000. See the “Fee Tables” provision of this prospectus for additional information on fees and charges associated with this Policy. The minimum subsequent premium is $20.00 ($15.00 for payment made via automatic deduction). We will usually credit your initial premium payment to the Policy on the later of the date we approve your application and the date we receive your payment. We will credit any subsequent premium payment to your Policy on the Valuation Day we receive the payment at our Home Office. After you pay the initial premium, you may make unscheduled premium payments in any amount and at any time subject to certain restrictions. Unless you direct us otherwise, we apply unscheduled premium payments first to repay any Policy Debt.

For your convenience, we will monitor your Policy and will attempt to notify you on a timely basis if your Policy is in jeopardy of becoming a modified endowment contract (“MEC”) under the Code. See the “Tax Considerations” provision of this prospectus. We reserve the right to limit the number and amount of any unscheduled premium payments.

TAX-FREE EXCHANGES (1035 EXCHANGES)

We will accept money from another policy as part of your initial premium, if that policy qualifies for a tax-free exchange under Section 1035 of the Code. If you contemplate such an exchange, you should consult a tax adviser to learn the potential tax effects of such a transaction. We will accept 1035 exchanges even if there is an outstanding loan on the other policy, so long as the outstanding loan is no more than 50% of the rollover premium. We may allow higher loan percentages. Replacing your existing coverage with this Policy may not be to your advantage.

CERTAIN INTERNAL EXCHANGES

If you replace an existing GE Life and Annuity Assurance Company (or one of our affiliated companies) fixed permanent life insurance policy with this Policy, we may waive some or all of any applicable surrender charge on the fixed permanent life insurance policy, provided that:

(1)	the fixed permanent life insurance policy has a positive Surrender Value at the time of the exchange; and

(2)	the entire account value in the fixed permanent life insurance policy is rolled over into the Policy.

If you qualify, the maximum amount of surrender charge we will waive on the fixed permanent life insurance policy is equal to 0.03 multiplied by the Account Value.

PERIODIC PREMIUM PLAN

When you apply for a Policy, you may select a periodic premium payment plan. Under this plan, you may choose to receive a premium notice either annually, semi-annually, or quarterly. You can also arrange for annual, semi-annual, quarterly or monthly premium payments paid via automatic deduction from your bank account or any other similar account we accept. You are not required to pay premiums in accordance with this premium plan; you can pay more or less than planned or skip a planned premium payment entirely. Subject to our administrative servicing guidelines, you can change the amount of planned premiums or switch between frequencies, whenever you want by providing satisfactory instructions to our Home Office. Any change will be effective upon our receipt of the instructions. Depending on your Account Value at the time of an increase in the Specified Amount and the amount of the increase requested, a change in your periodic premium payments may be advisable. See the “Changing the Specified Amount” provision of this prospectus.

MINIMUM PREMIUM PAYMENT

Generally, the minimum amount of premium we will accept in connection with a periodic premium payment plan is $20 ($15.00 for payments made via automatic deduction); you may have to pay a higher amount to keep the Policy in force. See the “Premium to Prevent Termination” provision of this prospectus.

ALLOCATING PREMIUMS	When you apply for a Policy, you specify the percentage of your Net Premium we allocate to each Subaccount. You may only direct your Net Premiums and assets to not more than 10 Subaccounts at any given time. You can change the future allocation percentages at any time (subject to certain limitations) by writing or calling our Home Office. The change will apply to all premiums we receive with or after we receive your instructions. Each Net Premium allocation percentage must be a whole number totaling 100%.

Until we approve your application, receive all necessary forms including any subsequent amendments to the application, and receive the entire initial premium, we will place any premiums you pay into a non-interest bearing account. At Policy issue, we will then allocate your Net Premium to the Subaccounts based on the allocation percentages you specified in your application.

How Your Account Value Varies

ACCOUNT VALUE

Your Account Value is the entire amount we hold under your Policy for you. The Account Value serves as a starting point for calculating certain values under a Policy. It is the sum of the total amount under the Policy in each Subaccount and the amount held in the General Account to secure Policy Debt. We determine the Account Value first on your Policy Date (or on the date we receive your initial premium, if later) and thereafter on each Valuation Day. We will not value Subaccount assets on days on which the New York Stock Exchange is closed for trading. Your Account Value will vary to reflect the performance of the Subaccounts to which you have allocated assets and also will vary to reflect Policy Debt, charges for the monthly deduction, mortality and expense risk charges, transfers, partial surrenders, and Policy Debt repayments. Your Account Value may be more or less than the premiums you paid and you bear the investment risk with respect to the amounts allocated to the Subaccounts.

SURRENDER VALUE	The Surrender Value on a Valuation Day is the Account Value reduced by:

(1)	any surrender charge that we would deduct if you surrendered the Policy that day; and

(2)	any Policy Debt.

SUBACCOUNT VALUES

On any Valuation Day, the value of a Subaccount equals the number of units we credit to the Policy multiplied by the unit value for that day. When you make allocations to a Subaccount, either by Net Premium allocation, transfer of assets, transfer of Policy Debt, loan interest from the General Account, or repayment of a Policy loan, we credit your Policy with units in that Subaccount. We determine the number of units by dividing the amount allocated, transferred or repaid to the Subaccount by the unit value for the Valuation Day when we effect the allocation, transfer or repayment. Amounts allocated to a Subaccount are credited to your Policy on the basis of the Subaccount unit value next determined after our receipt of your Net Premium, transfer instruction, or loan repayment (as the case may be).

Transfers

GENERAL

You may transfer all or a portion of your assets between and among the Subaccounts of the Separate Account on any Valuation Day, subject to certain restrictions. We process transfers among the Subaccounts as of the end of the Valuation Period that we receive the transfer request in good order at our Home Office. There may be limitations placed on multiple requests made at different times during the same Valuation Period involving the same Subaccounts. We may postpone transfers among the Subaccounts under certain circumstances.

TRANSFERS AMONG THE SUBACCOUNTS

You may submit 12 Subaccount transfers each calendar year by U.S. Mail, voice response, telephone or facsimile. Once such 12 Subaccount transfers have been executed, a letter will be sent to you notifying you that you may submit additional transfers only in writing by U.S. Mail. Transfer requests sent by same day mail, courier service, telephone or facsimile will not be accepted. The restrictions listed above do not apply to any transfers made among the Subaccounts pursuant to a Dollar Cost Averaging program or Portfolio Rebalancing program.

We may assess a charge of up to $10 per transfer. The minimum transfer amount is $100 or the entire balance in the Subaccount if the transfer will leave a balance of less than $100.

Sometimes, we may not honor your transfer request. We may not honor your transfer request if:

(1)	any Subaccount that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests;

(2)	the transfer is a result of more than one trade involving the same Subaccount within a 30 day period; or

(3)	the transfer would adversely affect Accumulation Unit values.

We also may not honor transfers made by third parties. (See the “Transfers by Third Parties” provision of this prospectus.)

If your transfer request is not processed, you will be sent a letter notifying you that your transfer request was not honored. If we do not honor your transfer request, we will not count that request as a transfer for purposes of the 12 transfers allowed each calendar year as described in the previous section. If you still wish to transfer assets to a specified Subaccount, you must contact our Home Office in accordance with the first paragraph of this section.

When thinking about a transfer of assets, you should consider the inherent risks involved. Frequent transfers based on short-term expectations may increase the risk that you will make a transfer at an inopportune time.

TELEPHONE TRANSACTIONS

You may make your first 12 transfers among the Subaccounts by calling our Home Office provided we receive written authorization from you at our Home Office to execute such transactions prior to your request. Transactions that can be conducted over the telephone include, but are not limited to:

(1)	the first 12 transfers of assets among the Subaccounts in any calendar year (this includes any changes in premium allocations when such changes include a transfer of assets);

(2)	Dollar Cost Averaging; and

(3)	Portfolio Rebalancing.

We will employ reasonable procedures to confirm that instructions we receive are genuine. Such procedures may include, among others:

(1)	requiring you or a third party to provide some form of personal identification before we act on the telephone instructions;

(2)	confirming the telephone transaction in writing to you or a third party you authorized; and/or

(3)	tape recording telephone instructions.

We reserve the right to limit or prohibit telephone transactions.

We may delay making a payment or processing a transfer request if:

(1)	the disposal or valuation of the Separate Account’s assets is not reasonably practicable because the New York Stock Exchange is closed;

(2)	on nationally recognized holidays, trading is restricted by the New York Stock Exchange;

(3)	an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

(4)	the SEC by order permits postponement of payment to protect our Owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Account Value may be affected since Owners will not have access to their account.

CONFIRMATION OF TRANSACTIONS

We will not be liable for following instructions that we reasonably determine to be genuine. We will send you a confirmation of any transfer we process. You are responsible for verifying transfer confirmations and notifying us of any errors within 30 days of receiving the confirmation statement.

TRANSFERS BY THIRD PARTIES

As a general rule and as a convenience to you, we allow you to give a third party the right to effect transfers on your behalf. However, when the same third party makes transfers for many Owners, the result can be simultaneous transfers involving large amounts of assets. Such transfers can disrupt the orderly management of the Portfolios underlying the Policy, can result in higher costs to Owners, and are generally not compatible with the long-range goals of Owners. We believe that such simultaneous transfers are not in the best interests of all shareholders of the Portfolios underlying the Policies, and the management of those Portfolios share this position.

Therefore, to the extent necessary to reduce the adverse effects of simultaneous transfers made by third parties who make transfers on behalf of multiple owners, we may not honor such transfers. Also, we will institute procedures to assure that the transfer requests that we receive have, in fact, been made by the Owners in whose names they are submitted. These procedures will not, however, prevent Owners from making their own transfer requests.

DOLLAR COST AVERAGING

The Dollar Cost Averaging program permits you to systematically transfer on a monthly or quarterly basis a set dollar amount from the Subaccount investing in the GE Investments Funds, Inc. — Money Market Fund (the “Money Market Subaccount”) to any combination of Subaccounts other than the Money Market Subaccount (as long as the total number of Subaccounts used does not exceed the maximum number allowed under the Policy). The Dollar Cost Averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase units when their value is low as well as when it is high. Dollar Cost Averaging does not assure a profit or protect against a loss.

You may participate in the Dollar Cost Averaging program by completing a Dollar Cost Averaging agreement, or by calling our Home Office. To use the Dollar Cost Averaging program, you must transfer at least $100 from the Money Market Subaccount to any Subaccount other than the Money Market Subaccount. If any transfer would leave less than $100 in the Money Market Subaccount from which transfers are being made, we will transfer the entire amount. Once elected, Dollar Cost Averaging remains in effect from the date we receive your request until the value of the Money Market Subaccount from which transfers are being made is depleted, or until you cancel the program by written request or by telephone if we have your telephone authorization on file. The Dollar Cost Averaging program will start 30 days after we receive your premium payment and instructions, unless you specify an earlier date. (See the “Allocating Premiums” provision for a description of when this occurs.)

There is no additional charge for Dollar Cost Averaging, and we do not consider a transfer under this program as a transfer for purposes of assessing a transfer charge (if assessed), or for calculating any limit on the maximum number of transfers we may impose for a calendar year. We reserve the right to discontinue or modify the Dollar Cost Averaging program at any time and for any reason.

PORTFOLIO REBALANCING

Once you allocate your premium among the Subaccounts, the performance of each Subaccount may cause your allocation to shift. You may instruct us to automatically rebalance on a quarterly, semi-annual or annual basis your assets to return to the percentages specified in your allocation instructions. You may elect to participate in the Portfolio Rebalancing program at any time by completing the Portfolio Rebalancing agreement. Your percentage allocations must be in whole percentages. Subsequent changes to your percentage allocations may be made at any time by writing or calling our Home Office. Once elected, Portfolio Rebalancing remains in effect from the date we receive your request until you instruct us to discontinue Portfolio Rebalancing.

There is no additional charge for using Portfolio Rebalancing, and we do not consider a transfer under this program a transfer for purposes of assessing a transfer charge, or for calculating any limit on maximum number of transfers we may impose for a calendar year. We reserve the right to discontinue or modify the Portfolio Rebalancing program at any time and for any reason. Portfolio Rebalancing does not guarantee a profit or protect against a loss. We also reserve the right to exclude certain Subaccounts from Portfolio Rebalancing.

Death Benefits

As long as the Policy remains in force, we will pay the Death Benefit Proceeds upon receipt by our Home Office of satisfactory proof of the Insured’s death. See the “Requesting Payments” provision of this prospectus. We will pay the Death Benefit Proceeds to the named Beneficiary(ies).

AMOUNT OF DEATH BENEFIT PAYABLE

The amount of Death Benefit payable equals:

• the Death Benefit Proceeds determined under the Death Benefit option in effect on the date of death of the Insured;

• plus any supplemental Death Benefit provided by rider;

• minus any Policy Debt on that date; and

• minus the premium that would have been required to keep the Policy in force if the date of death occurred during a grace period.

Under certain circumstances, we may further adjust the amount of the Death Benefit payable. See the “Incontestability,” the “Misstatement of Age or Gender” and the “Suicide” provisions of this prospectus.

The minimum Specified Amount is $100,000.

DEATH BENEFIT OPTIONS

A Policy must satisfy the Guideline Premium Test to qualify as a life insurance contract for purposes of Section 7702 of the Code. There are two Death Benefit Options under the Policy. The Death Benefit will be the greater of the Death Benefit under the Death Benefit option you select or the Minimum Death Benefit resulting from the Guideline Premium Test. The SAI contains more information about how we determine the Death Benefit.

For any Death Benefit option, the calculation of the minimum Death Benefit is shown in the Policy. The minimum Death Benefit generally is the lowest Death Benefit which will qualify the Policy as life insurance under Section 7702 of the Code.

The Death Benefit is set forth below:

•	Under Option A, the Death Benefit is the Specified Amount plus the Account Value.

•	Under Option B, the Death Benefit is the Specified Amount.

Under all options, we determine the Specified Amount and the Account Value on the Valuation Day of the death of the Insured.

Under Death Benefit Option A, the Death Benefit Proceeds will vary directly with the investment performance of the Portfolios. Under Death Benefit Option B, the Death Benefit Proceeds ordinarily will not change until the applicable percentage amount of the Account Value exceeds the Specified Amount or you change the Specified Amount.

CHANGING THE DEATH BENEFIT OPTION

You select the Death Benefit option when you apply for the Policy. You may change your Death Benefit option at any time by writing to our Home Office. The effective date of the change will be the Monthly Anniversary Date after we receive the request for the change. We will send you revised Policy data pages reflecting the new option and the effective date of the change. We will adjust the Specified Amount on the effective date of the change in Death Benefit option to ensure the Death Benefit after the change equals the Death Benefit before the change. A change in the Death Benefit option will affect the cost of insurance charges. A change in the Death Benefit may have Federal tax consequences. See the “Tax Considerations” provision of this prospectus, as well as the SAI for additional information.

CHANGING THE SPECIFIED AMOUNT

After a Policy has been in effect for one year, you may increase or decrease the Specified Amount. To make a change, you must send your written request and the Policy to our Home Office. Any change in the Specified Amount may affect the cost of insurance rate and the net amount at risk, both of which may change your cost of insurance.

Any change in the Specified Amount will affect the maximum premium limitation. If a decrease in the Specified Amount causes the premiums to exceed new lower limitations required by Federal tax law, we will withdraw the excess from the Account Value and refund that amount to you so that the Policy will continue to meet the requirements as a life insurance Policy under the Code. We will withdraw the assets that we refund from each Subaccount on a pro rata basis.

Any decrease in the Specified Amount will become effective on the Monthly Anniversary Date after the date we receive the request. The decrease will first apply to coverage provided by the most recent increase, then to the next most recent increases successively, then to the coverage under the original application. During the Continuation Period, we will not allow a decrease unless the Account Value less any Policy Debt is greater than the surrender charge. The Specified Amount following a decrease can never be less than the minimum Specified Amount for the Policy when we issued it. A decrease may cause us to assess a surrender charge and may require us to pay excess Account Value.

To apply for an increase in Specified Amount, you must complete a supplemental application and submit evidence of insurability satisfactory to us. Any approved increase will become effective on the date shown in the supplemental Policy data page. Please note that an increase will not become effective if the Policy’s Surrender Value is too low to cover the monthly deduction for the Policy Month following the increase.

An increase in the Specified Amount will increase the Continuation Amount.

A change in your Specified Amount may have Federal tax consequences. See the “Tax Considerations” provision of this prospectus.

CHARGE FOR INCREASE IN SPECIFIED AMOUNT

If there is an increase in the Specified Amount, there will be a one-time charge per increase of at least $1.50 per $1,000 of increase in Specified Amount (this charge is guaranteed never to exceed $300). This charge is assessed to cover the costs associated with administering and underwriting the increase. This charge will be included in the monthly deduction for the month the increase becomes effective.

Surrenders and Partial Surrenders

SURRENDERS

You may cancel and surrender your Policy at any time before the Insured dies. The Policy will terminate on the Valuation Day we receive your request for surrender at our Home Office. You will not be able to reinstate the Policy.

We will pay you the Surrender Value in a lump sum unless you make other arrangements. You will incur a surrender charge if you surrender your Policy during the first 15 Policy years. This charge remains level for the first five Policy years, then grades to zero at the end of year 15, or at age 95, if earlier. See the “Surrender Charge” provision of this prospectus. A surrender may have adverse tax consequences. See the “Tax Considerations” provision in this prospectus.

PARTIAL SURRENDERS

You may take partial surrenders if you elect Death Benefit Option A. If you elect Death Benefit Option B, you only may take partial surrenders after the first Policy year. The minimum partial surrender amount is $500.

We will assess a processing fee for each partial surrender equal to the lesser of $25 or 2% of the amount partially surrendered. See the “Partial Surrender Processing Fee” provision of this prospectus. The amount of the partial surrender will equal the amount you requested to surrender adjusted for any processing fee, if assessed.

When you request a partial surrender, you can direct how we deduct the partial surrender from your Account Value. If you provide no directions, or if the amount of assets in any Subaccount you designate is inadequate to pay the required charges, we will deduct the partial surrender on a pro-rata basis from among all the Subaccounts in which you have allocated assets.

EFFECT OF PARTIAL SURRENDERS

A partial surrender will reduce both the Account Value and the Death Benefit Proceeds by the amount of the partial surrender. A partial surrender may have Federal tax consequences. See the “Tax Considerations” provision of this prospectus, as well as the SAI for additional information.

Loans

GENERAL	You may borrow up to the following amount:

•	90% of the difference between your Account Value at the end of the Valuation Period during which we received your loan request and any surrender charges on the date of the loan;

•	less any outstanding Policy Debt.

When we make a loan, we transfer an amount equal to the loan proceeds from your Account Value in the Separate Account to our General Account and hold it as “collateral” for the loan. If you do not direct an allocation for this transfer, we will make it on a pro-rata basis from each Subaccount in which you have invested. We will credit interest at an annualized effective rate of at least 4% on that collateral.

We may charge and credit different rates on Policy debt depending on your Policy year and whether we are loaning a portion of premiums paid (non-preferred) or earnings (preferred).

For non-preferred loans, we currently credit interest at an annualized effective rate of 5.30% on collateral corresponding to Policy Debt and charge interest daily at an annualized effective rate of 6.0% on outstanding Policy Debt. For preferred loans after the tenth Policy year, we credit interest at an annualized effective rate of 4.0% on collateral corresponding to Policy Debt and charge interest daily at an annualized effective rate of 4.0% on outstanding Policy Debt, essentially providing a Policy loan without an interest charge.

We transfer Account Value equal to the amount of the loan into a Loan Account where you will receive an interest credit. Rates may vary based on the timing of your loan:

	Non-Preferred Loans All Policy Years (And Preferred loans during Policy years 1-10)	Preferred Loans Policy Years 11 and Over

Current Interest Rate Charged	6.0%	4.0%
Current Interest Rate Credited	5.30%	4.0%

Current Net Cost	0.70%	0.0%

Maximum Interest Rate Charged	6.0%	4.0%
Guaranteed Interest Rate Credited	4.0%	4.0%

Guaranteed Net Cost	2.0%	0.0%

Loans will reduce the Account Value, the Surrender Value and the Death Benefit Proceeds and may cause the Policy to lapse if not repaid.

Interest is due and payable at the end of each Policy year while a Policy loan is outstanding. If, on any Policy anniversary, you have not paid interest accrued since the last Policy anniversary, we add the amount of the interest to the loan and this becomes part of your outstanding Policy Debt. We transfer the interest due from each Subaccount on a pro-rata basis.

REPAYMENT OF POLICY DEBT

You may repay all or part of your Policy Debt at any time while an Insured is living and the Policy is in effect. We will treat any unscheduled premium payments by you (other than the initial premium) first as the repayment of any outstanding Policy Debt, unless otherwise instructed. We will first apply any repayment to reduce the portion of Policy Debt that is not preferred Policy Debt. We will treat the portion of the payment in excess of any outstanding Policy Debt as an additional premium payment. See the “Premiums” provision of this prospectus.

When you repay a loan, we transfer an amount equal to the repayment from our General Account to the Separate Account and allocate it as you directed when you repaid the loan. If you provide no directions, we will allocate the amount according to your current instructions for premium allocations.

You must send loan repayments to our Home Office. We will credit the repayments as of the Valuation Day we receive them.

EFFECT OF POLICY LOANS

A Policy loan impacts the Policy, because we reduce the Death Benefit Proceeds and Surrender Value under the Policy by the amount of any outstanding loan plus interest you owe on the loan. Repaying the loan causes the Death Benefit Proceeds and Surrender Value to increase by the amount of the repayment. As long as a loan is outstanding, we hold an amount equal to the loan as collateral. The amount held as collateral is not affected by the Separate Account’s investment performance. Amounts transferred from the Separate Account as collateral will affect the Account Value, whether or not the loan is repaid, because we credit such amounts with an interest rate we declare rather than a rate of return reflecting the investment performance of the Separate Account.

There are risks involved in taking a Policy loan, a few of which include the potential for a Policy to lapse if projected earnings, taking into account outstanding loans, are not achieved. A Policy loan may also have possible adverse tax consequences. See the “Tax Considerations” provision of this prospectus.

We will notify you if the sum of your loans plus any interest you owe on the loans is more than the Account Value less applicable surrender charges, or if during the Continuation Period, the sum of your loans plus any interest you owe on the loans is more than the Account Value less any applicable surrender charges, and the Net Total Premium is less than the Continuation Amount. If you do not submit a sufficient payment within 61 days from the date of the notice, your Policy may terminate.

Termination

PREMIUM TO PREVENT TERMINATION

Generally, if on a Monthly Anniversary Date, the Surrender Value of your Policy is too low to cover the monthly deduction, your Policy will be in default and a grace period will begin. In that case, we will mail you notice of the additional premium necessary to prevent your Policy from terminating. You will have a 61 day grace period from the date we mail the notice to make the required premium payment.

However, your Policy will not lapse during the Continuation Period, even if your Surrender Value is too low to cover the monthly deduction, so long as the Net Total Premium is at least equal to the Continuation Amount. At the end of the Continuation Period, you may, however, have to make an additional premium payment to keep the Policy in force.

GRACE PERIOD

If the Insured should die during the grace period before you pay the required premium, the Death Benefit Proceeds will still be payable to the Beneficiary(ies), although we will reduce the amount of the Death Benefit payable by the amount of premium that would have been required to keep the Policy in force. If you have not paid the required premium before the grace period ends, your Policy will terminate. The Policy will have no value and no benefits will be payable. However, you may reinstate your Policy under certain circumstances. The SAI contains more information about the Grace Period.

REINSTATEMENT

If you have not surrendered your Policy, you may reinstate your Policy within three years after termination, provided you meet certain conditions, including the payment of the necessary premium and submission of satisfactory evidence of insurability. See your Policy and the SAI for further information.

EXCHANGE PRIVILEGE

During the first 24 Policy Months, you may convert the Policy to a permanent fixed benefit Policy offered by us or by one of our affiliates. If you object to a material change in the investment policy of the Separate Account or the Subaccounts, you also may convert the Policy to a permanent fixed benefit Policy within 60 days after the change. In either case, you may elect either the same Death Benefit Proceeds or the Death Benefit Proceeds minus your Account Value as the existing Policy at the time of conversion. We will base premiums on the same Age at issue and risk class of the Insured as the existing Policy. The conversion will be subject to an equitable adjustment in payments and Account Value to reflect variances, if any, in the payments and assets under the existing Policy and the new Policy. See you Policy for further information.

Requesting Payments

You may send your written requests for payment to our Home Office or give them to one of our authorized agents for submission to our Home Office. We will ordinarily pay any Death Benefit Proceeds, loan proceeds or surrender or partial surrender proceeds in a lump sum within 7 days after receipt of your written request at our Home Office of all the documents required for such a payment. Other than the Death Benefit Proceeds, which we determine as of the Valuation Day of the Insured’s death, the amount we pay is as of the end of the Valuation Period during which our Home Office receives all required documents. We may pay the Death Benefit Proceeds in a lump sum or under an Optional Payment Plan. See the “Optional Payment Plans” provision of this prospectus and the SAI.

In most cases, when we pay Death Benefit Proceeds in a lump sum, we will pay these proceeds either:

(1)	to your Designated Beneficiary(ies) directly in the form of a check; or

(2)	by establishing an interest bearing account called the “GE Secure Access Account” for the Designated Beneficiary(ies) in the amount of Death Benefit Proceeds payable.

When establishing the GE Secure Access Account we will send the Beneficiary a checkbook within 7 days after we receive all the required documents, and the Beneficiary(ies) will have immediate access to the account simply by writing a check for all or any part of the amount of the Death Benefit Proceeds payable. The GE Secure Access Account is part of our General Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our General Account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the GE Secure Access Account. If we do not receive instructions from the Beneficiary(ies) with regard to the form of Death Benefit payment, we will automatically establish the GE Secure Access Account.

Any Death Benefit Proceeds that we pay in one lump sum will include interest from the date of death to the date of payment. We will credit interest at a rate we set, or a rate set by law if greater. The minimum interest rate which we may credit is 2.5%. We will not credit interest beyond one year or any longer time set by law. We will reduce Death Benefit Proceeds by any outstanding Policy Debt and any due and unpaid charges and will increase Death Benefit Proceeds by any benefits added by rider.

We also may defer making payments attributable to a check or draft that has not cleared the bank on which it is drawn.

State law requires that we reserve the right to defer payments from the General Account for payment of the Death Benefit Proceeds for up to six months from the date we receive request for payment.

Tax Considerations

INTRODUCTION

This part of the prospectus discusses the Federal income tax treatment of the Policy. The Federal income tax treatment of the Policy is complex and sometimes uncertain and may vary with your particular circumstances.

This discussion is general and is not intended as tax advice. It does not address all of the Federal income tax rules that may affect you and your Policy. This discussion also does not address Federal estate or gift tax consequences, or state or local tax consequences, associated with a Policy. As a result, you should always consult a tax adviser about the application of the tax rules and regulations to your individual situation.

TAX STATUS OF THE POLICY

Federal income tax law generally grants favorable treatment to life insurance; the proceeds paid on the death of the Insured are excluded from the gross income of the Beneficiary(ies), and the Owner is not taxed on increases in the Account Value unless amounts are distributed while the Insured is alive. The Policy is designed to comply with the Guideline Premium Test under the tax laws, which are described in the SAI.

Regardless of the tax compliance test selected, two other requirements must be met for your Policy to receive favorable tax treatment as life insurance:

•	the investments of the Separate Account must be “adequately diversified” in accordance with Internal Revenue Service (“IRS”) regulations; and

•	your right to choose particular investments for a Policy must be limited.

Investments in the Separate Account must be diversified.    The IRS has issued regulations that prescribe standards for determining whether the investments of the Separate Account, including the assets of the Portfolios in which the Separate Account invests, are “adequately diversified.” If the Separate Account fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the Account Value over the premiums paid for the Policy.

Although we do not control the investments of all of the Portfolios (we only indirectly control those of GE Investments Funds, Inc., through an affiliated company), we expect that the Portfolios will comply with the IRS regulations so that the Separate Account will be considered “adequately diversified.”

Restrictions on the extent to which you can direct the investment of assets.    Federal income tax law limits your right to choose particular investments for the Policy. The U.S. Treasury Department stated in 1986 that it expected to issue guidance clarifying those limits, but it has not yet done so. Thus, the nature of the limits is currently uncertain. As a result, your right to allocate assets among the Portfolios may exceed those limits. If so, you would be treated as the owner of a portion of the assets of the Separate Account and thus be subject to current taxation on the income and gains from those assets.

We do not know what limits may be set forth in any guidance that the Treasury Department may issue, or whether any such limits will apply to existing Policies. We therefore reserve the right to modify the Policy without your consent to attempt to prevent the tax law from considering you as an owner of a portion of the assets of the Separate Account.

No guarantees regarding tax treatment.    We make no guarantees regarding the tax treatment of any Policy or of any transaction involving a Policy. However, the remainder of this discussion assumes that your Policy will be treated as a life insurance contract for Federal income tax purposes and that the tax law will not impose tax on any increase in your Account Value until there is a distribution from your Policy.

TAX TREATMENT OF POLICIES —GENERAL	Death Benefit Proceeds and Account Value increases. A Policy’s treatment as life insurance for Federal income tax purposes generally has the following results:

•	Death Benefit Proceeds are excludable from the gross income of the Beneficiary;

•	you are not taxed on increases in the Account Value unless amounts are distributed from the Policy while the Insured is alive;

•	the taxation of amounts distributed while the Insured(s) is alive depends upon whether your Policy is a “modified endowment contract.” The term “modified endowment contract,” is defined in the section entitled “Definition of a Modified Endowment Contract” located in the “Special Rules for Modified Endowment Contracts” provision of this prospectus.

Partial and full surrenders and maturity proceeds.    If your Policy is not a modified endowment contract, you will generally pay tax on the amount of a partial or full surrender only to the extent it exceeds your “investment in the contract.”

Accelerated Benefit Rider.    Your Policy may contain an Accelerated Benefit Rider, which provides you with access to a portion of the Death Benefit if the Insured becomes terminally ill. The accelerated benefit payment is treated in the same manner as Death Benefit Proceeds for tax purposes, meaning that it generally will be excludable from gross income. But if the Insured under the Policy is an officer, director, or employee of the Owner of the Policy, or is financially interested in the trade or business of the Owner, the payment would be taxable in part.

Loans.    If your Policy is not a modified endowment contract, a loan received under the Policy (i.e., Policy Debt) normally will be treated as your indebtedness. Hence, so long as the Policy remains in force, you will generally not be taxed on any part of a Policy loan.

SPECIAL RULES FOR MODIFIED ENDOWMENT CONTRACTS	Definition of a “modified endowment contract.” Special rules apply to a Policy classified as a modified endowment contract. A Policy will be classified as a modified endowment contract if either of the following is true:
•	if premiums are paid more rapidly than allowed by a “7-pay test” under the tax law. At your request, we will let you know the amount of premium that may be paid for your Policy in any year that will avoid modified endowment contract treatment under the 7-pay test;

•	if the Policy is received in exchange for another policy that is a modified endowment contract.

If there is a reduction of benefits during the first seven years under a single life Policy, for example, as a result of a partial surrender, the 7-pay test will have to be reapplied as if the Policy had originally been issued at the reduced face value. If there is a “material change” in the benefits or terms, then the Policy may have to be retested as if it were a newly issued Policy. A material change may occur, for example, when there is an increase in the Death Benefit which is due to the payment of an unnecessary premium. Unnecessary premiums are premiums paid into the Policy which are not needed in order to provide a Death Benefit equal to the lowest Death Benefit that was payable in the first seven Policy years. To prevent your Policy from becoming a modified endowment contract, it may be necessary to limit premium payments or to limit reductions in benefits. A current prospective Policy owner should consult a tax adviser to determine whether a Policy transaction will cause the Policy to be classified as a modified endowment contract.

If a Policy becomes a modified endowment contract, distributions that occur during the contract year will be taxed as distributions from a modified endowment contract. In addition, distributions from a Policy within two years before it becomes a modified endowment contract will be taxed in this manner. This means that a distribution made from a Policy that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.

Tax treatment of modified endowment contracts.    If a Policy is classified as a modified endowment contract, the following special rules apply:

•	a partial surrender will be taxable to you to the extent that your Account Value exceeds your investment in the Policy;

•	a loan from the Policy (together with any unpaid interest included in Policy Debt), and the amount of any assignment or pledge of the Policy, will be taxed in the same manner as a partial surrender.

A penalty tax of 10% will be imposed on the amount of any full or partial surrender, loan and unpaid loan interest included in Policy Debt, assignment, or pledge on which you must pay tax. However, the penalty tax does not apply to a distribution made:

(1)	after you reach age 59 1/2;

(2)	because you have become disabled, within the meaning of the tax law; or

(3)	in substantially equal periodic payments (not less frequently than annually) made over your life or life expectancy (or over the joint lives or life expectancies of you and your beneficiary, within the meaning of the tax law).

Special rules if you own more than one modified endowment contract.    All modified endowment contracts that we (or any of our affiliates) issue to you within the same calendar year will be combined to determine the amount of any distribution from the Policy that will be taxable to you.

Interpretative issues.    The tax law’s rules relating to modified endowment contracts are complex and open to considerable variation in interpretation. You should consult your tax adviser before making any decisions regarding changes in coverage under or distributions from your Policy.

BUSINESS USES OF POLICY

Businesses can use the Policies in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances. If you are purchasing the Policy for any arrangement the value of which depends in part on its tax consequences, you should consult a qualified tax adviser. In recent years, moreover, Congress has adopted new rules relating to life insurance owned by businesses. Any business contemplating the purchase of a new Policy or a change in an existing Policy should consult a tax adviser.

TAX SHELTER REGULATIONS	Prospective Owners that are corporations should consult a tax adviser about the treatment of the Policy under the Treasury Regulations applicable to corporate tax shelters.

ALTERNATIVE MINIMUM TAX	There may also be an indirect tax upon the income in the Policy or the proceeds of a Policy under the Federal corporate alternative minimum tax, if the Owner is subject to that tax.

INCOME TAX WITHHOLDING

We may be required to withhold and pay to the IRS a part of the taxable portion of each distribution made under a Policy. However, in many cases, you may elect not to have any amounts withheld. You are responsible for payment of all taxes and early distribution penalties, regardless of whether you request that no taxes be withheld or if we do not withhold a sufficient amount of taxes. At the time you request a distribution from the Policy, we will send you forms that explain the withholding requirements.

TAX STATUS OF THE COMPANY

Under existing Federal income tax law, we do not expect to incur any Federal income tax liability on the income or gains in the Separate Account. Based upon this expectation, we do not impose a charge for Federal income taxes. If Federal income tax law changes and we are required to pay taxes on some or all of the income and gains earned by the Separate Account, we may impose a charge for those taxes.

We may also incur state and local taxes, in addition to premium taxes for which a deduction from premiums is currently made. At present, these taxes are not significant. If there is a material change in state or local tax laws, we may impose a charge for any taxes attributable to the Separate Account.

OTHER TAX CONSIDERATIONS

The transfer of the Policy or designation of a Beneficiary may have Federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. For example, the transfer of the Policy to, or the designation as a Beneficiary of, or the payment of proceeds to, a person who is assigned to a generation which is two or more generations below the generation assignment of the Owner may have generation skipping transfer tax consequences under Federal tax law. The individual situation of each Owner or Beneficiary will determine the extent, if any, to which Federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of Policy proceeds will be treated for the purpose of Federal, state and local estate, inheritance, generation skipping and other taxes.

This discussion is based on our understanding of the Federal income tax law existing on the date of this prospectus. Congress, the IRS, and the courts may modify these laws at any time, and may do so retroactively. Any person concerned about the tax implications of ownership of a Policy should consult a tax adviser.

Other Policy Information

OPTIONAL PAYMENT PLANS

The Policy currently offers the following five Optional Payment Plans, free of charge, as alternatives to the payment of a Death Benefit or Surrender Value in a lump sum (see the “Requesting Payments” provision of this prospectus):

•	Income for a Fixed Period;

•	Life Income;

•	Income of a Definite Amount;

•	Interest Income; and

•	Joint Life and Last Survivor Income.

These options are described in the SAI.

You may select an Optional Payment Plan in your application or by writing our Home Office. We will transfer any amount left with us for payment under an Optional Payment Plan to our General Account. Payments under an Optional Payment Plan will not vary with the investment performance of the Separate Account because they are forms of fixed-benefit annuities. See the “Tax Treatment of Policies” provision of this prospectus. Even if the Death Benefit under the Policy is excludible from income, payments under Optional Payment Plans may not be excludible in full. This is because earnings on the Death Benefit after the Insured’s death are taxable and payments under the Optional Payment Plans generally include such earnings. You should consult a tax adviser as to the tax treatment of payments under the Optional Payment Plans. Amounts allocated to an Optional Payment Plan will earn interest at 3% compounded annually. Certain conditions and restrictions apply to payments received under an Optional Payment Plan. For further information, please review your Policy or contact one of our authorized agents.

DIVIDENDS	The Policy is non-participating. We will not pay dividends on the Policy.

INCONTESTABILITY	The limitations on our right to contest the Policy are described in the SAI.

SUICIDE EXCLUSION	Our obligations in the event an Insured commits suicide are described in the SAI.

MISSTATEMENT OF AGE OR GENDER	We will adjust the Death Benefit Proceeds if you misstate an Insured’s Age or gender in your application.

WRITTEN NOTICE	You should send any written notice to us at our Home Office at the address listed on page 1 of this prospectus. The notice should include the Policy number and the full name of the Insured. We will send any notice to the address shown in the application unless an appropriate address change form has been filed with us.

TRUST

If you name a trust as the Owner or Beneficiary of the Policy and the trustee subsequently exercises ownership rights or claims benefits thereunder, we will have no obligation to verify that a trust is in effect or that the trustee is acting within the scope of his/her authority. Payment of Policy benefits to the trustee will release us from all obligations under the Policy to the extent of the payment. When we make a payment to the trustee, we will have no obligation to ensure that such payment is applied according to the terms of the trust agreement.

OTHER CHANGES	At any time, we may make such changes in the Policy as are necessary:

•	to assure compliance at all times with the definition of life insurance prescribed by the Code;

•	to make the Policy, our operations, or the operation of the Separate Account conform with any law or regulation issued by any government agency to which they are subject; or

•	to reflect a change in the operation of the Separate Account, if allowed by the Policy and applicable regulations.

Only the President or a Vice President of the Company has the right to change the Policy. No financial representative appointed as our agent has the authority to change the Policy or waive any of its terms. The President or a Vice President of the Company must sign all endorsements, amendments, or riders to be valid.

REPORTS

We maintain records and accounts of all transactions involving the Policy, the Separate Account, and Policy Debt. Within 30 days after each Policy anniversary, we will send you a report showing information about your Policy. The report will show:

•	the Specified Amount;

•	the Account Value;

•	the value in each Subaccount;

•	the Surrender Value;

•	the Policy Debt; and

•	the premiums paid and charges made during the Policy year.

We also will send you an annual and a semi-annual report for each Portfolio underlying a Subaccount to which you have allocated assets, as required by the 1940 Act. In addition, when you pay premiums, if you take out a Policy loan, make transfers, or take partial surrenders, you will receive a written confirmation of these transactions.

SUPPLEMENTAL BENEFITS	There are several supplemental benefits that may be added to a Policy. These benefits may not be available in all states or markets.

All riders are available at the time the Policy is issued or any time thereafter with the exception of the waiver of Planned Periodic Premium which is only available at issue. Riders may be canceled at any time by notifying us in writing at our Home Office.

We will deduct monthly charges from your Account Value as part of the monthly deduction for the benefits described below except for the Accelerated Death Benefit, for which there is no charge. See the “Charges and Deductions, Monthly Deduction” provision of this prospectus.

Additional rules and limits apply to these supplemental benefits. Please ask your financial representative for further information and individual illustrations or contact our Home Office at the address or telephone number listed on page 1 of this prospectus.

Accelerated Benefit Rider.    You may elect an accelerated benefit if the Insured is terminally ill. There is no charge for the election of this rider. The Accelerated Benefit Rider provides you with access to a portion of the Death Benefit during the Insured’s lifetime, if the Insured is diagnosed with a terminal illness. Additional information concerning this rider, including the amount and when it becomes available, is included in the SAI.

Accidental Death Benefit.    This rider provides an additional Death Benefit should the Insured’s death occur as a result of an accident (as defined by the rider). Amounts provided by this benefit are in addition to the Specified Amount of the base Policy. The Specified Amount of the rider can be from $5,000 to $200,000, but may not exceed the Specified Amount of the base Policy. The maximum monthly charge is $0.19 per $1,000 of Specified Amount but ends at attained age 70 when rider expires.

Additional Insured Rider.    An additional Insured can be added with this term insurance rider. The rider is available to the same issue Ages and risk classes as the base Insured. The minimum amount of insurance is $10,000 and the maximum is the Specified Amount on the base Policy. This rider also contains a conversion option that expires on the Policy anniversary nearest the additional Insured’s 70th birthday. The cost of this rider will not exceed the cost of insurance on a guaranteed basis. The charge for this rider is based on the additional Insured’s Age, risk class and gender.

Children’s Insurance Rider.    This rider provides available insurance coverage for each child of the Insured. The minimum amount of insurance coverage is $2,000; the maximum amount is $10,000. There is a conversion privilege at the Policy anniversary nearest each child’s 25th birthday or when the Policy ends, if earlier. If the Insured dies while the Policy is in effect, each child that is covered under this rider will receive a fully-paid Policy for the rider amount of insurance. The current and maximum monthly rate for this rider is $0.50 per $1,000 of rider insurance coverage.

Waiver of Monthly Deduction Rider.    In the event of total disability, this rider provides premium payments for the Policy. The rider is available for issue ages 15-60 (rating restrictions may apply). The amount of premium benefit equals the maximum monthly deduction required to keep the Policy in force. Coverage under this rider ends on the Policy anniversary nearest the Insured’s 65th birthday unless the Insured has been continuously disabled for the previous five years. The maximum cost of the rider is 31.83% of the total monthly cost of insurance charges, including rider cost of insurance.

Waiver of Planned Periodic Premium Rider.    This rider will provide a benefit in the form of planned monthly premium payments to the Policy in the event of a disability (as defined in the rider). Coverage under this rider ends on the Policy anniversary that occurs on or nearest to the Insured’s 65th birthday unless the Insured has been continuously disabled for the previous five years occurring before that date. The cost of this rider is based on a percentage of the total monthly benefit. This rider does not guarantee the Policy will not terminate. The monthly benefit amount selected may not be sufficient at the time of disability to cover all Policy costs.

USING THE POLICY AS COLLATERAL

You can assign the Policy as collateral security. You must notify us in writing on the appropriate form if you assign the Policy. Any payments we make before we receive notice of the assignment will not be affected. We are not responsible for the validity of an assignment. An assignment may affect your rights and the rights of the Beneficiary(ies).

REINSURANCE	We may reinsure a portion of the risks assumed under the Policies.

LEGAL PROCEEDINGS

We, like other insurance companies, are involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurance companies, substantial damages have been sought and/or material settlement payments have been made. Except for the McBride case described below, which is still in its preliminary stages, and its ultimate outcome, and any effect on us, cannot be determined at this time, we believe that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on our Consolidated Financial Statements.

On November 1, 2000, we were named as a defendant in a lawsuit filed in Georgia state court related to the sale of universal life insurance policies (McBride v. Life Insurance Co. of Virginia dba GE Life and Annuity Assurance Co.). On December 1, 2000, we successfully removed the case to the United States District Court for the Middle District of Georgia. The complaint is brought as a class action on behalf of all persons who purchased certain universal life insurance policies from us and alleges improper sales practices in connection with the sale of universal life insurance policies. No class has been certified. On February 27, 2002, the Court denied our motion for summary judgment. We have vigorously denied liability with respect to the plaintiff’s allegations and the ultimate outcome of the McBride litigation cannot be determined at this time. The complaint seeks monetary compensation for premium amounts paid to us allegedly in excess of contractual obligations, other unspecified compensatory damages, punitive damages, a declaration that we cannot collect premiums from contractholders in excess of alleged contractual obligations, and equitable recission rights.

Capital Brokerage Corporation, the principal underwriter, is not engaged in any litigation of any material nature.

Financial Statements

We have included the consolidated financial statements of the Company and its subsidiary and financial statements of the Separate Account in the SAI. You should distinguish the consolidated financial statements of the Company and its subsidiary from the financial statements of the Separate Account. Please consider the consolidated financial statements of the Company only as bearing on our ability to meet our obligations under the Policies. You should not consider the consolidated financial statements of the Company and its subsidiary as affecting the investment performance of the assets held in the Separate Account.

Definitions

The following terms are used throughout the prospectus:

Account Value — The total amount of assets allocated to each Subaccount.

Age — The age on the Insured’s birthday nearest the Policy Date or a Policy anniversary.

Attained Age — The Insured’s Age on the Policy Date plus the number of full years since the Policy Date.

Beneficiary(ies) — The person(s) or entity(ies) you designate to receive the Death Benefit payable at the death of the Insured.

Code — The Internal Revenue Code of 1986, as amended.

Company — GE Life and Annuity Assurance Company.

Continuation Amount — A cumulative amount set forth on the Policy data pages for each month of the Continuation Period representing the minimum Net Total Premium required to keep the Policy in force during the Continuation Period.

Continuation Period — The number of Policy years during which the Policy will not lapse if the Net Total Premium is at least equal to the Continuation Amount for the number of Policy Months that the Policy has been in force.

Death Benefit — The amount determined under the death benefit option in effect as of the date of death of the Insured.

Death Benefit Proceeds — The amount of proceeds determined under the applicable Death Benefit option.

Fund — Any open-end management investment company or unit investment trust in which the Separate Account invests.

General Account — Assets of the Company other than those allocated to the Separate Account or any of our other separate accounts.

Home Office — Our offices located at 6610 West Broad Street, Richmond, Virginia 23230.

Insured — The person(s) upon whose life is insured under the Policy.

Monthly Anniversary Date — The same date in each month as the Policy Date.

Net Premium — The portion of each premium you allocate to one or more Subaccounts. It is equal to the premium paid times the Net Premium Factor.

Net Premium Factor — The factor we use in determining the Net Premium which reflects a deduction from each premium paid.

Net Total Premium — On any date, Net Total Premium equals the total of all premiums paid to that date minus (a) divided by (b), where:

(a)	is any outstanding Policy Debt, plus the sum of any partial surrenders to date; and

(b)	is the Net Premium Factor.

Optional Payment Plan — A plan under which any part of Death Benefit Proceeds or Surrender Value proceeds can be used to provide a series of periodic payments to you or your Beneficiary(ies).

Owner — The Owner of the Policy. “You” or “your” refers to the Owner. You may also name Contingent Owners.

Planned Periodic Premium — A level premium amount scheduled for payment at fixed intervals over a specified period of time.

Policy — The Policy and application(s), including any riders, and endorsements.

Policy Date — The date as of which we issue the Policy and the date as of which the Policy becomes effective. We measure Policy years and anniversaries from the Policy Date. The Policy Date is shown on the Policy data pages. If the Policy Date would otherwise fall on the 29th, 30th, or 31st day of a month, the Policy Date will be the 28th.

Policy Debt — The amount of outstanding loans plus any accrued interest. Policy Debt is deducted from proceeds payable at the death of the Insured.

Policy Month — A one-month period beginning on a Monthly Anniversary Date and ending on the day immediately preceding the next Monthly Anniversary Date.

Portfolio — A division of a Fund, the assets of which are separate from other Portfolios that may be available in the Fund. Each Portfolio has its own investment objectives. Not all Portfolios may be available in all states or in all markets.

Separate Account — GE Life & Annuity Separate Account II, a segregated asset account of the Company to which you allocate Net Premiums.

Specified Amount — An amount we use in determining insurance coverage.

Subaccounts — A subdivision of the Separate Account, the assets of which are invested exclusively in a corresponding Portfolio of a Fund. A Subaccount may also be referred to as an Investment Subdivision in the Policy and/or marketing materials.

Surrender Value — The amount we pay you when you surrender the Policy. It is equal to your Account Value minus any Policy Debt and minus any applicable surrender charge.

Unit Value — A unit of measure we use to calculate the assets for each Subaccount.

Valuation Day — Each day on which the New York Stock Exchange is open for regular trading except for days that the Subaccount’s corresponding Portfolio does not value its shares.

Valuation Period — The period that starts at the close of regular trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the next succeeding Valuation Day.

The Statement of Additional Information includes additional information about GE Life & Annuity Separate Account II. We filed the SAI with the SEC. The SAI is incorporated by reference in this prospectus and it is legally a part of the prospectus.

For general information or to obtain free copies of:

•	the Policy prospectus or the Portfolio prospectuses;

•	the SAI;

•	a personalized illustration of Death Benefit and Surrender Values; or

•	any required forms,

Call: 1-800-352-9910

Or write:	GE Life and Annuity Assurance Company
6610 West Broad Street
Richmond, Virginia 23230

Or contact your financial representative.

Information about the Policy also is available at www.gefinancialservice.com.

Information about GE Life & Annuity Separate Account II, including the SAI, can be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Reports and other information about GE Life & Annuity Separate Account II are available on the SEC’s internet site at  http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 450 Fifth Street, N.W., Washington, DC 20549-0102.

Investment Company Act File No. 811-04885.

Filed Pursuant to Rule 497(e)

File Number 333-40820

Statement of Additional Information For The

Flexible Premium Variable Universal Life Insurance Policy

Policy Form

P1250 9/97

Issued by:

GE Life and Annuity Assurance Company

GE Life & Annuity Separate Account II

6610 West Broad Street

Richmond, Virginia 23230

Telephone Number: 1-800-352-9910

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the prospectus, dated May 1, 2003 (as amended September 2, 2003), for the Flexible Premium Variable Universal Life Insurance Policies issued by GE Life and Annuity Assurance Company through its GE Life & Annuity Separate Account II.

For a free copy of the prospectus:

Call:	1-800-352-9910

Or write:	GE Life and Annuity Assurance Company
6610 West Broad Street
Richmond, Virginia 23230

Or visit:	www.gefinancialservice.com

Or contact your financial representative

The date of this Statement of Additional Information is May 1, 2003 (as amended September 2, 2003).

THE COMPANY

We are a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871 to The Life Insurance Company of Virginia. General Electric Capital Corporation (“GE Capital”) acquired us from Aon Corporation on April 1, 1996. GE Capital subsequently contributed us to its wholly owned subsidiary, GE Financial Assurance Holdings, Inc. (“GE Financial Assurance”) and ultimately the majority of the outstanding common stock to General Electric Capital Assurance Company (“GECA”). As part of an internal reorganization of GE Financial Assurance’s insurance subsidiaries, The Harvest Life Insurance Company (“Harvest”) merged into the Company on January 1, 1999. At this time we were renamed GE Life and Annuity Assurance Company. Harvest’s former parent, Federal Home Life Insurance Company (“Federal”), received common stock of the Company in exchange for its interest in Harvest.

GE Financial Assurance indirectly owns approximately ninety-seven percent of our outstanding common stock. The stock is owned directly by General Electric Capital Assurance Company (“GE Capital Assurance”) and by Federal. Both GE Capital Assurance, which directly owns approximately eighty-five percent of our outstanding common stock, and Federal, which owns approximately twelve percent of our outstanding common stock, are indirectly owned by GE Financial Assurance. The 800 or 3% remaining shares of our outstanding common stock are owned by Phoenix Life Insurance Company, Inc. (“Phoenix”). All of our outstanding non-voting preferred stock is owned by GE Financial Assurance. GE Financial Assurance is a wholly-owned subsidiary of GE Insurance, Inc. (“GEI”). GEI is a wholly owned subsidiary of GE Capital which in turn is wholly owned, directly or indirectly, by General Electric Company (“GE”).

We principally offer annuity contracts, institutional stable value products, and life insurance. We do business in the District of Columbia and all states except New York. Our principal offices are located at 6610 West Broad Street, Richmond, Virginia 23230.

We are subject to regulation by the State Corporation Commission of the Commonwealth of Virginia. We file an annual statement with the Virginia Commissioner of Insurance on or before March 1 of each year covering our operations and reporting on our financial condition as of December 31 of the preceding year. Periodically, the Commissioner of Insurance examines our liabilities and reserves and those of the Separate Account and assesses their adequacy, and a full examination of our operations is conducted by the State Corporation Commission, Bureau of Insurance of the Commonwealth of Virginia, at least every five years.

We are also subject to the insurance laws and regulation of other states within which we are licensed to operate.

THE SEPARATE ACCOUNT

We established the GE Life & Annuity Separate Account II as a separate investment account on August 21, 1986. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the “1940 Act”) and meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC.

AGREEMENTS WITH DISTRIBUTORS AND ADVISERS FOR THE FUNDS

We have entered into agreements with either the investment adviser or distributor of each of the Funds under which the adviser or distributor pays us a fee ordinarily based upon a percentage of the average annual aggregate net amount we have invested in the Portfolio on behalf of the Separate Account and other separate accounts. These percentages differ, and some investment advisers or distributors pay us a greater percentage than other advisors or distributors. The amounts we receive under these agreements may be significant. The agreements reflect administrative services we provide.

ADDITIONAL INFORMATION ABOUT THE COST OF INSURANCE CHARGE	To determine your cost of insurance for a particular Policy Month, we multiply your net amount at risk by the applicable cost of insurance rate. We determine your net amount at risk by the following formula:
Death Benefit Proceeds
	-	Account Value
1.0032737

If the Specified Amount has increased, we first consider the Account Value part of the initial Specified Amount. If the Account Value is more than the initial Specified Amount, we will allocate that Account Value to the increases in Specified Amount in the order of such increases.

REDUCTION OF CHARGES FOR GROUP SALES

We may reduce charges and/or deductions for sales of the Policies to a trustee, employer or similar entity representing a group or to members of the group where such sales result in savings of sales or administrative expenses. We will base these discounts on the following:

(1)	The size of the group. Generally, the sales expenses for each individual Owner for a larger group are less than for a smaller group because more Policies can be implemented with fewer sales contacts and less administrative cost.

(2)	The total amount of premium payments to be received from a group. The number of Policy sales and other expenses are generally proportionately less on larger premium payments than on smaller ones.

(3)	The purpose for which the Policies are purchased. Certain types of plans are likely to be more stable than others. Such stability reduces the number of sales contacts and administrative and other services required, reduces sales administration and results in fewer Policy terminations. As a result, our sales and other expenses are reduced.

(4)	The nature of the group for which the Policies are purchased. Certain types of employee and professional groups are more likely to continue Policy participation for longer periods than are other groups with more mobile membership. If fewer Policies are terminated in a given group, our sales and other expenses are reduced. Likewise, we may realize reduced sales and other expenses for sales to groups that are affiliated with us or with whom we transact business, such as our own employees, the employees of our affiliated companies, the employees of broker/dealers with whom we have selling agreements and the employees of our other business partners, including family members of such employees.

(5)	Other circumstances. There may be other circumstances of which we are not presently aware, which could result in reduced sales expenses.

If, after we consider the factors listed above, we determine that a group purchase would result in reduced sales expenses, we may reduce the charges and/or deductions for each group. Reductions in these charges and/or deductions will not be unfairly discriminatory against any person, including the affected Owners and all other owners of policies funded by the Separate Account.

Any such reduction in charges and/or deductions will be consistent with the standards we use in determining the reduction in charges and/or deductions for other group arrangements.

CONTINUATION AMOUNT AND CONTINUATION PERIOD

On any Monthly Anniversary Date during the Continuation Period, if the Surrender Value of the Policy is not sufficient to cover the monthly deduction, the Policy will remain in effect if the Net Total Premium is at least equal to the Continuation Amount.

At the end of the Continuation Period, you may have to pay an additional premium to keep the Policy in effect.

An increase in Specified Amount will increase the Continuation Amount. A decrease in Specified Amount will reduce the Continuation Amount. Any termination and subsequent reinstatement of the Policy will reduce the Continuation Amount. We will send you a supplemental Policy data page reflecting any adjusted amounts. The Continuation Period will be as though the Policy had been in effect continuously from its original Policy Date.

GRACE PERIOD	On any Monthly Anniversary Date during the Continuation Period, you must pay a premium sufficient to keep the Policy in effect or coverage will terminate, if:

(1)	the Surrender Value is not sufficient to cover the monthly deduction; and

(2)	the Net Total Premium is less than the Continuation Amount.

The amount of the sufficient premium will equal the lesser of (1) and (2), where:

(1)	equals the monthly deduction due minus the Surrender Value, and that result divided by the Net Premium Factor; and

(2)	equals the Continuation Amount minus the Net Total Premium.

All amounts in (1) and (2) above are as of the Monthly Anniversary Date at the beginning of the grace period.

On any Monthly Anniversary Date after the Continuation Period, if the Surrender Value is not sufficient to cover the monthly deduction, you must pay a premium sufficient to keep the Policy in effect or coverage will terminate. In this case, the amount of the sufficient premium will equal the monthly deduction due minus the Surrender Value, and that result is then divided by the Net Premium Factor. As used in this paragraph, the monthly deduction due and the Surrender Value are both as of the Monthly Anniversary Date at the beginning of the grace period.

In either case, we will mail you written notice of the sufficient premium. This notice will be sent to your last known address. You have a 61 day grace period from the date we mail the notice to pay the sufficient premium.

Coverage continues during the 61 day grace period. If the death of the Insured occurs during the grace period, Death Benefit Proceeds will be reduced by the amount of the sufficient premium that would have been required to keep the Policy in effect. If the sufficient premium is not paid by the end of the grace period, the Policy will terminate without value.

REINSTATEMENT	You may reinstate this Policy within three years of the end of the grace period if:

(1)	you submit an application for reinstatement;

(2)	you provide required evidence of insurability satisfactory to us to determine the guaranteed maximum cost of insurance rate;

(3)	the Policy has not been surrendered for cash; and

(4)	you pay the premium as described below.

The Policy will be reinstated as of the date we approve the reinstatement. The surrender charge and the Continuation Period will be as though the Policy had been in effect continuously from its original Policy Date.

On the date of reinstatement, the Account Value will be allocated to the Subaccount specified by you. Unless you tell us otherwise, these allocations will be made in the same manner that Net Premiums are allocated.

If the Policy terminates and is reinstated before the end of the Continuation Period, you will have to pay a premium equal to (1) minus (2) minus (3) plus (4), where:

(1)	is the Continuation Amount as of the date of reinstatement;

(2)	is the sum of the monthly deductions that would have been made during the period between termination and reinstatement, divided by the Net Premium Factor;

(3)	is the Net Total Premium on the date of termination; and

(4)	is an amount sufficient to keep the Policy in effect for two Policy Months after the date of reinstatement.

On the date of reinstatement, the Account Value will equal (1) plus (2) minus (3), where:

(1)	is the Account Value on the first day of the grace period;

(2)	is the premium paid to reinstate multiplied by the Net Premium Factor; and

(3)	is the monthly deduction for the month following the date of reinstatement.

If the Policy terminates before the end of the Continuation Period, and is reinstated after the end of the Continuation Period, you will have to pay a premium which, after multiplying it by the Net Premium Factor, equals (1) plus (2) minus (3), where:

(1)	is the surrender charge on the date of termination;

(2)	is an amount equal to the monthly deduction for two months after the date of reinstatement; and

(3)	is the Account Value on the date of termination.

On the date of reinstatement, the Account Value will equal (1) plus (2) plus (3), where:

(1)	is the surrender charge in effect on the date of reinstatement;

(2)	is an amount equal to the monthly deduction for the two months after the date of reinstatement, minus the monthly deduction for the month following the date of reinstatement; and

(3)	is any premium paid in excess of the required reinstatement premium, multiplied by the Net Premium Factor.

If the Policy terminates after the end of the Continuation Period and is reinstated, you will have to pay the amount of premium necessary to keep the Policy in effect for at least two months.

On the date of reinstatement, the Account Value will equal (1) plus (2) minus (3), where:

(1)	is the surrender charge in effect on the date of reinstatement;

(2)	is the premium paid to reinstate multiplied by the Net Premium Factor; and

(3)	is the monthly deduction for the month following the date of reinstatement.

DETERMINING THE DEATH BENEFIT

In the application for original coverage, you must meet the Guideline Premium Test as defined in Section 7702(c) of the Code in order for the Policy to be treated as life insurance in accordance with the Code.

Guideline Premium Test

Under the Guideline Premium Test, you must also choose one of two Death Benefit options.

Under Option A, the Death Benefit is the greater of (1) and (2), where:

(1)	is the Specified Amount plus the Account Value; and

(2)	is the Account Value multiplied by the corridor percentage (see table below).

Under Option B, the Death Benefit is the greater of (1) and (2), where:

(1)	is the Specified Amount; and

(2)	is the Account Value multiplied by the corridor percentage (see table below).

Under Options A and B, the Death Benefit is the Account Value multiplied by 101%.

The corridor percentage depends on the Attained Age of the Insured on the date of death.

Attained Age	Corridor Percentage	Attained Age	Corridor Percentage

40 or younger	250%	61	128%
41	243%	62	126%
42	236%	63	124%
43	229%	64	122%
44	222%	65	120%
45	215%	66	119%
46	209%	67	118%
47	203%	68	117%
48	197%	69	116%
49	191%	70	115%
50	185%	71	113%
51	178%	72	111%
52	171%	73	109%
53	164%	74	107%
54	157%	75-90	105%
55	150%	91	104%
56	146%	92	103%
57	142%	93	102%
58	138%	94 or older	101%
59	134%
60	130%

The Specified Amount and Account Value used in calculating the Death Benefit are amounts in effect on the date of death. In no event will the Death Benefit be less than the amount required to keep the Policy qualified as life insurance.

UNIT VALUES

We will purchase shares of the Portfolios at net asset value and direct them to the appropriate Subaccounts. We will redeem sufficient shares of the appropriate Portfolios at net asset value to pay surrender/partial surrender proceeds or for other purposes described in the Policy. We automatically reinvest all dividends and capital gain distributions of the Portfolios in shares of the distributing Portfolios at their net asset value on the date of distribution. In other words, we do not pay Portfolio dividends or Portfolio distributions to Owners as additional units, but instead reflect them in unit values.

We arbitrarily set the unit value for each Subaccount at $10 when we establish the Subaccount. After that, a Subaccount’s unit value varies to reflect the investment experience of the Portfolio in which the Subaccount invests, and may increase or decrease from one Valuation Day to the next. We determine unit value, after a Subaccount’s operations begin, by multiplying the net investment factor (described below) for that Valuation Period by the unit value for the immediately preceding Valuation Period.

NET INVESTMENT FACTOR	The net investment factor for a Valuation Period is (1) divided by (2), where:
(1)	is the result of:

(a)	the value of the assets at the end of the preceding Valuation Period; plus

(b)	the investment income and capital gains, realized or unrealized, credited to those assets at the end of the Valuation Period for which the net investment factor is being determined; minus

(c)	the capital losses, realized or unrealized, charged against those assets during the Valuation Period; minus

(d)	any amount charged against the Separate Account for taxes, or any amount we set aside during the Valuation Period as a provision for taxes attributable to the operation or maintenance of the Separate Account; and

(2)	is the value of the assets in the Subaccount at the end of the preceding Valuation Period.

TAX STATUS OF THE POLICY

For Policies designed to comply with the tax law’s Guideline Premium Test, favorable tax treatment will apply to your Policy only if the premiums paid for your Policy do not exceed a limit established by the tax law. An increase or decrease in the Policy’s Specified Amount may change this premium limit. Also, a minimum death benefit requirement must be satisfied. As a result, we may need to return a portion of your premiums, with earnings thereon, and impose higher cost of insurance charges (not exceeding those guaranteed) in the future. We will monitor the premiums paid for your Policy to keep them within the tax law’s limit.

MATURITY VALUE

In a few states, a maturity value will be paid. Maturity proceeds will be taxable to the extent the amount received plus Policy Debt exceeds the “investment in the contract.” You will be taxed on these amounts at ordinary income tax rates, not at lower capital gains tax rates. Your “investment in the contract” generally equals the total of the premiums paid for your Policy plus the amount of any loan that was includible in your income, reduced by any amounts you previously received from the Policy that you did not include in your income.

SPECIAL RULE FOR CERTAIN CASH DISTRIBUTIONS IN THE FIRST 15 POLICY YEARS

During the first 15 years after your Policy is issued, if we distribute cash to you and reduce the Death Benefit Proceeds (e.g., by decreasing the Policy’s Specified Amount), you may be required to pay tax on all or part of the cash payment, even if it is less than your “investment in the contract.” This also may occur if we distribute cash to you up to two years before the proceeds are reduced, or if the cash payment is made in anticipation of the reduction. However, you will not be required to pay tax on more than the amount by which your Account Value exceeds your “investment in the contract.”

CONSIDERATIONS WHERE INSURED LIVES PAST AGE 100

If the Insured survives beyond Age 100, the IRS may seek to deny the tax-free treatment of the Death Benefit Proceeds and instead to tax you on the amount by which your Account Value exceeds your “investment in the contract.” Because we believe the Policy continues to meet the Federal tax definition of life insurance beyond Age 100, we have no current plans to withhold or report taxes in this situation.

LOANS

If your Policy terminates (by a full surrender or by a lapse) while the Insured is alive, you will be taxed on the amount (if any) by which the Policy Debt plus any amount received due to partial surrenders exceeds your investment in the Policy.

Generally, interest paid on Policy Debt or other indebtedness related to the Policy will not be tax deductible, except in the case of certain indebtedness under a Policy covering a “key person.” A tax adviser should be consulted before taking any Policy loan.

LOSS OF INTEREST DEDUCTION WHERE POLICIES ARE HELD BY OR FOR THE BENEFIT OF CORPORATIONS, TRUSTS, ETC.

If an entity (such as a corporation or a trust, not an individual) purchases a Policy or is the Beneficiary(ies) of a Policy issued after June 8, 1997, a portion of the interest on indebtedness unrelated to the Policy may not be deductible by the entity. However, this rule does not apply to a Policy owned by an entity engaged in a trade or business which covers the life of an individual who is:

• a 20% owner of the entity; or

• an officer, director, or employee of the trade or business, at the time first covered by the Policy.

Entities that are considering purchasing the Policy, or that will be a Beneficiary(ies) under a Policy, should consult a tax advisor.

CHANGES AND EXCHANGES

The right to change Owners and changes reducing future amounts of Death Benefit Proceeds may have tax consequences depending upon the circumstances of each change. The exchange of one life insurance policy for another life insurance policy generally is not taxed (unless cash is distributed or a loan is reduced or forgiven).

OPTIONAL PAYMENT PLANS

The Policy currently offers the following five Optional Payment Plans, free of charge, as alternatives to the payment of a Death Benefit or Surrender Value in a lump sum (see “Requesting Payments” provision of this prospectus):

Plan 1 — Income For A Fixed Period.    We will make equal periodic payments for a fixed period not longer than 30 years. Payments can be annual, semi-annual, quarterly, or monthly. If the payee dies before the end of the fixed period, we will discount the amount of the remaining guaranteed payments to the date of the payee’s death at a yearly rate of 3%. We will pay the discounted amount in one sum to the payee’s estate unless otherwise provided. Discounted means we will deduct the amount of interest each remaining payment would have included had it not been distributed early.

Plan 2 — Life Income.    We will make equal monthly payments for a guaranteed minimum period. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be 10, 15, or 20 years. If the payee dies before the end of the guaranteed period, we will discount the amount of remaining payments for the minimum period at the same interest rate used to calculate the monthly income. We will pay the discounted amount in one sum to the payee’s estate unless otherwise provided.

Plan 3 — Income of a Definite Amount.    We will make equal periodic payments of a definite amount. Payments can be annual, semi-annual, quarterly, or monthly. The amount paid each year must be at least $120 for each $1,000 of proceeds. Payments will continue until the proceeds are exhausted. The last payment will equal the amount of any unpaid proceeds. If the payee dies, we will pay the amount of the remaining proceeds with earned interest in one sum to the payee’s estate unless otherwise provided.

Plan 4 — Interest Income.    We will make periodic payments of interest earned from the proceeds left with us. Payments can be annual, semi-annual, quarterly or monthly and will begin at the end of the first period chosen. If the payee dies, we will pay the amount of remaining proceeds and any earned but unpaid interest in one sum to the payee’s estate unless otherwise provided.

Plan 5 — Joint Life and Last Survivor Income.    We will make equal monthly payments to two payees for a guaranteed minimum of 10 years. Each payee must be at least 35 years old when payments begin. Payments will continue as long as either payee is living. If both payees die before the end of the minimum period, we will discount the amount of the remaining payments for the 10-year period at the same interest rate used to calculate the monthly income. We will pay the discounted amount in one sum to the last survivor’s estate unless otherwise provided.

You may select an Optional Payment Plan in your application or by writing our Home Office. We will transfer any amount left with us for payment under an Optional Payment Plan to our General Account. Payments under an Optional Payment Plan will not vary with the investment performance of the Separate Account because they are forms of fixed-benefit annuities. Amounts allocated to an Optional Payment Plan will be credited interest at 3% compounded annually. Certain conditions and restrictions apply to payments received under an Optional Payment Plan. For further information, please review your Policy or contact one of our authorized agents.

If Death Benefit Proceeds under the Policy are paid under one of the Optional Payment Plans, the Beneficiary(ies) will be taxed on a portion of each payment (at ordinary income tax rates). We will notify the Beneficiary(ies) annually of the taxable amount of each payment. However, if the Death Benefit Proceeds are held by us under Optional Payment Plan 4 (interest income), the Beneficiary(ies) will be taxed on the interest income as it is credited.

INCONTESTABILITY

The Policy limits our right to contest the Policy as issued, reinstated or as increased, except for material misstatements contained in the application or a supplemental application, after it has been in force for a minimum period during the Insured’s lifetime. The minimum period is generally two years from the Policy Date, date of reinstatement or effective date of the increase. This provision does not apply to riders that provide disability benefits (subject to state exception).

SUICIDE EXCLUSION

If the Insured commits suicide while sane or insane within two years of the Policy Date, all coverage under the Policy will end, and we will pay the Beneficiary(ies) an amount equal to all premiums paid, less outstanding Policy Debt and less amounts paid upon partial surrender of the Policy.

If the Insured commits suicide while sane or insane more than two years after the Policy Date but within two years after the effective date of an increase in the Specified Amount, we will limit the amount payable with respect to that increase. The amount payable attributable to the increase will equal the monthly deductions for the increase. Such Death Benefit Proceeds will be paid to the Beneficiary(ies) under the same conditions as the initial Specified Amount.

Please see your Policy for more details.

ADDITIONAL INFORMATION ABOUT THE ACCELERATED BENEFIT RIDER	You may elect an Accelerated Benefit if the Insured is terminally ill. There is no charge for the election of this rider. The Accelerated Benefit Rider provides you with access to a portion of the Death Benefit during the Insured’s lifetime, if the
Insured is diagnosed with a terminal illness.

For purposes of determining if an Accelerated Benefit is available, we define terminal illness as a medical condition resulting from bodily injury or disease or both:

•	which has been diagnosed by a licensed physician;

•	the diagnosis of which is supported by clinical, radiological, laboratory or other evidence that is satisfactory to us; and

•	which a licensed physician certifies is expected to result in death within 12 months from the date of the certification.

Any request for payment of an accelerated benefit must be in a form satisfactory to us, and any payment of an accelerated benefit requires satisfactory proof of a terminal illness and is subject to our administrative procedures as well as the conditions set forth in the Accelerated Benefit Rider. Please see the Policy rider for more information.

The amount paid is called the “Living Benefit” in your Policy rider. The Living Benefit is calculated as follows:

1.	First, “Total Proceeds” are calculated. Total Proceeds refers to the current life insurance proceeds of the policy, plus any term insurance on the Insured added by the rider. Children’s insurance riders are not included in this amount. The Total Proceeds amount is not adjusted for loans. If purchased, the Accidental Death Benefit or any other coverage that has a termination date within 24 months of the date we receive proof of illness is also not included in Total Proceeds. If any misstatement of Age or gender exists, the appropriate adjustment would also be made.

2.	Next, “Eligible Proceeds” are determined. If the “Total Proceeds” above equals or is less than $250,000, the Eligible Proceeds will equal the amount calculated. If the Total Proceeds is greater than $250,000, the Eligible Proceeds will be $250,000. This $250,000 maximum amount includes all policies written on the Insured by the Company. Therefore, if an accelerated benefit has been paid from other Policies, the Eligible Proceeds from all Policies cannot exceed a maximum of $250,000.

3.	Finally, the “Living Benefit” amount is determined using the results calculated in (1) and (2) in the following steps:

a.	Eligible Proceeds are discounted based on life expectancy of the Insured at the rate of interest charged for Policy loans.

b.	Next, the ratio of Eligible Proceeds to Total Proceeds is multiplied by the single premium amount required to keep the policy in force for the life expectancy of the Insured. This amount is deducted from Eligible Proceeds.

c.	Finally, the ratio of Eligible Proceeds to Total Proceeds is multiplied by the Policy Debt. This amount is deducted from Eligible proceeds.

The Accelerated Benefit will be paid in one lump sum.

If the amount of Eligible Proceeds is equal to the amount of the Death Benefit that would have been paid at the Insured’s death, then our payment of Accelerated Benefit will result in termination of all insurance under the Policy on the life of the Insured (including riders). Any insurance under the Policy on the life of someone other than the Insured will be treated as though the Insured had died.

If the amount of Eligible Proceeds is less than the amount of the Death Benefit that would have been paid at the Insured’s death, then upon payment of the Accelerated Benefit the Policy will continue with the Specified Amount, Account Value, Policy Debt and any additional term insurance eligible to be accelerated under this rider reduced by the ratio of Eligible Proceeds to Total Proceeds. We will waive any surrender charge for the resulting decrease in Specified Amount as well as any minimum Specified Amount requirement under the Policy. Other rider benefits will continue without reduction.

OTHER POLICIES

We offer other variable life insurance policies in the Separate Account which also invest in the same (or many of the same) Portfolios of the Funds. These policies may have different charges that could affect the value of the Subaccounts and may offer different benefits more suitable to your needs. To obtain more information about these policies, contact your financial representative, or call (800) 352-9910.

SALE OF THE POLICIES

We have entered into an underwriting agreement with Capital Brokerage Corporation (doing business in Indiana, Minnesota, New Mexico, and Texas as GE Capital Brokerage Corporation) (“CBC”) for the distribution and sale of the Policies. Pursuant to this agreement, CBC serves as principal underwriter for the Policies, offering them on a continuous basis. CBC is located at 3001 Summer Street, 2nd Floor, Stamford, Connecticut 06905.

CBC was organized as a corporation under the laws of the state of Washington in 1981 and is an affiliate of ours. CBC is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of the NASD.

CBC offers the Policies through its registered representatives who are registered with the NASD and with the states in which they do business. Registered representatives with CBC are also licensed as insurance agents in the states in which they do business and are appointed with us.

CBC also enters into selling agreements with an affiliated broker-dealer (Terra Securities Corporation) and independent broker-dealers to sell the Policies. The registered representatives of these selling firms are registered with the NASD and with the states in which they do business, are licensed as insurance agents in the states in which they do business and are appointed with us.

Although we do not pay any underwriting commissions to CBC, we do pay sales commissions to CBC for promotion and sales of the Policies by its registered representatives as well as by selling firms. In the first Policy year, the selling firm will receive a commission of up to approximately 90% of the first year target premium (based on Age, gender, Specified Amount, risk class and other factors) plus up to approximately 3.0% of premiums paid in excess of the first year target premium. In renewal years, the selling firm receives up to approximately 3.0% of premiums paid. We may pay trail commissions up to an annual rate of 0.25% of Account Value, less any Policy Debt for all Policy years. This commission may be returned to us if the Policy is not continued through the first Policy year. We may on occasion pay a higher commission for a short period of time as a special promotion. In the case of sales by the principal underwriter’s registered representatives, a portion of the sales commission is passed through the principal underwriter to its registered representative who sold the Policy. Because the principal underwriter is our affiliate, their registered representatives are eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation programs that we offer, such as conferences, trips, prizes and awards.

CBC also receives 12b-1 fees from AIM Variable Insurance Funds, AllianceBernstein Variable Products Series Fund, Inc., Federated Insurance Series, Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, Greenwich Street Series Funds, Janus Aspen Series, MFS® Variable Insurance Trust, Nations Separate Account Trust, Oppenheimer Variable Account Funds, The Prudential Series Fund, Inc., Salomon Brothers Variable Series Fund, Inc and Van Kampen Life Investment Trust.

During 2002, 2001 and 2000, $4.8 million, $8.9 million and $9.7 million respectively was paid to CBC for the sale of Policies in the Separate Account and any new premium received. CBC then passes the entire amount of the sales commission to the selling firm whose registered representative sold the Policy. The selling firm may retain a portion of the commission before it pays the registered representative who sold the Policy. In 2002, 2001 and 2000, no underwriting commissions were paid to CBC.

We intend to recover commissions and costs of Policy benefits through fees and charges imposed under the Policies. Commissions paid on the Policies, including other incentives and payments, are not charged directly to you or to your Account Value.

LEGAL MATTERS	Advice on certain legal matters relating to federal securities laws has been provided by Heather Harker, Vice President, Associate General Counsel and Assistant Secretary of the Company.

EXPERTS

The consolidated financial statements of GE Life and Annuity Assurance Company and subsidiary as of December 31, 2002, and 2001, and for each of the years in the three-year period ended December 31, 2002, and the financial statements of GE Life & Annuity Separate Account II as of December 31, 2002 and for each of the years or lesser periods in the two-year period ended December 31, 2002, have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 1021 East Cary Street, Suite 2000, Richmond, VA 23219.

The report of KPMG LLP dated February 7, 2003 with respect to the consolidated financial statements of GE Life and Annuity Assurance Company and subsidiary contains explanatory paragraphs that state that the Company changed its method of accounting for goodwill and other intangible assets in 2002 and for derivative instruments and hedging activities in 2001.

ACTUARIAL MATTERS	Actuarial matters have been examined by Paul Haley, an actuary of the Company, whose opinion we filed as an exhibit to the registration statement.

PERFORMANCE INFORMATION

We demonstrate adjusted performance and unadjusted performance for the Portfolios available in the Separate Account. The performance tables assume that the Insured is in the preferred, no-nicotine risk class and the tables assume that no loans are taken from the Policy. In addition, all illustrations will assume that all capital gains and dividends from the Portfolios are reinvested in the Portfolios.

The performance tables assume an initial Specified Amount of $350,000, increasing death benefit Option A, for a male age 45, paying an annual premium of $10,000 at Policy issue and at each Policy anniversary.

When available, we will provide the total returns for the periods of one, three, five and ten years. Adjusted performance will also include performance from the date the Portfolio was added to the Separate Account until the end of the stated period. Unadjusted performance will also include performance from the date the Portfolio was declared effective with the SEC until the end of the stated period.

Adjusted Performance assume the following current charges:

1)	a mortality and expense risk charge at an annual rate of 0.70% of assets in the Separate Account;

2)	a monthly Policy charge of $12.00 in the first Policy year and $6.00 thereafter;

3)	a premium charge of $300.00 (3% of $10,000); and

4)	a surrender charge of $3,514.00, which is derived by assuming that the owner surrendered the Policy at the end of the first Policy Year.

Unadjusted performance is calculated similarly to adjusted performance, except that unadjusted performance does not include the charges for the monthly Policy charge, the premium charge or the surrender charges. If such charges were included in the performance, the performance numbers would be lower.

We do not include charges for the cost of insurance, charges for any optional riders or any charges assessed for state premium taxes in either adjusted or unadjusted performance. If such charges were included in the hypothetical performance, the performance numbers would be lower.

Cost of insurance charges, as well as some of charges for the optional riders, vary based on individual circumstances. See your registered representative our contact our Home Office for a personalized illustration showing all current and guaranteed charges based on hypothetical performance. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS.

FINANCIAL STATEMENTS

You should distinguish the consolidated financial statements of the Company and its subsidiary included in this SAI from the financial statements of the Separate Account. Please consider the consolidated financial statements of the Company only as bearing on our ability to meet our obligations under the Policies. You should not consider the consolidated financial statements of the Company and its subsidiary as affecting the investment performance of the assets held in the Separate Account.

The Separate Account financial statements included in this SAI have several Subaccounts that are not available to this Policy.

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Financial Statements

Year ended December 31, 2002

(With Independent Auditors’ Report Thereon)

GE LIFE & ANNUITY SEPARATE ACCOUNT II

December 31, 2002

INDEPENDENT AUDITORS’ REPORT

Policy Owners

GE Life & Annuity Separate Account II

    and

The Board of Directors

GE Life and Annuity Assurance Company:

We have audited the accompanying statements of assets and liabilities of GE Life & Annuity Separate Account II (the Account) (comprising the AIM Variable Insurance Funds—AIM V.I. Capital Appreciation Fund-Series I Shares, AIM V.I. Growth Fund-Series I Shares, AIM V.I. Premier Equity Fund-Series I Shares; The Alger American Fund—Alger American Growth Portfolio, Alger American Small Capitalization Portfolio; Alliance Variable Products Series Fund, Inc.—Growth and Income Portfolio-Class B, Premier Growth Portfolio-Class B, Quasar Portfolio-Class B; Dreyfus—Dreyfus Investment Portfolios-Emerging Markets Portfolio-Initial Shares, The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares; Federated Insurance Series—Federated American Leaders Fund II-Primary Shares, Federated High Income Bond Fund II- Primary Shares, Federated High Income Bond Fund II-Service Shares, Federated International Small Company Fund II, Federated Utility Fund II; Fidelity Variable Insurance Products Fund (“VIP”)—VIP Equity-Income Portfolio, VIP Equity-Income Portfolio-Service Class 2, VIP Growth Portfolio, VIP Growth Portfolio-Service Class 2, VIP Overseas Portfolio; Fidelity Variable Insurance Products Fund II (“VIP II”)—VIP II Asset ManagerSM Portfolio, VIP II Contrafund® Portfolio, VIP II Contrafund® Portfolio-Service Class 2; Fidelity Variable Insurance Products Fund III (“VIP III”)—VIP III Growth & Income Portfolio, VIP III Growth & Income Portfolio-Service Class 2, VIP III Growth Opportunities Portfolio, VIP III Mid Cap Portfolio-Service Class 2; GE Investments Funds, Inc.—Global Income Fund, Income Fund, International Equity Fund, Mid-Cap Value Equity Fund, Money Market Fund, Premier Growth Equity Fund, Real Estate Securities Fund, S&P 500® Index Fund, Small-Cap Value Equity Fund, Total Return Fund, U.S. Equity Fund, Value Equity Fund; Goldman Sachs Variable Insurance Trust (VIT)—Goldman Sachs Growth and Income Fund, Goldman Sachs Mid Cap Value Fund; Janus Aspen Series—Aggressive Growth Portfolio, Aggressive Growth Portfolio-Service Shares, Balanced Portfolio, Balanced Portfolio-Service Shares, Capital Appreciation Portfolio, Capital Appreciation Portfolio-Service Shares, Flexible Income Portfolio, Global Life Sciences Portfolio-Service Shares, Global Technology Portfolio-Service Shares, Growth Portfolio, Growth Portfolio-Service Shares, International Growth Portfolio, International Growth Portfolio-Service Shares, Worldwide Growth Portfolio, Worldwide Growth Portfolio-Service Shares; MFS® Variable Insurance Trust—MFS® Investors Growth Stock Series-Service Class Shares, MFS® Investors Trust Series-Service Class Shares, MFS® New Discovery Series-Service Class Shares, MFS® Utilities Series-Service Class Shares; Oppenheimer Variable Account Funds—Oppenheimer Aggressive Growth Fund/VA, Oppenheimer Bond Fund/VA, Oppenheimer Capital Appreciation Fund/VA, Oppenheimer Global Securities Fund/VA-Service Shares, Oppenheimer High Income Fund/VA, Oppenheimer Main Street Growth & Income Fund/VA-Service Shares, Oppenheimer Multiple Strategies Fund/VA; PBHG Insurance Series Fund, Inc.—PBHG Growth II Portfolio, PBHG Large Cap Growth Portfolio; PIMCO Variable Insurance Trust—Foreign Bond Portfolio-Administrative Class Shares, High Yield Portfolio-Administrative Class Shares, Long-Term U.S. Government Portfolio-Administrative Class Shares, Total Return Portfolio-Administrative Class Shares; Rydex Variable Trust—OTC Fund; Salomon Brothers Variable Series Funds Inc—Investors Fund, Strategic Bond Fund, Total Return Fund; and Van Kampen Life Investment Trust—Comstock Portfolio-Class II Shares, Emerging Growth Portfolio-Class II Shares) as of December 31, 2002, the related statements of operations for the year or lesser period then ended, the statements of changes in net assets for each of the years or lesser periods in the two year period then ended, and the financial highlights for each of the years or lesser periods in the two year period then ended. These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the underlying mutual funds or their transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting GE Life & Annuity Separate Account II as of December 31, 2002,

the results of their operations for the year or lesser period then ended, the changes in their net assets for each of the years or lesser periods in the two year period then ended, and their financial highlights for each of the years or lesser periods in the two year period then ended in conformity with accounting principles generally accepted in the United States of America.

Richmond, Virginia

February 28, 2003

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Statements of Assets and Liabilities

December 31, 2002

	AIM Variable Insurance Funds			The Alger American Fund
	AIM V.I. Capital Appreciation Fund — Series I Shares	AIM V.I. Growth Fund — Series I Shares	AIM V.I. Premier Equity Fund — Series I Shares	Alger American Growth Portfolio	Alger American Small Capitalization Portfolio
Assets
Investments at fair market value (see cost below; note 2a)	$121,485	124,782	228,919	2,581,057	1,190,069
Dividend receivable	—	—	—	—	—
Receivable from affiliate (note 4b)	—	—	—	—	—
Receivable for units sold	5,366	2,719	1,743	2,906	—

Total assets	126,851	127,501	230,662	2,583,963	1,190,069

Liabilities
Accrued expenses payable to affiliate (note 4c)	13	13	24	742	111
Payable for units withdrawn	12	—	—	—	284

Total liabilities	25	13	24	742	395

Net assets attributable to variable life policy owners	$126,826	127,488	230,638	2,583,221	1,189,674

Outstanding units (note 2b, 4a, and 5): Type I	—	—	—	88,027	98,354

Net asset value per unit: Type I	$—	—	—	13.05	6.51

Outstanding units (note 2b, 4a, and 5): Type II	27,851	35,571	41,113	109,921	84,392

Net asset value per unit: Type II	$4.45	3.49	5.48	13.05	6.51

Outstanding units (note 2b, 4a, and 5): Type III	363	450	704	—	—

Net asset value per unit: Type III	$7.96	7.43	7.59	—	—

Investments in securities, at cost	$137,732	146,243	265,843	4,419,474	2,122,198

Shares outstanding	7,394	11,043	14,113	104,793	97,467

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Statements of Assets and Liabilities, Continued

December 31, 2002

	Alliance Variable Products Series Fund, Inc.			Dreyfus
	Growth and Income Portfolio — Class B	Premier Growth Portfolio — Class B	Quasar Portfolio — Class B	Dreyfus Investment Portfolios-Emerging Markets Portfolio — Initial Shares	The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares
Assets
Investments at fair market value (see cost below; note 2a)	$766,509	126,323	39,149	37,970	38,185
Dividend receivable	—	—	—	—	—
Receivable from affiliate (note 4b)	—	—	—	—	—
Receivable for units sold	—	—	—	—	—

Total assets	766,509	126,323	39,149	37,970	38,185

Liabilities
Accrued expenses payable to affiliate (note 4c)	64	11	3	3	3
Payable for units withdrawn	97	125	78	71	126

Total liabilities	161	136	81	74	129

Net assets attributable to variable life policy owners	$766,348	126,187	39,068	37,896	38,056

Outstanding units (note 2b, 4a, and 5): Type I	—	—	—	—	—

Net asset value per unit: Type I	$—	—	—	—	—

Outstanding units (note 2b, 4a, and 5): Type II	87,054	25,762	7,741	3,965	7,490

Net asset value per unit: Type II	$7.84	4.84	4.89	8.76	4.73

Outstanding units (note 2b, 4a, and 5): Type III	10,029	194	165	325	351

Net asset value per unit: Type III	$8.36	7.72	7.34	9.72	7.48

Investments in securities, at cost	$948,712	164,303	48,885	38,634	47,304

Shares outstanding	46,483	7,306	5,774	4,061	2,020

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Statements of Assets and Liabilities, Continued

December 31, 2002

	Federated Insurance Series
	Federated American Leaders Fund II — Primary Shares	Federated High Income Bond Fund II — Primary Shares	Federated High Income Bond Fund II — Service Shares	Federated International Small Company Fund II	Federated Utility Fund II
Assets
Investments at fair market value (see cost below; note 2a)	$589,814	596,622	82,124	28,075	283,991
Dividend receivable	—	—	—	—	—
Receivable from affiliate (note 4b)	—	—	—	—	—
Receivable for units sold	361	—	—	—	—

Total assets	590,175	596,622	82,124	28,075	283,991

Liabilities
Accrued expenses payable to affiliate (note 4c)	88	78	8	2	327
Payable for units withdrawn	114	92	37	1	60

Total liabilities	202	170	45	3	387

Net assets attributable to variable life policy owners	$589,973	596,452	82,079	28,072	283,604

Outstanding units (note 2b, 4a, and 5): Type I	17,448	17,068	—	—	9,949

Net asset value per unit: Type I	$13.82	14.53	—	—	11.43

Outstanding units (note 2b, 4a, and 5): Type II	25,242	23,982	8,558	5,295	14,863

Net asset value per unit: Type II	$13.82	14.53	9.40	4.91	11.43

Outstanding units (note 2b, 4a, and 5): Type III	—	—	163	246	—

Net asset value per unit: Type III	$—	—	10.02	8.43	—

Investments in securities, at cost	$693,729	681,397	85,017	31,817	439,070

Shares outstanding	38,778	84,269	11,599	6,130	37,765

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Statements of Assets and Liabilities, Continued

December 31, 2002

	Fidelity Variable Insurance Products Fund (“VIP”)					Fidelity Variable Insurance Products Fund II (“VIP II”)
	VIP Equity- Income Portfolio	VIP Equity- Income Portfolio — Service Class 2	VIP Growth Portfolio	VIP Growth Portfolio — Service Class 2	VIP Overseas Portfolio	VIP II Asset ManagerSM Portfolio	VIP II Contrafund® Portfolio	VIP II Contrafund® Portfolio — Service Class 2
Assets
Investments at fair market value (see cost below; note 2a)	$6,025,978	451,523	5,377,735	603,113	1,336,596	3,541,867	5,237,220	428,938
Dividend receivable	—	—	—	—	—	—	—	—
Receivable from affiliate (note 4b)	—	—	—	—	—	—	—	—
Receivable for units sold	1,977	—	1,354	—	—	391	—	5,040

Total assets	6,027,955	451,523	5,379,089	603,113	1,336,596	3,542,258	5,237,220	433,978

Liabilities
Accrued expenses payable to affiliate (note 4c)	486	40	940	50	636	823	401	33
Payable for units withdrawn	269	162	13,577	88	3,351	1,536	788	4

Total liabilities	755	202	14,517	138	3,987	2,359	1,189	37

Net assets attributable to variable life policy owners	$6,027,200	451,321	5,364,572	602,975	1,332,609	3,539,899	5,236,031	433,941

Outstanding units (note 2b, 4a, and 5): Type I	126,781	—	99,324	—	61,001	125,324	112,644	—

Net asset value per unit: Type I	$39.46	—	40.72	—	18.98	26.43	24.04	—

Outstanding units (note 2b, 4a, and 5): Type II	25,961	54,112	32,419	112,010	9,210	8,611	105,161	55,714

Net asset value per unit: Type II	$39.46	8.03	40.72	4.94	18.98	26.43	24.04	7.27

Outstanding units (note 2b, 4a, and 5): Type III	—	1,929	—	6,754	—	—	—	3,128

Net asset value per unit: Type III	$—	8.71	—	7.35	—	—	—	9.24

Investments in securities, at cost	$7,325,526	523,642	8,444,421	787,552	2,082,632	4,247,043	6,449,410	456,318

Shares outstanding	331,827	25,085	229,426	25,985	121,730	277,794	289,349	23,896

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Statements of Assets and Liabilities, Continued

December 31, 2002

	Fidelity Variable Insurance Products Fund III (“VIP III”)
	VIP III Growth & Income Portfolio	VIP III Growth & Income Portfolio — Service Class 2	VIP III Growth Opportunities Portfolio	VIP III Mid Cap Portfolio — Service Class 2
Assets
Investments at fair market value (see cost below; note 2a)	$1,270,545	155,744	319,814	409,404
Dividend receivable	—	—	—	—
Receivable from affiliate (note 4b)	—	—	—	—
Receivable for units sold	—	153	—	—

Total assets	1,270,545	155,897	319,814	409,404

Liabilities
Accrued expenses payable to affiliate (note 4c)	137	14	645	32
Payable for units withdrawn	236	—	5,873	134

Total liabilities	373	14	6,518	166

Net assets attributable to variable life policy owners	$1,270,172	155,883	313,296	409,238

Outstanding units (note 2b, 4a, and 5): Type I	28,213	—	13,585	—

Net asset value per unit: Type I	$12.44	—	8.58	—

Outstanding units (note 2b, 4a, and 5): Type II	73,891	21,637	22,930	46,405

Net asset value per unit: Type II	$12.44	7.09	8.58	8.55

Outstanding units (note 2b, 4a, and 5): Type III	—	282	—	1,364

Net asset value per unit: Type III	$—	8.79	—	9.15

Investments in securities, at cost	$1,577,011	177,449	445,576	433,593

Shares outstanding	116,993	14,515	27,311	23,542

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Statements of Assets and Liabilities, Continued

December 31, 2002

	GE Investments Funds, Inc.
	Global Income Fund	Income Fund	International Equity Fund	Mid-Cap Value Equity Fund	Money Market Fund	Premier Growth Equity Fund	Real Estate Securities Fund	S&P 500® Index Fund	Small-Cap Value Equity Fund	Total Return Fund	U.S. Equity Fund	Value Equity Fund
Assets
Investments at fair market value (see cost below; note 2a)	$246,808	2,388,374	446,673	1,504,887	12,160,653	965,466	1,190,875	9,714,824	336,353	1,741,696	1,003,677	143,242
Dividend receivable	—	—	—	—	—	—	—	—	—	—	—	—
Receivable from affiliate (note 4b)	10	—	7	—	2,838	5	—	—	—	—	2	—
Receivable for units sold	48	3,039	—	439	3,618	7,162	9,366	29,892	6,446	397	9,254	8,180

Total assets	246,866	2,391,413	446,680	1,505,326	12,167,109	972,633	1,200,241	9,744,716	342,799	1,742,093	1,012,933	151,422

Liabilities
Accrued expenses payable to affiliate (note 4c)	19	194	770	162	935	73	125	760	24	192	77	11
Payable for units withdrawn	25	—	31	341	298	102	644	36	2	245	39	—

Total liabilities	44	194	801	503	1,233	175	769	796	26	437	116	11

Net assets attributable to variable life policy owners	$246,822	2,391,219	445,879	1,504,823	12,165,876	972,458	1,199,472	9,743,920	342,773	1,741,656	1,012,817	151,411

Outstanding units (note 2b, 4a, and 5): Type I	9,845	42,923	14,584	26,207	178,387	24,730	24,064	85,927	—	31,607	10,610	—

Net asset value per unit: Type I	$11.86	13.45	9.87	14.93	19.47	7.86	21.67	38.07	—	36.17	9.15	—

Outstanding units (note 2b, 4a, and 5): Type II	10,966	133,661	30,591	72,247	444,423	97,973	31,288	168,621	28,077	16,545	98,826	17,703

Net asset value per unit: Type II	$11.86	13.45	9.87	14.93	19.47	7.86	21.67	38.07	10.25	36.17	9.15	7.39

Outstanding units (note 2b, 4a, and 5): Type III	—	1,504	—	3,962	3,924	982	—	6,520	6,241	—	1,364	2,416

Net asset value per unit: Type III	$—	10.75	—	8.81	10.13	8.16	—	8.17	8.81	—	8.41	8.52

Investments in securities, at cost	$228,439	2,380,193	646,057	1,712,257	12,160,653	1,218,119	1,273,326	12,218,247	366,528	2,014,301	1,292,252	163,923

Shares outstanding	22,768	184,716	71,697	113,149	12,160,653	17,637	90,630	600,422	32,751	137,358	38,978	19,462

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Statements of Assets and Liabilities, Continued

December 31, 2002

	Goldman Sachs Variable Insurance Trust (VIT)		Janus Aspen Series
	Goldman Sachs Growth and Income Fund	Goldman Sachs Mid Cap Value Fund	Aggressive Growth Portfolio	Aggressive Growth Portfolio — Service Shares	Balanced Portfolio	Balanced Portfolio — Service Shares	Capital Appreciation Portfolio	Capital Appreciation Portfolio — Service Shares	Flexible Income Portfolio	Global Life Sciences Portfolio — Service Shares	Global Technology Portfolio — Service Shares
Assets
Investments at fair market value (see cost below; note 2a)	$191,939	1,398,835	3,407,529	195,286	5,037,139	1,021,999	2,435,060	192,599	818,350	179,300	133,610
Dividend receivable	—	—	—	—	—	—	—	—	—	—	—
Receivable from affiliate (note 4b)	7	—	—	—	—	—	—	—	—	6	—
Receivable for units sold	—	4,000	338	86	—	555	—	—	2,897	66	72

Total assets	191,946	1,402,835	3,407,867	195,372	5,037,139	1,022,554	2,435,060	192,599	821,247	179,372	133,682

Liabilities
Accrued expenses payable to affiliate (note 4c)	15	108	261	16	387	82	187	14	160	14	11
Payable for units withdrawn	2,333	112	1,913	—	10,679	79	162	7	77	—	—

Total liabilities	2,348	220	2,174	16	11,066	161	349	21	237	14	11

Net assets attributable to variable life policy owners	$189,598	1,402,615	3,405,693	195,356	5,026,073	1,022,393	2,434,711	192,578	821,010	179,358	133,671

Outstanding units (note 2b, 4a, and 5): Type I	6,403	36,991	110,040	—	85,649	—	21,974	—	17,057	6,041	11,168

Net asset value per unit: Type I	$6.98	11.59	15.07	—	21.32	—	17.32	—	17.12	6.64	2.50

Outstanding units (note 2b, 4a, and 5): Type II	20,760	84,028	115,952	59,086	150,095	117,565	118,598	29,735	30,899	20,648	41,442

Net asset value per unit: Type II	$6.98	11.59	15.07	2.93	21.32	8.52	17.32	5.34	17.12	6.64	2.50

Outstanding units (note 2b, 4a, and 5): Type III	—	—	—	2,722	—	2,179	—	3,788	—	284	332

Net asset value per unit: Type III	$—	—	—	8.17	—	9.52	—	8.92	—	7.53	6.46

Investments in securities, at cost	$207,336	1,447,634	6,824,505	246,539	5,687,972	1,100,886	3,482,036	220,813	790,986	241,111	251,189

Shares outstanding	23,580	131,841	215,122	12,502	244,640	47,936	140,188	11,172	66,533	32,839	55,440

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Statements of Assets and Liabilities, Continued

December 31, 2002

	Janus Aspen Series (continued)
	Growth Portfolio	Growth Portfolio — Service Shares	International Growth Portfolio	International Growth Portfolio — Service Shares	Worldwide Growth Portfolio	Worldwide Growth Portfolio — Service Shares
Assets
Investments at fair market value (see cost below; note 2a)	$4,205,400	136,180	1,756,529	173,741	5,873,181	265,155
Dividend receivable	—	—	—	—	—	—
Receivable from affiliate (note 4b)	—	—	—	—	—	—
Receivable for units sold	—	308	—	8,527	—	132

Total assets	4,205,400	136,488	1,756,529	182,268	5,873,181	265,287

Liabilities
Accrued expenses payable to affiliate (note 4c)	646	13	135	11	910	22
Payable for units withdrawn	4,501	—	900	—	6,916	41

Total liabilities	5,147	13	1,035	11	7,826	63

Net assets attributable to variable life policy owners	$4,200,253	136,475	1,755,494	182,257	5,865,355	265,224

Outstanding units (note 2b, 4a, and 5): Type I	128,068	—	43,699	—	162,939	—

Net asset value per unit: Type I	$16.16	—	13.66	—	19.06	—

Outstanding units (note 2b, 4a, and 5): Type II	131,849	30,203	84,814	28,173	144,792	48,691

Net asset value per unit: Type II	$16.16	4.49	13.66	4.87	19.06	4.93

Outstanding units (note 2b, 4a, and 5): Type III	—	111	—	5,541	—	3,116

Net asset value per unit: Type III	$—	7.83	—	8.13	—	8.08

Investments in securities, at cost	$7,100,822	182,512	2,626,241	210,988	8,920,961	332,744

Shares outstanding	287,844	9,405	101,533	10,113	279,011	12,657

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Statements of Assets and Liabilities, Continued

December 31, 2002

	MFS® Variable Insurance Trust
	MFS® Investors Growth Stock Series — Service Class Shares	MFS® Investors Trust Series — Service Class Shares	MFS® New Discovery Series — Service Class Shares	MFS® Utilities Series — Service Class Shares
Assets
Investments at fair market value (see cost below; note 2a)	$113,604	81,705	149,275	207,685
Dividend receivable	—	—	—	—
Receivable from affiliate (note 4b)	—	—	—	—
Receivable for units sold	—	1,525	119	2,854

Total assets	113,604	83,230	149,394	210,539

Liabilities
Accrued expenses payable to affiliate (note 4c)	10	7	11	19
Payable for units withdrawn	1,076	—	12	—

Total liabilities	1,086	7	23	19

Net assets attributable to variable life policy owners	$112,518	83,223	149,371	210,520

Outstanding units (note 2b, 4a, and 5): Type I	—	—	—	—

Net asset value per unit: Type I	$—	—	—	—

Outstanding units (note 2b, 4a, and 5): Type II	23,388	13,017	21,603	37,194

Net asset value per unit: Type II	$4.67	6.34	5.74	5.59

Outstanding units (note 2b, 4a, and 5): Type III	423	83	3,471	299

Net asset value per unit: Type III	$7.79	8.31	7.31	8.73

Investments in securities, at cost	$137,598	99,238	187,672	268,680

Shares outstanding	16,252	6,093	14,381	17,336

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Statements of Assets and Liabilities, Continued

December 31, 2002

	Oppenheimer Variable Account Funds
	Oppenheimer Aggressive Growth Fund/VA	Oppenheimer Bond Fund/VA	Oppenheimer Capital Appreciation Fund/VA	Oppenheimer Global Securities Fund/VA — Service Shares	Oppenheimer High Income Fund/VA	Oppenheimer Main Street Growth & Income Fund/VA — Service Shares	Oppenheimer Multiple Strategies Fund/VA
Assets
Investments at fair market value (see cost below; note 2a)	$2,941,365	1,367,077	3,719,283	258,601	2,660,125	342,939	1,219,502
Dividend receivable	—	—	—	—	—	—	—
Receivable from affiliate (note 4b)	—	—	—	—	—	—	—
Receivable for units sold	281	11,086	2,226	3,832	24	29	1,869

Total assets	$2,941,646	1,378,163	3,721,509	262,433	2,660,149	342,968	1,221,371

Liabilities
Accrued expenses payable to affiliate (note 4c)	289	131	749	21	886	27	113
Payable for units withdrawn	7,520	—	3,893	—	1,453	—	96

Total liabilities	7,809	131	4,642	21	2,339	27	209

Net assets attributable to variable life policy owners	$2,933,837	1,378,032	3,716,867	262,412	2,657,810	342,941	1,221,162

Outstanding units (note 2b, 4a, and 5): Type I	62,159	23,819	53,318	—	47,784	—	24,204

Net asset value per unit: Type I	$35.72	28.41	45.61	—	33.25	—	33.15

Outstanding units (note 2b, 4a, and 5): Type II	19,975	24,687	28,174	38,218	32,150	49,197	12,634

Net asset value per unit: Type II	$35.72	28.41	45.61	6.47	33.25	6.44	33.15

Outstanding units (note 2b, 4a, and 5): Type III	—	—	—	1,860	—	3,101	—

Net asset value per unit: Type III	$—	—	—	8.14	—	8.42	—

Investments in securities, at cost	$4,867,338	1,331,548	4,976,666	309,369	3,312,441	398,410	1,417,655

Shares outstanding	100,628	120,873	139,718	14,685	354,211	22,473	92,667

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Statements of Assets and Liabilities, Continued

December 31, 2002

	PBHG Insurance Series Fund, Inc.		PIMCO Variable Insurance Trust				Rydex Variable Trust
	PBHG Growth II Portfolio	PBHG Large Cap Growth Portfolio	Foreign Bond Portfolio — Administrative Class Shares	High Yield Portfolio — Administrative Class Shares	Long-Term U.S. Government Portfolio — Administrative Class Shares	Total Return Portfolio — Administrative Class Shares	OTC Fund
Assets
Investments at fair market value (see cost below; note 2a)	$606,698	564,328	32,726	187,157	490,142	771,836	37,110
Dividend receivable	—	—	77	1,318	1,680	2,971	—
Receivable from affiliate (note 4b)	—	—	—	—	—	—	—
Receivable for units sold	—	—	—	—	—	45,147	10

Total assets	606,698	564,328	32,803	188,475	491,822	819,954	37,120

Liabilities
Accrued expenses payable to affiliate (note 4c)	47	126	80	1,330	1,720	3,021	3
Payable for units withdrawn	143	138	16	29	273	5	—

Total liabilities	190	264	96	1,359	1,993	3,026	3

Net assets attributable to variable life policy owners	$606,508	564,064	32,707	187,116	489,829	816,928	37,117

Outstanding units (note 2b, 4a, and 5): Type I	29,713	17,789	—	—	—	—	—

Net asset value per unit: Type I	$7.64	12.24	—	—	—	—	—

Outstanding units (note 2b, 4a, and 5): Type II	49,673	28,295	2,535	14,509	36,158	51,433	14,577

Net asset value per unit: Type II	$7.64	12.24	11.88	9.77	13.27	12.09	2.53

Outstanding units (note 2b, 4a, and 5): Type III	—	—	242	4,601	878	18,200	36

Net asset value per unit: Type III	$—	—	10.69	9.86	11.40	10.72	6.61

Investments in securities, at cost	$1,063,237	946,339	31,922	194,695	484,718	755,054	48,807

Shares outstanding	77,583	45,364	3,250	26,103	44,197	75,448	4,101

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Statements of Assets and Liabilities, Continued

December 31, 2002

	Salomon Brothers Variable Series Funds Inc			Van Kampen Life Investment Trust
	Investors Fund	Strategic Bond Fund	Total Return Fund	Comstock Portfolio — Class II Shares	Emerging Growth Portfolio — Class II Shares
Assets
Investments at fair market value (see cost below; note 2a)	$555,306	493,937	143,075	4,008	244
Dividend receivable	—	—	—	—	—
Receivable from affiliate (note 4b)	12	—	—	—	—
Receivable for units sold	1,562	3,450	—	—	—

Total assets	556,880	497,387	143,075	4,008	244

Liabilities
Accrued expenses payable to affiliate (note 4c)	43	40	12	1	—
Payable for units withdrawn	—	—	515	—	—

Total liabilities	43	40	527	1	—

Net assets attributable to variable life policy owners	$556,837	497,347	142,548	4,007	244

Outstanding units (note 2b, 4a, and 5): Type I	26,040	9,971	7,649	—	—

Net asset value per unit: Type I	$11.22	12.49	10.44	—	—

Outstanding units (note 2b, 4a, and 5): Type II	23,590	29,849	6,005	56	13

Net asset value per unit: Type II	$11.22	12.49	10.44	8.09	7.30

Outstanding units (note 2b, 4a, and 5): Type III	—	—	—	437	20

Net asset value per unit: Type III	$—	—	—	8.13	7.34

Investments in securities, at cost	$726,675	486,878	149,527	4,019	255

Shares outstanding	57,189	47,540	15,013	442	13

See accompanying notes to financial statements.

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Statements of Operations

	AIM Variable Insurance Funds			The Alger American Fund
	AIM V.I. Capital Appreciation Fund — Series I Shares	AIM V.I. Growth Fund — Series I Shares	AIM V.I. Premier Equity Fund — Series I Shares	Alger American Growth Portfolio	Alger American Small Capitalization Portfolio
	Year ended December 31, 2002			Year ended December 31, 2002
Investment income:
Income — Ordinary dividends	$—	—	921	1,414	—
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	—	—	—	10,764	5,183
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	729	759	1,393	13,186	4,150
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4a)	2	2	2	—	—

Net investment income (expense)	(731)	(761)	(474)	(22,536)	(9,333)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(19,227)	(23,737)	(39,459)	(945,545)	(440,087)
Unrealized appreciation (depreciation)	(7,360)	(15,187)	(31,363)	(450,695)	12,635
Capital gain distributions	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	(26,587)	(38,924)	(70,822)	(1,396,240)	(427,452)

Increase (decrease) in net assets from operations	$(27,318)	(39,685)	(71,296)	(1,418,776)	(436,785)

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Statements of Operations, Continued

	Alliance Variable Products Series Fund, Inc.			Dreyfus
	Growth and Income Portfolio — Class B	Premier Growth Portfolio — Class B	Quasar Portfolio — Class B	Dreyfus Investment Portfolios-Emerging Markets Portfolio — Initial Shares	The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares
	Year ended December 31, 2002			Year ended December 31, 2002
Investment income:
Income — Ordinary dividends	$3,937	—	—	336	101
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	4,416	821	223	130	215
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4a)	18	1	1	4	2

Net investment income (expense)	(497)	(822)	(224)	202	(116)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(31,798)	(11,354)	(3,032)	(224)	(3,176)
Unrealized appreciation (depreciation)	(174,642)	(28,968)	(9,247)	(1,048)	(7,801)
Capital gain distributions	24,203	—	—	—	—

Net realized and unrealized gain (loss) on investments	(182,237)	(40,322)	(12,279)	(1,272)	(10,977)

Increase (decrease) in net assets from operations	$(182,734)	(41,144)	(12,503)	(1,070)	(11,093)

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Statements of Operations, Continued

	Federated Insurance Series
	Federated American Leaders Fund II — Primary Shares	Federated High Income Bond Fund II — Primary Shares	Federated High Income Bond Fund II — Service Shares	Federated International Small Company Fund II	Federated Utility Fund II
	Year ended December 31, 2002
Investment income:
Income — Ordinary dividends	$8,625	50,251	4,166	—	21,309
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	2,291	1,715	—	—	1,109
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	2,675	1,895	432	160	1,455
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4a)	—	—	1	1	—

Net investment income (expense)	3,659	46,641	3,733	(161)	18,745

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(111,282)	(41,170)	(1,081)	(273)	(78,301)
Unrealized appreciation (depreciation)	(69,027)	(2,520)	(2,475)	(4,146)	(52,455)
Capital gain distributions	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	(180,309)	(43,690)	(3,556)	(4,419)	(130,756)

Increase (decrease) in net assets from operations	$(176,650)	2,951	177	(4,580)	(112,011)

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Statements of Operations, Continued

	Fidelity Variable Insurance Products Fund (“VIP”)					Fidelity Variable Insurance Products Fund II (“VIP II”)			Fidelity Variable Insurance Products Fund III (“VIP III”)
	VIP Equity- Income Portfolio	VIP Equity- Income Portfolio — Service Class 2	VIP Growth Portfolio	VIP Growth Portfolio — Service Class 2	VIP Overseas Portfolio	VIP II Asset ManagerSM Portfolio	VIP II Contrafund® Portfolio	VIP II Contrafund® Portfolio — Service Class 2	VIP III Growth & Income Portfolio	VIP III Growth & Income Portfolio — Service Class 2	VIP III Growth Opportunities Portfolio	VIP III Mid Cap Portfolio — Service Class 2
	Year ended December 31, 2002					Year ended December 31, 2002			Year ended December 31, 2002
Investment income:
Income — Ordinary dividends	$122,763	4,119	17,485	563	12,955	148,492	47,019	1,636	16,702	1,624	3,892	1,271
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	40,479	—	35,553	—	9,954	24,612	20,240	—	2,496	—	883	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	8,363	2,638	11,657	3,599	1,245	1,641	20,245	2,203	7,147	963	1,621	2,051
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4a)	—	7	—	9	—	—	—	24	—	2	—	10

Net investment income (expense)	73,921	1,474	(29,725)	(3,045)	1,756	122,239	6,534	(591)	7,059	659	1,388	(790)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(341,712)	(20,439)	(1,045,717)	(34,243)	(286,045)	(179,545)	(302,619)	(4,581)	(147,734)	(6,596)	(50,841)	(4,285)
Unrealized appreciation (depreciation)	(1,254,387)	(70,983)	(1,469,114)	(168,528)	(75,174)	(327,106)	(329,479)	(29,449)	(148,095)	(20,905)	(42,459)	(29,396)
Capital gain distributions	167,093	5,936	—	—	—	—	—	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	(1,429,006)	(85,486)	(2,514,831)	(202,771)	(361,219)	(506,651)	(632,098)	(34,030)	(295,829)	(27,501)	(93,300)	(33,681)

Increase (decrease) in net assets from operations	$(1,355,085)	(84,012)	(2,544,556)	(205,816)	(359,463)	(384,412)	(625,564)	(34,621)	(288,770)	(26,842)	(91,912)	(34,471)

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Statements of Operations, Continued

	GE Investments Funds, Inc.
	Global Income Fund	Income Fund	International Equity Fund	Mid-Cap Value Equity Fund	Money Market Fund	Premier Growth Equity Fund	Real Estate Securities Fund	S&P 500® Index Fund	Small-Cap Value Equity Fund	Total Return Fund	U.S. Equity Fund	Value Equity Fund
	Year ended December 31, 2002
Investment income:
Income — Ordinary dividends	$1,467	67,227	5,363	13,876	163,838	486	54,205	140,919	836	42,758	9,766	1,227
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	532	3,336	872	2,310	21,760	1,276	3,443	26,464	—	8,121	604	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	799	5,545	2,197	8,055	56,505	5,545	4,277	47,990	1,459	4,330	7,025	710
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4a)	—	5	—	31	27	6	—	48	20	—	17	9

Net investment income (expense)	136	58,341	2,294	3,480	85,546	(6,341)	46,485	66,417	(643)	30,307	2,120	508

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	2,915	16,550	(62,002)	(35,184)	—	(96,914)	22,200	(1,727,923)	(7,005)	(62,949)	(68,730)	(2,870)
Unrealized appreciation (depreciation)	23,591	8,676	(62,868)	(215,406)	(1)	(137,393)	(162,755)	(1,101,313)	(35,175)	(174,796)	(159,840)	(21,062)
Capital gain distributions	—	28,513	—	8,675	61	5	63,157	17,816	1,618	17,857	—	—

Net realized and unrealized gain (loss) on investments	26,506	53,739	(124,870)	(241,915)	60	(234,302)	(77,398)	(2,811,420)	(40,562)	(219,888)	(228,570)	(23,932)

Increase (decrease) in net assets from operations	$26,642	112,080	(122,576)	(238,435)	85,606	(240,643)	(30,913)	(2,745,003)	(41,205)	(189,581)	(226,450)	(23,424)

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Statements of Operations, Continued

	Goldman Sachs Variable Insurance Trust (VIT)		Janus Aspen Series
	Goldman Sachs Growth and Income Fund	Goldman Sachs Mid Cap Value Fund	Aggressive Growth Portfolio	Aggressive Growth Portfolio — Service Shares	Balanced Portfolio	Balanced Portfolio — Service Shares	Capital Appreciation Portfolio	Capital Appreciation Portfolio — Service Shares	Flexible Income Portfolio	Global Life Sciences Portfolio — Service Shares	Global Technology Portfolio — Service Shares
	Year ended December 31, 2002		Year ended December 31, 2002
Investment income:
Income — Ordinary dividends	$3,145	15,072	—	—	129,035	19,844	15,533	520	30,698	—	—
Expenses — Mortality and expense risk charges and administrative expenses —Type I (note 4a)	180	3,223	13,451	—	13,242	—	3,001	—	1,393	333	241
Expenses — Mortality and expense risk charges and administrative expenses —Type II (note 4a)	874	7,441	13,359	1,054	23,439	6,068	16,008	1,053	2,924	915	663
Expenses — Mortality and expense risk charges and administrative expenses —Type III (note 4a)	—	—	—	23	—	13	—	27	—	1	2

Net investment income (expense)	2,091	4,408	(26,810)	(1,077)	92,354	13,763	(3,476)	(560)	26,381	(1,249)	(906)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(14,232)	(19,411)	(1,335,017)	(11,449)	(107,118)	(13,777)	(383,581)	(3,746)	4,255	(9,052)	(35,755)
Unrealized appreciation (depreciation)	(2,257)	(125,348)	(2,285)	(35,419)	(374,750)	(70,771)	(98,199)	(23,171)	28,624	(53,578)	(32,533)
Capital gain distributions	—	4,397	—	—	—	—	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	(16,489)	(140,362)	(1,337,302)	(46,868)	(481,868)	(84,548)	(481,780)	(26,917)	32,879	(62,630)	(68,288)

Increase (decrease) in net assets from operations	$(14,398)	(135,954)	(1,364,112)	(47,945)	(389,514)	(70,785)	(485,256)	(27,477)	59,260	(63,879)	(69,194)

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Statements of Operations, Continued

	Janus Aspen Series (continued)
	Growth Portfolio	Growth Portfolio — Service Shares	International Growth Portfolio	International Growth Portfolio — Service Shares	Worldwide Growth Portfolio	Worldwide Growth Portfolio — Service Shares
	Year ended December 31, 2002
Investment income:
Income — Ordinary dividends	$—	—	19,724	1,067	63,387	1,650
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	17,929	—	5,455	—	27,193	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	18,226	958	10,571	861	22,519	1,536
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4a)	—	1	—	24	—	23

Net investment income (expense)	(36,155)	(959)	3,698	182	13,675	91

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(919,591)	(12,046)	(403,922)	(12,288)	(837,311)	(12,658)
Unrealized appreciation (depreciation)	(706,608)	(32,212)	(317,468)	(29,126)	(1,347,556)	(58,058)
Capital gain distributions	—	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	(1,626,199)	(44,258)	(721,390)	(41,414)	(2,184,867)	(70,716)

Increase (decrease) in net assets from operations	$(1,662,354)	(45,217)	(717,692)	(41,232)	(2,171,192)	(70,625)

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Statements of Operations, Continued

	MFS® Variable Insurance Trust
	MFS® Investors Growth Stock Series — Service Class Shares	MFS® Investors Trust Series — Service Class Shares	MFS® New Discovery Series — Service Class Shares	MFS® Utilities Series — Service Class Shares
	Year ended December 31, 2002
Investment income:
Income — Ordinary dividends	$—	312	—	4,358
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	693	542	818	1,344
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4a)	2	—	7	1

Net investment income (expense)	(695)	(230)	(825)	3,013

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(5,262)	(3,002)	(5,792)	(21,871)
Unrealized appreciation (depreciation)	(27,178)	(15,965)	(44,296)	(30,887)
Capital gain distributions	—	—	—	—

Net realized and unrealized gain (loss) on investments	(32,440)	(18,967)	(50,088)	(52,758)

Increase (decrease) in net assets from operations	$(33,135)	(19,197)	(50,913)	(49,745)

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Statements of Operations, Continued

	Oppenheimer Variable Account Funds
	Oppenheimer Aggressive Growth Fund/VA	Oppenheimer Bond Fund/VA	Oppenheimer Capital Appreciation Fund/VA	Oppenheimer Global Securities Fund/VA — Service Shares	Oppenheimer High Income Fund/VA	Oppenheimer Main Street Growth & Income Fund/VA — Service Shares	Oppenheimer Multiple Strategies Fund/VA
	Year ended December 31, 2002
Investment income:
Income — Ordinary dividends	$24,479	82,187	28,136	1,000	298,116	1,283	47,865
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	18,969	4,092	21,193	—	11,855	—	6,172
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	5,887	4,045	10,624	1,572	7,932	1,829	3,092
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4a)	—	—	—	8	—	12	—

Net investment income (expense)	(377)	74,050	(3,681)	(580)	278,329	(558)	38,601

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(763,295)	(17,377)	(469,729)	(10,239)	(209,052)	(8,741)	(57,646)
Unrealized appreciation (depreciation)	(479,208)	38,443	(1,078,296)	(48,243)	(167,217)	(52,934)	(161,485)
Capital gain distributions	—	—	—	—	—	—	19,867

Net realized and unrealized gain (loss) on investments	(1,242,503)	21,066	(1,548,025)	(58,482)	(376,269)	(61,675)	(199,264)

Increase (decrease) in net assets from operations	$(1,242,880)	95,116	(1,551,706)	(59,062)	(97,940)	(62,233)	(160,663)

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Statements of Operations, Continued

	PBHG Insurance Series Fund, Inc.		PIMCO Variable Insurance Trust
	PBHG Growth II Portfolio	PBHG Large Cap Growth Portfolio	Foreign Bond Portfolio — Administrative Class Shares	High Yield Portfolio — Administrative Class Shares	Long-Term U.S. Government Portfolio — Administrative Class Shares	Total Return Portfolio — Administrative Class Shares
	Year ended December 31, 2002		Year ended December 31, 2002
Investment income:
Income — Ordinary dividends	$—	—	621	10,476	11,303	19,754
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	1,385	1,884	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	3,082	2,905	118	712	1,913	2,641
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4a)	—	—	2	8	5	33

Net investment income (expense)	(4,467)	(4,789)	501	9,756	9,385	17,080

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(246,955)	(112,067)	110	(3,060)	2,442	1,520
Unrealized appreciation (depreciation)	10,369	(132,047)	770	(6,663)	9,838	18,508
Capital gain distributions	—	—	120	—	20,582	9,747

Net realized and unrealized gain (loss) on investments	(236,586)	(244,114)	1,000	(9,723)	32,862	29,775

Increase (decrease) in net assets from operations	$(241,053)	(248,903)	1,501	33	42,247	46,855

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Statements of Operations, Continued

	Rydex Variable Trust	Salomon Brothers Variable Series Funds Inc			Van Kampen Life Investment Trust
	OTC Fund	Investors Fund	Strategic Bond Fund	Total Return Fund	Comstock Portfolio — Class II Shares	Emerging Growth Portfolio — Class II Shares
	Year ended December 31, 2002	Year ended December 31, 2002			Period from May 1, 2002 to December 31, 2002	Period from May 1, 2002 to December 31, 2002
Investment income:
Income — Ordinary dividends	$—	7,396	22,996	2,211	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	—	2,070	623	376	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	215	2,683	2,252	515	6	—
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4a)	—	—	—	—	1	—

Net investment income (expense)	(215)	2,643	20,121	1,320	(7)	—

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(4,078)	(85,064)	2,816	(6,565)	316	(3)
Unrealized appreciation (depreciation)	(11,031)	(121,129)	10,293	(5,710)	(12)	(12)
Capital gain distributions	—	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	(15,109)	(206,193)	13,109	(12,275)	304	(15)

Increase (decrease) in net assets from operations	$(15,324)	(203,550)	33,230	(10,955)	297	(15)

See accompanying notes to financial statements.

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Statements of Changes in Net Assets

	AIM Variable Insurance Funds						The Alger American Fund
	AIM V.I. Capital Appreciation Fund — Series I Shares		AIM V.I. Growth Fund — Series I Shares		AIM V.I. Premier Equity Fund — Series I Shares		Alger American Growth Portfolio		Alger American Small Capitalization Portfolio
	Year ended December 31,		Year ended December 31, 2002	Period from February 9, 2001 to December 31, 2001	Year ended December 31, 2002	Period from February 19, 2001 to December 31, 2001	Year ended December 31,		Year ended December 31,
	2002	2001					2002	2001	2002	2001
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(731)	(308)	(761)	(135)	(474)	(303)	(22,536)	(22,192)	(9,333)	(9,886)
Net realized gain (loss)	(19,227)	(1,557)	(23,737)	(1,284)	(39,459)	(1,319)	(945,545)	(640,911)	(440,087)	(525,268)
Unrealized appreciation (depreciation) on investments	(7,360)	(8,874)	(15,187)	(6,274)	(31,363)	(5,561)	(450,695)	(576,288)	12,635	(54,181)
Capital gain distributions	—	7,510	—	—	—	2,806	—	552,329	—	—

Increase (decrease) in net assets from operations	(27,318)	(3,229)	(39,685)	(7,693)	(71,296)	(4,377)	(1,418,776)	(687,062)	(436,785)	(589,335)

From capital transactions:
Net premiums	89,273	90,280	113,543	67,056	199,692	136,367	579,215	928,250	337,743	482,385
Loan interest	—	—	1	—	(29)	—	(3,507)	(1,317)	(974)	(124)
Transfers (to) from the general account of GE Life and Annuity Assurance Company:
Death benefits	—	—	—	—	(2,058)	—	(17,526)	(2,553)	—	—
Surrenders	(1,257)	—	(290)	—	(154)	(1,539)	(130,875)	(114,291)	(33,620)	(47,241)
Loans	(324)	—	—	150	(1,182)	—	(14,833)	(40,844)	(8,349)	(18,127)
Cost of insurance and administrative expenses (note 4a)	(31,942)	(13,980)	(33,274)	(15,892)	(51,042)	(20,116)	(399,992)	(455,410)	(173,349)	(168,872)
Transfers (to) from the Guarantee Account	(1,413)	(322)	(3,399)	201	(5,632)	(81)	4,884	(10,598)	3,392	4,836
Transfers (to) from other subaccounts	2,109	24,915	7,478	39,292	9,457	42,628	(458,973)	500,590	30,798	82,119

Increase (decrease) in net assets from capital transactions (note 5)	56,446	100,893	84,059	90,807	149,052	157,259	(441,607)	803,827	155,641	334,976

Increase (decrease) in net assets	29,128	97,664	44,374	83,114	77,756	152,882	(1,860,383)	116,765	(281,144)	(254,359)
Net assets at beginning of year	97,698	34	83,114	—	152,882	—	4,443,604	4,326,839	1,470,818	1,725,177

Net assets at end of year	$126,826	97,698	127,488	83,114	230,638	152,882	2,583,221	4,443,604	1,189,674	1,470,818

Changes in units (note 5):
Units purchased	18,496	18,779	27,293	19,155	30,407	21,988	37,018	58,530	41,424	50,758
Units redeemed	(6,785)	(2,279)	(7,569)	(2,858)	(7,918)	(2,660)	(65,553)	(25,168)	(24,311)	(21,073)

Net increase (decrease) in units from capital transactions with policy owners during the year ended December 31, 2002	11,711	16,500	19,724	16,297	22,489	19,328	(28,535)	33,361	17,113	29,685

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Statements of Changes in Net Assets, Continued

	Alliance Variable Products Series Fund, Inc.						Dreyfus
	Growth and Income Portfolio — Class B		Premier Growth Portfolio — Class B		Quasar Portfolio — Class B		Dreyfus Investment Portfolios-Emerging Markets Portfolio — Initial Shares		The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares
	Year ended December 31, 2002	Period from February 6, 2001 to December 31, 2001	Year ended December 31,		Year ended December 31, 2002	Period from February 8, 2001 to December 31, 2001	Year ended December 31, 2002	Period from April 6, 2001 to December 31, 2001	Year ended December 31,
			2002	2001					2002	2001
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(497)	(403)	(822)	(478)	(224)	(87)	202	19	(116)	(82)
Net realized gain (loss)	(31,798)	(1,604)	(11,354)	(1,431)	(3,032)	(723)	(224)	(18)	(3,176)	(728)
Unrealized appreciation (depreciation) on investments	(174,642)	(7,562)	(28,968)	(8,996)	(9,247)	(488)	(1,048)	383	(7,801)	(1,305)
Capital gain distributions	24,203	6,702	—	4,460	—	391	—	—	—	—

Increase (decrease) in net assets from operations	(182,734)	(2,867)	(41,144)	(6,445)	(12,503)	(907)	(1,070)	384	(11,093)	(2,115)

From capital transactions:
Net premiums	535,852	298,144	68,278	76,621	33,412	18,293	35,095	8,227	29,072	31,492
Loan interest	(62)	—	(7)	—	—	—	—	—	—	—
Transfers (to) from the general account of GE Life and Annuity Assurance Company:
Death benefits	(596)	—	—	—	(876)	—	—	—	—	—
Surrenders	(846)	—	(974)	(2,095)	(350)	—	(60)	—	(58)	(1,444)
Loans	(2,944)	(85)	—	(2,271)	—	—	—	—	—	—
Cost of insurance and administrative expenses (note 4a)	(104,389)	(31,212)	(22,785)	(9,569)	(8,619)	(3,938)	(9,376)	(1,045)	(10,957)	(5,039)
Transfers (to) from the Guarantee Account	342	(458)	(113)	64	73	(8)	(137)	(51)	3	1
Transfers (to) from other subaccounts	89,219	168,984	7,729	58,865	4,062	10,429	5,412	517	4,469	3,691

Increase (decrease) in net assets from capital transactions (note 5)	516,576	435,373	52,128	121,615	27,702	24,776	30,934	7,648	22,529	28,701

Increase (decrease) in net assets	333,842	432,506	10,984	115,170	15,199	23,869	29,864	8,032	11,436	26,586
Net assets at beginning of year	432,506	—	115,203	33	23,869	—	8,032	—	26,620	34

Net assets at end of year	$766,348	432,506	126,187	115,203	39,068	23,869	37,896	8,032	38,056	26,620

Changes in units (note 5):
Units purchased	65,956	45,670	14,036	18,174	6,258	3,815	4,412	1,029	5,759	4,865
Units redeemed	(11,484)	(3,059)	(4,389)	(1,869)	(1,644)	(523)	(1,028)	(123)	(1,891)	(896)

Net increase (decrease) in units from capital transactions with policy owners during the year ended December 31, 2002	54,472	42,611	9,647	16,305	4,614	3,292	3,384	906	3,868	3,969

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Statements of Changes in Net Assets, Continued

	Federated Insurance Series
	Federated American Leaders Fund II — Primary Shares		Federated High Income Bond Fund II — Primary Shares		Federated High Income Bond Fund II — Service Shares		Federated International Small Company Fund II		Federated Utility Fund II
	Year ended December 31,		Year ended December 31,		Year ended December 31, 2002	Period from March 27, 2001 to December 31, 2001	Year ended December 31, 2002	Period from February 6, 2001 to December 31, 2001	Year ended December 31,
	2002	2001	2002	2001					2002	2001
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$3,659	4,799	46,641	40,527	3,733	(118)	(161)	(34)	18,745	11,710
Net realized gain (loss)	(111,282)	(8,386)	(41,170)	(19,309)	(1,081)	(78)	(273)	(40)	(78,301)	(12,211)
Unrealized appreciation (depreciation) on investments	(69,027)	(44,740)	(2,520)	(24,033)	(2,475)	(419)	(4,146)	404	(52,455)	(70,258)
Capital gain distributions	—	4,548	—	—	—	—	—	—	—	—

Increase (decrease) in net assets from operations	(176,650)	(43,779)	2,951	(2,815)	177	(615)	(4,580)	330	(112,011)	(70,759)

From capital transactions:
Net premiums	104,584	204,398	107,813	121,671	58,834	17,541	12,611	21,728	45,912	122,890
Loan interest	(2,058)	(180)	(1,444)	2	—	—	—	—	(54)	(17)
Transfers (to) from the general account of GE Life and Annuity Assurance Company:
Death benefits	(104,469)	—	—	—	—	—	—	—	—	—
Surrenders	(45,619)	(64,962)	(34,373)	(15,555)	(125)	—	—	—	(76,212)	(1,751)
Loans	69,592	(29,813)	53,436	(10,255)	—	—	—	—	(2,927)	(21,789)
Cost of insurance and administrative expenses (note 4a)	(71,416)	(76,221)	(69,468)	(49,338)	(13,624)	(3,143)	(2,606)	(556)	(38,946)	(39,623)
Transfers (to) from the Guarantee Account	6,225	2,093	2	128	77	(357)	49	157	13,077	(2,527)
Transfers (to) from other subaccounts	3,734	108,765	69,312	79,362	1,932	21,382	823	116	3,630	37,805

Increase (decrease) in net assets from capital transactions (note 5)	(39,427)	144,080	125,278	126,015	47,094	35,423	10,877	21,445	(55,520)	94,988

Increase (decrease) in net assets	(216,077)	100,301	128,229	123,200	47,271	34,808	6,297	21,775	(167,531)	24,229
Net assets at beginning of year	806,050	705,749	468,223	345,023	34,808	—	21,775	—	451,135	426,906

Net assets at end of year	$589,973	806,050	596,452	468,223	82,079	34,808	28,072	21,775	283,604	451,135

Changes in units (note 5):
Units purchased	13,649	17,053	15,873	13,356	6,454	4,054	2,365	3,729	3,600	9,290
Units redeemed	(17,151)	(9,321)	(7,248)	(4,992)	(1,460)	(327)	(459)	(94)	(8,585)	(3,652)

Net increase (decrease) in units from capital transactions with policy owners during the year ended December 31, 2002	(3,502)	7,732	8,625	8,364	4,994	3,727	1,906	3,635	(4,985)	5,638

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Statements of Changes in Net Assets, Continued

	Fidelity Variable Insurance Products Fund (“VIP”)
	VIP Equity- Income Portfolio		VIP Equity- Income Portfolio — Service Class 2		VIP Growth Portfolio		VIP Growth Portfolio — Service Class 2		VIP Overseas Portfolio
	Year ended December 31,		Year ended December 31, 2002	Period from January 24, 2001 to December 31, 2001	Year ended December 31,		Year ended December 31, 2002	Period from January 24, 2001 to December 31, 2001	Year ended December 31,
	2002	2001			2002	2001			2002	2001
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$73,921	74,342	1,474	(650)	(29,725)	(55,883)	(3,045)	(1,483)	1,756	91,586
Net realized gain (loss)	(341,712)	(18,170)	(20,439)	(1,555)	(1,045,717)	(617,911)	(34,243)	(4,153)	(286,045)	(138,056)
Unrealized appreciation (depreciation) on investments	(1,254,387)	(877,761)	(70,983)	(1,137)	(1,469,114)	(1,874,368)	(168,528)	(15,912)	(75,174)	(619,667)
Capital gain distributions	167,093	363,289	5,936	86	—	662,803	—	30	—	167,022

Increase (decrease) in net assets from operations	(1,355,085)	(458,300)	(84,012)	(3,256)	(2,544,556)	(1,885,359)	(205,816)	(21,518)	(359,463)	(499,115)

From capital transactions:
Net premiums	839,089	1,118,104	290,251	182,605	1,080,606	1,529,238	449,108	304,507	244,501	331,330
Loan interest	(13,644)	(11,426)	(99)	—	(12,502)	(8,246)	67	—	(2,509)	(2,307)
Transfers (to) from the general account of GE Life and Annuity Assurance Company:
Death benefits	(25,663)	(1,602)	—	—	(75,913)	(479)	—	—	(471)	(1,189)
Surrenders	(537,604)	(194,252)	(624)	(1,595)	(458,545)	(331,207)	(26,366)	(726)	(139,132)	(71,236)
Loans	32,185	(97,491)	2,173	(83)	(10,294)	(72,721)	783	(2,211)	33,052	(26,364)
Cost of insurance and administrative expenses (note 4a)	(639,715)	(606,262)	(62,981)	(17,063)	(683,349)	(764,274)	(87,874)	(34,692)	(141,084)	(145,824)
Transfers (to) from the Guarantee Account	5,921	(3,345)	(202)	(2,452)	13,363	14,290	(1,677)	420	(293)	(1,352)
Transfers (to) from other subaccounts	(36,416)	265,741	55,089	93,570	(323,135)	(63,123)	41,335	187,635	(58,011)	(41,347)

Increase (decrease) in net assets from capital transactions (note 5)	(375,847)	469,467	283,607	254,982	(469,769)	303,478	375,376	454,933	(63,947)	41,711

Increase (decrease) in net assets	(1,730,932)	11,167	199,595	251,726	(3,014,325)	(1,581,881)	169,560	433,415	(423,410)	(457,404)
Net assets at beginning of year	7,758,132	7,746,965	251,726	—	8,378,897	9,960,778	433,415	—	1,756,019	2,213,423

Net assets at end of year	$6,027,200	7,758,132	451,321	251,726	5,364,572	8,378,897	602,975	433,415	1,332,609	1,756,019

Changes in units (note 5):
Units purchased	21,541	27,421	37,039	27,669	24,706	21,062	75,524	65,820	13,287	7,663
Units redeemed	(30,968)	(18,052)	(6,790)	(1,877)	(35,753)	(17,079)	(17,548)	(5,032)	(16,335)	(6,667)

Net increase (decrease) in units from capital transactions with policy owners during the year ended December 31, 2002	(9,427)	9,369	30,249	25,792	(11,047)	3,983	57,976	60,788	(3,048)	996

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Statements of Changes in Net Assets, Continued

	Fidelity Variable Insurance Products Fund II (“VIP II”)						Fidelity Variable Insurance Products Fund III (“VIP III”)
	VIP II Asset ManagerSM Portfolio		VIP II Contrafund® Portfolio		VIP II Contrafund® Portfolio — Service Class 2		VIP III Growth & Income Portfolio		VIP III Growth & Income Portfolio — Service Class 2		VIP III Growth Opportunities Portfolio		VIP III Mid Cap Portfolio — Service Class 2
	Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31, 2002	Period from January 18, 2001 to December 31, 2001	Year ended December 31,		Year ended December 31,
	2002	2001	2002	2001	2002	2001	2002	2001			2002	2001	2002	2001
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$122,239	150,241	6,534	5,207	(591)	(507)	7,059	6,770	659	(388)	1,388	(1,456)	(790)	(277)
Net realized gain (loss)	(179,545)	(92,739)	(302,619)	(250,115)	(4,581)	(796)	(147,734)	(48,530)	(6,596)	(459)	(50,841)	(47,931)	(4,285)	(197)
Unrealized appreciation (depreciation) on investments	(327,106)	(351,254)	(329,479)	(758,337)	(29,449)	2,083	(148,095)	(134,587)	(20,905)	(800)	(42,459)	(19,350)	(29,396)	5,221
Capital gain distributions	—	67,666	—	167,353	—	3	—	51,628	—	3	—	—	—	—

Increase (decrease) in net assets from operations	(384,412)	(226,086)	(625,564)	(835,892)	(34,621)	783	(288,770)	(124,719)	(26,842)	(1,644)	(91,912)	(68,737)	(34,471)	4,747

From capital transactions:
Net premiums	373,254	419,495	797,726	1,165,439	285,056	177,998	422,828	456,163	98,511	104,157	86,264	181,609	291,970	93,186
Loan interest	(7,896)	(2,904)	(7,602)	(6,427)	(109)	—	(1,506)	(180)	—	—	(189)	(211)	(2)	—
Transfers (to) from the general account of GE Life and Annuity Assurance Company:
Death benefits	(3,105)	(1,952)	(3,449)	(15,585)	—	—	—	(14,248)	—	—	—	(3,491)	—	—
Surrenders	(170,574)	(297,502)	(215,407)	(180,932)	(1,502)	(97)	(73,237)	(57,727)	(13,244)	—	(15,233)	(17,866)	(482)	—
Loans	9,086	(8,657)	(25,636)	(43,956)	(1,721)	—	(1,674)	(24,862)	—	—	(8,593)	5,378	(2,625)	—
Cost of insurance and administrative expenses (note 4a)	(281,231)	(275,158)	(591,119)	(561,176)	(70,109)	(22,266)	(208,390)	(201,914)	(29,672)	(11,954)	(57,105)	(64,050)	(59,548)	(10,455)
Transfers (to) from the Guarantee Account	422	4,408	15,678	(6,607)	(1,355)	174	(689)	1,017	89	(763)	(1,201)	329	378	(1,637)
Transfers (to) from other subaccounts	(77,126)	(35,466)	(34,274)	193,659	66,331	35,345	73,151	34,649	9,743	27,502	(15,000)	(8,050)	95,779	32,364

Increase (decrease) in net assets from capital transactions (note 5)	(157,170)	(197,736)	(64,083)	544,415	276,591	191,154	210,483	192,898	65,427	118,942	(11,057)	93,648	325,470	113,458

Increase (decrease) in net assets	(541,582)	(423,822)	(689,647)	(291,477)	241,970	191,937	(78,287)	68,179	38,585	117,298	(102,969)	24,911	290,999	118,205
Net assets at beginning of year	4,081,481	4,505,303	5,925,678	6,217,155	191,971	34	1,348,459	1,280,280	117,298	—	416,265	391,354	118,239	34

Net assets at end of year	$3,539,899	4,081,481	5,236,031	5,925,678	433,941	191,971	1,270,172	1,348,459	155,883	117,298	313,296	416,265	409,238	118,239

Changes in units (note 5):
Units purchased	14,638	14,875	40,656	46,883	44,427	26,470	29,091	31,971	13,692	15,018	9,825	15,140	42,232	13,474
Units redeemed	(20,671)	(22,043)	(44,703)	(27,875)	(9,285)	(2,774)	(16,705)	(19,472)	(5,428)	(1,363)	(10,947)	(7,584)	(6,818)	(1,122)

Net increase (decrease) in units from capital transactions with policy owners during the year ended December 31, 2002	(6,033)	(7,168)	(4,047)	19,008	35,142	23,696	12,386	12,499	8,264	13,655	(1,122)	7,556	35,414	12,352

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Statements of Changes in Net Assets, Continued

	GE Investments Funds, Inc.
	Global Income Fund		Income Fund		International Equity Fund		Mid-Cap Value Equity Fund		Money Market Fund		Premier Growth Equity Fund
	Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,
	2002	2001	2002	2001	2002	2001	2002	2001	2002	2001	2002	2001
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$136	(953)	58,341	31,953	2,294	1,329	3,480	1,957	85,546	261,435	(6,341)	(4,635)
Net realized gain (loss)	2,915	(439)	16,550	8,257	(62,002)	(23,637)	(35,184)	11,651	—	—	(96,914)	(31,948)
Unrealized appreciation (depreciation) on investments	23,591	(2,041)	8,676	4,061	(62,868)	(69,841)	(215,406)	(51,905)	(1)	—	(137,393)	(63,850)
Capital gain distributions	—	—	28,513	—	—	1,787	8,675	49,463	61	—	5	27,619

Increase (decrease) in net assets from operations	26,642	(3,433)	112,080	44,271	(122,576)	(90,362)	(238,435)	11,166	85,606	261,435	(240,643)	(72,814)

From capital transactions:
Net premiums	24,465	49,071	139,754	218,541	108,065	163,122	568,716	440,256	4,986,265	10,363,439	403,028	452,145
Loan interest	(31)	—	(2,844)	241	(82)	94	(851)	720	14,750	(1,929)	(459)	(442)
Transfers (to) from the general account of GE Life and Annuity Assurance Company:
Death benefits	(30,396)	—	—	—	—	—	(83,832)	(9,928)	(22,442)	(18,829)	—	—
Surrenders	(3,771)	(231)	(30,171)	(19,467)	(4,876)	1,521	(46,875)	(6,251)	(964,897)	(525,461)	(43,790)	(6,043)
Loans	(3,471)	(168)	(8,989)	(65,525)	789	(2,509)	(3,103)	(4,587)	5,925	(416,073)	(11,413)	(22,764)
Cost of insurance and administrative expenses (note 4a)	(20,841)	(13,499)	(134,837)	(62,355)	(43,355)	(35,400)	(192,708)	(122,026)	(1,250,385)	(973,595)	(181,471)	(143,575)
Transfers (to) from the Guarantee Account	226	12	(158)	540	317	(407)	24,874	(5,375)	(92,637)	28,566	968	(2,700)
Transfers (to) from other subaccounts	115,151	3,620	1,545,345	109,924	81,561	25,090	72,598	314,907	(407,465)	(6,345,494)	100,458	124,023

Increase (decrease) in net assets from capital transactions (note 5)	81,332	38,805	1,508,100	181,899	142,419	151,511	338,819	607,716	2,269,114	2,110,624	267,321	400,644

Increase (decrease) in net assets	107,974	35,372	1,620,180	226,170	19,843	61,149	100,384	618,882	2,354,720	2,372,059	26,678	327,830
Net assets at beginning of year	138,848	103,476	771,039	544,869	426,036	364,887	1,404,439	785,557	9,811,156	7,439,097	945,780	617,950

Net assets at end of year	$246,822	138,848	2,391,219	771,039	445,879	426,036	1,504,823	1,404,439	12,165,876	9,811,156	972,458	945,780

Changes in units (note 5):
Units purchased	12,484	5,018	129,104	27,837	16,755	13,357	44,681	43,940	252,091	549,699	55,377	55,380
Units redeemed	(5,232)	(1,323)	(13,549)	(12,478)	(4,251)	(2,667)	(22,794)	(8,300)	(133,181)	(439,262)	(26,082)	(16,611)

Net increase (decrease) in units from capital transactions with policy owners during the year ended December 31, 2002	7,252	3,695	115,555	15,359	12,504	10,690	21,887	35,640	118,910	110,437	29,295	38,769

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Statements of Changes in Net Assets, Continued

	GE Investments Funds, Inc. (continued)
	Real Estate Securities Fund		S&P 500® Index Fund		Small-Cap Value Equity Fund		Total Return Fund		U.S. Equity Fund		Value Equity Fund
	Year ended December 31,		Year ended December 31,		Year ended December 31, 2002	Period from February 6, 2001 to December 31, 2001	Year ended December 31,		Year ended December 31,		Year ended December 31, 2002	Period from February 8, 2001 to December 31, 2001
	2002	2001	2002	2001			2002	2001	2002	2001
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$46,485	27,361	66,417	41,037	(643)	37	30,307	17,205	2,120	349	508	244
Net realized gain (loss)	22,200	21,020	(1,727,923)	(241,043)	(7,005)	138	(62,949)	(69,715)	(68,730)	(38,750)	(2,870)	(235)
Unrealized appreciation (depreciation) on investments	(162,755)	25,627	(1,101,313)	(1,390,103)	(35,175)	5,001	(174,796)	(168,952)	(159,840)	(64,708)	(21,062)	381
Capital gain distributions	63,157	9,374	17,816	142,797	1,618	2,827	17,857	22,821	—	4,651	—	—

Increase (decrease) in net assets from operations	(30,913)	83,382	(2,745,003)	(1,447,312)	(41,205)	8,003	(189,581)	(198,641)	(226,450)	(98,458)	(23,424)	390

From capital transactions:
Net premiums	199,114	180,106	3,328,185	3,715,507	299,643	88,486	232,709	473,317	309,599	339,189	109,363	63,094
Loan interest	(262)	(39)	(9,223)	(5,026)	(37)	—	(5,509)	(1,352)	(3,955)	(3,354)	—	—
Transfers (to) from the general account of GE Life and Annuity Assurance Company:
Death benefits	—	(5,470)	(95,258)	(3,222)	—	—	(5,887)	(14,229)	(1,588)	(413)	—	—
Surrenders	(11,354)	(27,417)	(468,397)	(343,512)	(238)	—	(52,014)	(2,358,024)	(50,147)	(7,880)	(1,120)	—
Loans	(4,510)	(1,285)	(33,701)	(118,177)	(2,628)	(1,095)	(21,797)	(66,062)	(10,082)	(8,626)	—	—
Cost of insurance and administrative expenses (note 4a)	(138,970)	(94,415)	(1,441,795)	(1,287,498)	(49,450)	(8,524)	(187,969)	(445,803)	(141,193)	(110,537)	(23,948)	(6,363)
Transfers (to) from the Guarantee Account	752	(120)	(61,607)	(8,482)	(813)	(1,564)	423	468	1,932	(3,744)	105	(199)
Transfers (to) from other subaccounts	215,422	129,420	(242,512)	765,706	32,556	19,639	135,478	29,095	(147,095)	142,407	15,203	18,310

Increase (decrease) in net assets from capital transactions (note 5)	260,192	180,780	975,692	2,715,296	279,033	96,942	95,434	(2,382,590)	(42,529)	347,042	99,603	74,842

Increase (decrease) in net assets	229,279	264,162	(1,769,311)	1,267,984	237,828	104,945	(94,147)	(2,581,231)	(268,979)	248,584	76,179	75,232
Net assets at beginning of year	970,193	706,031	11,513,231	10,245,247	104,945	—	1,835,803	4,417,034	1,281,796	1,033,212	75,232	—

Net assets at end of year	$1,199,472	970,193	9,743,920	11,513,231	342,773	104,945	1,741,656	1,835,803	1,012,817	1,281,796	151,411	75,232

Changes in units (note 5):
Units purchased	18,362	14,400	89,539	86,260	30,348	9,607	9,454	12,721	11,272	41,294	14,758	9,027
Units redeemed	(6,870)	(5,984)	(61,626)	(33,829)	(4,783)	(854)	(7,014)	(73,061)	(12,811)	(11,216)	(2,970)	(706)

Net increase (decrease) in units from capital transactions with policy owners during the year ended December 31, 2002	11,492	8,416	27,913	52,431	25,565	8,753	2,440	60,340	(1,539)	30,078	11,788	8,331

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Statements of Changes in Net Assets, Continued

	Goldman Sachs Variable Insurance Trust (VIT)				Janus Aspen Series
	Goldman Sachs Growth and Income Fund		Goldman Sachs Mid Cap Value Fund		Aggressive Growth Portfolio		Aggressive Growth Portfolio — Service Shares		Balanced Portfolio
	Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31, 2002	Period from January 24, 2001 to December 31, 2001	Year ended December 31,
	2002	2001	2002	2001	2002	2001			2002	2001
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$2,091	(256)	4,408	4,810	(26,810)	(39,597)	(1,077)	(421)	92,354	102,560
Net realized gain (loss)	(14,232)	(3,274)	(19,411)	36,070	(1,335,017)	(2,163,009)	(11,449)	(3,531)	(107,118)	(31,657)
Unrealized appreciation (depreciation) on investments	(2,257)	(7,580)	(125,348)	3,206	(2,285)	(945,349)	(35,419)	(15,833)	(374,750)	(345,870)
Capital gain distributions	—	—	4,397	58,096	—	—	—	—	—	—

Increase (decrease) in net assets from operations	(14,398)	(11,110)	(135,954)	102,182	(1,364,112)	(3,147,955)	(47,945)	(19,785)	(389,514)	(274,967)

From capital transactions:
Net premiums	20,197	28,803	215,145	253,541	1,116,664	1,615,157	137,320	124,909	694,557	1,373,979
Loan interest	(109)	(18)	(2,876)	(1,001)	526	(4,092)	(3)	—	(6,733)	(3,730)
Transfers (to) from the general account of GE Life and Annuity Assurance Company:
Death benefits	—	—	(17,128)	—	(973)	(3,010)	—	—	(28,253)	(743)
Surrenders	(1,084)	(752)	(2,003)	(1,594)	(206,158)	(243,562)	(608)	(134)	(103,532)	(67,646)
Loans	236	63	(8,406)	(10,992)	9,706	(106,022)	(160)	—	36,222	(114,790)
Cost of insurance and administrative expenses (note 4a)	(16,522)	(14,523)	(147,890)	(74,000)	(533,842)	(641,796)	(38,572)	(18,502)	(540,149)	(461,382)
Transfers (to) from the Guarantee Account	124	33	3,045	(1,666)	2,307	34,140	(296)	(100)	(1,805)	(6,939)
Transfers (to) from other subaccounts	83,620	(797)	207,994	509,256	(332,348)	(384,463)	28,917	30,315	26,177	478,593

Increase (decrease) in net assets from capital transactions (note 5)	86,462	12,809	247,881	673,544	55,882	266,352	126,598	136,488	76,484	1,197,342

Increase (decrease) in net assets	72,064	1,699	111,927	775,726	(1,308,230)	(2,881,603)	78,653	116,703	(313,030)	922,375
Net assets at beginning of year	117,534	115,835	1,290,688	514,962	4,713,923	7,595,526	116,703	—	5,339,103	4,416,728

Net assets at end of year	$189,598	117,534	1,402,615	1,290,688	3,405,693	4,713,923	195,356	116,703	5,026,073	5,339,103

Changes in units (note 5):
Units purchased	14,874	3,779	26,910	66,238	45,151	48,709	43,773	32,269	30,006	77,582
Units redeemed	(2,532)	(2,106)	(11,339)	(7,605)	(42,992)	(41,706)	(10,360)	(3,874)	(26,903)	(27,149)

Net increase (decrease) in units from capital transactions with policy owners during the year ended December 31, 2002	12,342	1,673	15,571	58,633	2,159	7,003	33,413	28,395	3,103	50,433

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Statements of Changes in Net Assets, Continued

	Janus Aspen Series (continued)
	Balanced Portfolio — Service Shares		Capital Appreciation Portfolio		Capital Appreciation Portfolio — Service Shares		Flexible Income Portfolio		Global Life Sciences Portfolio — Service Shares		Global Technology Portfolio — Service Shares
	Year ended December 31, 2002	Period from January 8, 2001 to December 31, 2001	Year ended December 31,		Year ended December 31, 2002	Period from January 24, 2001 to December 31, 2001	Year ended December 31,		Year ended December 31,		Year ended December 31,
			2002	2001			2002	2001	2002	2001	2002	2001
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$13,763	5,460	(3,476)	17,380	(560)	171	26,381	25,731	(1,249)	(1,372)	(906)	18
Net realized gain (loss)	(13,777)	(1,637)	(383,581)	(389,507)	(3,746)	(1,703)	4,255	3,126	(9,052)	(11,785)	(35,755)	(35,371)
Unrealized appreciation (depreciation) on investments	(70,771)	(8,116)	(98,199)	(485,835)	(23,171)	(5,044)	28,624	518	(53,578)	(21,957)	(32,533)	(26,150)
Capital gain distributions	—	—	—	—	—	—	—	—	—	—	—	—

Increase (decrease) in net assets from operations	(70,785)	(4,293)	(485,256)	(857,962)	(27,477)	(6,576)	59,260	29,375	(63,879)	(35,114)	(69,194)	(61,503)

From capital transactions:
Net premiums	639,428	461,037	671,363	968,237	104,565	122,926	114,685	172,767	46,319	108,333	60,334	88,650
Loan interest	(73)	—	(2,653)	(1,779)	(16)	—	(408)	(134)	(173)	(12)	(85)	(2)
Transfers (to) from the general account of GE Life and Annuity Assurance Company:
Death benefits	(965)	—	(46,431)	(15,260)	—	—	—	—	—	—	—	—
Surrenders	(51,778)	(2,029)	(121,949)	(101,282)	—	—	(18,678)	(47,768)	(727)	(78,530)	(4,324)	(2,622)
Loans	3,925	—	(10,215)	(24,473)	(2,827)	—	2,746	(17,845)	(3,682)	(9,201)	(2,887)	4,544
Cost of insurance and administrative expenses (note 4a)	(126,853)	(39,915)	(343,897)	(397,429)	(33,026)	(12,027)	(62,997)	(43,837)	(21,616)	(16,873)	(21,430)	(15,188)
Transfers (to) from the Guarantee Account	2,805	(1,868)	(352)	7,853	(580)	(1,071)	(94)	339	(190)	799	(1,266)	(626)
Transfers (to) from other subaccounts	64,187	149,570	(201,850)	(210,102)	29,177	19,510	228,576	90,637	25,589	30,827	27,376	(4,188)

Increase (decrease) in net assets from capital transactions (note 5)	530,676	566,795	(55,984)	225,765	97,293	129,338	263,830	154,159	45,520	35,343	57,718	70,568

Increase (decrease) in net assets	459,891	562,502	(541,240)	(632,197)	69,816	122,762	323,090	183,534	(18,359)	229	(11,476)	9,065
Net assets at beginning of year	562,502	—	2,975,951	3,608,148	122,762	—	497,920	314,386	197,717	197,488	145,147	136,082

Net assets at end of year	$1,022,393	562,502	2,434,711	2,975,951	192,578	122,762	821,010	497,920	179,358	197,717	133,671	145,147

Changes in units (note 5):
Units purchased	78,387	65,722	39,376	36,394	19,556	20,983	21,026	17,732	9,658	14,627	28,060	18,557
Units redeemed	(19,851)	(4,514)	(42,639)	(28,203)	(5,245)	(1,771)	(4,988)	(7,377)	(3,519)	(10,996)	(9,190)	(4,380)

Net increase (decrease) in units from capital transactions with policy owners during the year ended December 31, 2002	58,536	61,208	(3,263)	8,191	14,311	19,212	16,038	10,355	6,139	3,631	18,870	14,177

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Statements of Changes in Net Assets, Continued

	Janus Aspen Series (continued)
	Growth Portfolio		Growth Portfolio — Service Shares		International Growth Portfolio		International Growth Portfolio — Service Shares		Worldwide Growth Portfolio		Worldwide Growth Portfolio — Service Shares
	Year ended December 31,		Year ended December 31, 2002	Period from February 9, 2001 to December 31, 2001	Year ended December 31,		Year ended December 31, 2002	Period from February 8, 2001 to December 31, 2001	Year ended December 31,		Year ended December 31, 2002	Period from January 24, 2001 to December 31, 2001
	2002	2001			2002	2001			2002	2001
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(36,155)	(43,774)	(959)	(302)	3,698	10,181	182	147	13,675	(21,164)	91	(263)
Net realized gain (loss)	(919,591)	(504,796)	(12,046)	(2,304)	(403,922)	(248,523)	(12,288)	(1,167)	(837,311)	(336,670)	(12,658)	(2,767)
Unrealized appreciation (depreciation) on investments	(706,608)	(1,497,702)	(32,212)	(14,119)	(317,468)	(518,693)	(29,126)	(8,121)	(1,347,556)	(2,197,594)	(58,058)	(9,532)
Capital gain distributions	—	13,341	—	—	—	—	—	—	—	—	—	—

Increase (decrease) in net assets from operations	(1,662,354)	(2,032,931)	(45,217)	(16,725)	(717,692)	(757,035)	(41,232)	(9,141)	(2,171,192)	(2,555,428)	(70,625)	(12,562)

From capital transactions:
Net premiums	1,080,281	1,545,485	95,086	88,364	481,352	803,114	113,549	46,389	1,244,592	1,902,711	191,707	118,480
Loan interest	(5,471)	(2,082)	(143)	—	(3,030)	(2,914)	(54)	—	(7,148)	(2,953)	(1)	—
Transfers (to) from the general account of GE Life and Annuity Assurance Company:
Death benefits	(4,194)	(14,408)	—	—	(71,261)	(2,191)	(1,515)	—	(5,637)	(11,145)	(593)	—
Surrenders	(248,131)	(245,713)	(9,534)	—	(117,703)	(28,009)	(916)	—	(352,037)	(352,727)	(6,416)	(45)
Loans	(1,165)	(85,943)	(2,877)	—	(30,469)	(66,806)	(176)	—	(18,399)	(107,938)	(213)	—
Cost of insurance and administrative expenses (note 4a)	(587,319)	(649,561)	(31,170)	(15,092)	(288,439)	(294,056)	(23,019)	(8,842)	(785,657)	(878,111)	(44,293)	(18,421)
Transfers (to) from the Guarantee Account	4,035	(1,966)	(352)	(750)	25,942	(5,906)	225	655	39,025	7,048	205	(1,256)
Transfers (to) from other subaccounts	(416,652)	(160,612)	578	74,307	(221,851)	231,711	21,666	84,668	(607,412)	(227,079)	42,212	67,045

Increase (decrease) in net assets from capital transactions (note 5)	(178,616)	385,200	51,588	146,829	(225,457)	634,943	109,760	122,870	(492,673)	329,806	182,608	165,803

Increase (decrease) in net assets	(1,840,970)	(1,647,731)	6,371	130,104	(943,149)	(122,092)	68,528	113,729	(2,663,865)	(2,225,622)	111,983	153,241
Net assets at beginning of year	6,041,223	7,688,954	130,104	—	2,698,643	2,820,735	113,729	—	8,529,220	10,754,842	153,241	—

Net assets at end of year	$4,200,253	6,041,223	136,475	130,104	1,755,494	2,698,643	182,257	113,729	5,865,355	8,529,220	265,224	153,241

Changes in units (note 5):
Units purchased	76,583	53,354	16,994	23,243	33,388	47,926	20,378	18,451	54,750	56,499	37,003	25,476
Units redeemed	(89,531)	(39,998)	(7,767)	(2,156)	(50,826)	(18,246)	(3,870)	(1,245)	(78,123)	(46,915)	(8,136)	(2,536)

Net increase (decrease) in units from capital transactions with policy owners during the year ended December 31, 2002	(12,948)	13,366	9,227	21,087	(17,438)	29,680	16,508	17,206	(23,373)	9,584	28,867	22,940

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Statements of Changes in Net Assets, Continued

	MFS® Variable Insurance Trust
	MFS® Investors Growth Stock Series — Service Class Shares		MFS® Investors Trust Series — Service Class Shares		MFS® New Discovery Series — Service Class Shares		MFS® Utilities Series — Service Class Shares
	Year ended December 31, 2002	Period from January 23, 2001 to December 31, 2001	Year ended December 31, 2002	Period from February 14, 2001 to December 31, 2001	Year ended December 31,		Year ended December 31, 2002	Period from March 14, 2001 to December 31, 2001
					2002	2001
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(695)	(133)	(230)	(184)	(825)	(148)	3,013	1,466
Net realized gain (loss)	(5,262)	(319)	(3,002)	(331)	(5,792)	(261)	(21,871)	(4,518)
Unrealized appreciation (depreciation) on investments	(27,178)	3,183	(15,965)	(1,568)	(44,296)	5,912	(30,887)	(30,109)
Capital gain distributions	—	34	—	190	—	23	—	5,580

Increase (decrease) in net assets from operations	(33,135)	2,765	(19,197)	(1,893)	(50,913)	5,526	(49,745)	(27,581)

From capital transactions:
Net premiums	102,212	62,346	45,468	57,502	106,791	42,247	114,752	151,260
Loan interest	(31)	—	(16)	—	—	—	4	—
Transfers (to) from the general account of GE Life and Annuity Assurance Company:
Death benefits	—	—	—	—	—	—	(847)	—
Surrenders	(45)	—	(10)	—	(1,068)	—	(385)	—
Loans	—	—	(2,797)	—	—	—	(271)	(968)
Cost of insurance and administrative expenses (note 4a)	(20,690)	(5,558)	(10,868)	(4,881)	(19,036)	(5,541)	(38,772)	(23,623)
Transfers (to) from the Guarantee Account	(11)	(263)	60	591	(752)	(28)	(48)	448
Transfers (to) from other subaccounts	(9,773)	14,701	(2,203)	21,467	47,370	24,739	(3,324)	89,620

Increase (decrease) in net assets from capital transactions (note 5)	71,662	71,226	29,634	74,679	133,305	61,417	71,109	216,737

Increase (decrease) in net assets	38,527	73,991	10,437	72,786	82,392	66,943	21,364	189,156
Net assets at beginning of year	73,991	—	72,786	—	66,979	36	189,156	—

Net assets at end of year	$112,518	73,991	83,223	72,786	149,371	66,979	210,520	189,156

Changes in units (note 5):
Units purchased	17,723	12,268	6,308	9,590	19,752	8,606	18,639	28,858
Units redeemed	(5,295)	(885)	(2,205)	(593)	(2,576)	(712)	(7,058)	(2,946)

Net increase (decrease) in units from capital transactions with policy owners during the year ended December 31, 2002	12,428	11,383	4,103	8,997	17,176	7,894	11,581	25,912

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Statements of Changes in Net Assets, Continued

	Oppenheimer Variable Account Funds
	Oppenheimer Aggressive Growth Fund/VA		Oppenheimer Bond Fund/VA		Oppenheimer Capital Appreciation Fund/VA		Oppenheimer Global Securities Fund/VA — Service Shares		Oppenheimer High Income Fund/VA		Oppenheimer Main Street Growth & Income Fund/VA — Service Shares		Oppenheimer Multiple Strategies Fund/VA
	Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31, 2002	Period from January 8, 2001 to December 31, 2001	Year ended December 31,		Year ended December 31, 2002	Period from January 8, 2001 to December 31, 2001	Year ended December 31,
	2002	2001	2002	2001	2002	2001			2002	2001			2002	2001
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(377)	13,079	74,050	53,360	(3,681)	(5,081)	(580)	(450)	278,329	278,714	(558)	(559)	38,601	41,783
Net realized gain (loss)	(763,295)	(867,864)	(17,377)	283	(469,729)	(57,828)	(10,239)	(2,033)	(209,052)	(64,193)	(8,741)	(843)	(57,646)	(16,984)
Unrealized appreciation (depreciation) on investments	(479,208)	(2,024,100)	38,443	1,054	(1,078,296)	(1,272,757)	(48,243)	(2,527)	(167,217)	(185,472)	(52,934)	(2,536)	(161,485)	(74,627)
Capital gain distributions	—	759,549	—	—	—	521,076	—	2,295	—	—	—	—	19,867	69,177

Increase (decrease) in net assets from operations	(1,242,880)	(2,119,336)	95,116	54,697	(1,551,706)	(814,590)	(59,062)	(2,715)	(97,940)	(29,049)	(62,233)	(3,938)	(160,663)	19,349

From capital transactions:
Net premiums	692,376	1,125,573	205,575	189,923	694,509	1,071,529	168,446	145,286	246,551	393,755	263,367	144,665	165,778	259,724
Loan interest	(6,468)	(7,533)	(1,044)	(546)	(7,268)	(4,811)	(18)	—	(4,350)	(1,623)	—	—	(1,050)	(362)
Transfers (to) from the general account of GE Life and Annuity Assurance Company:
Death benefits	(13,712)	(500)	(42,171)	—	(1,142)	(12,006)	—	—	(51,686)	—	(1,780)	—	—	—
Surrenders	(253,846)	(213,564)	(25,058)	(22,364)	(277,407)	(94,578)	(721)	(1,649)	(98,898)	(48,712)	(2,258)	—	(66,822)	(189,587)
Loans	(2,893)	(170,906)	(30,489)	(2,681)	1,150	(75,457)	—	(1,703)	(3,496)	(35,396)	(351)	—	(4,586)	(3,177)
Cost of insurance and administrative expenses (note 4a)	(406,525)	(458,349)	(148,526)	(103,621)	(454,033)	(471,327)	(44,841)	(15,634)	(218,106)	(208,105)	(57,914)	(19,487)	(124,573)	(116,135)
Transfers (to) from the Guarantee Account	6,738	11	(1,160)	688	8,948	(2,636)	267	327	(1,527)	1,304	115	(139)	(1,918)	(2,575)
Transfers (to) from other subaccounts	(612,595)	(97,295)	223,894	254,818	(277,249)	381,762	15,941	58,488	(84,978)	61,293	29,808	53,086	21,414	115,190

Increase (decrease) in net assets from capital transactions (note 5)	(596,925)	177,437	181,021	316,217	(312,492)	792,476	139,074	185,115	(216,490)	162,516	230,987	178,125	(11,757)	63,078

Increase (decrease) in net assets	(1,839,805)	(1,941,899)	276,137	370,914	(1,864,198)	(22,114)	80,012	182,400	(314,430)	191,565	168,754	174,187	(172,420)	82,427
Net assets at beginning of year	4,773,642	6,715,541	1,101,895	730,981	5,581,065	5,603,179	182,400	—	2,972,240	2,780,675	174,187	—	1,393,582	1,311,155

Net assets at end of year	$2,933,837	4,773,642	1,378,032	1,101,895	3,716,867	5,581,065	262,412	182,400	2,657,810	2,972,240	342,941	174,187	1,221,162	1,393,582

Changes in units (note 5):
Units purchased	15,716	24,303	15,315	17,175	15,967	20,862	24,378	23,945	7,726	12,928	38,797	24,123	10,911	9,622
Units redeemed	(29,419)	(20,472)	(8,818)	(4,990)	(23,345)	(9,448)	(6,014)	(2,231)	(14,447)	(8,348)	(8,245)	(2,377)	(11,484)	(7,937)

Net increase (decrease) in units from capital transactions with policy owners during the year ended December 31, 2002	(13,703)	3,831	6,497	12,185	(7,378)	11,414	18,364	21,714	(6,721)	4,580	30,552	21,746	(573)	1,685

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Statements of Changes in Net Assets, Continued

	PBHG Insurance Series Fund, Inc.				PIMCO Variable Insurance Trust
	PBHG Growth II Portfolio		PBHG Large Cap Growth Portfolio		Foreign Bond Portfolio —Administrative Class Shares		High Yield Portfolio —Administrative Class Shares		Long-Term U.S. Government Portfolio — Administrative Class Shares		Total Return Portfolio — Administrative Class Shares
	Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31, 2002	Period from February 8, 2001 to December 31, 2001	Year ended December 31, 2002	Period from February 9, 2001 to December 31, 2001	Year ended December 31, 2002	Period from February 6, 2001 to December 31, 2001
	2002	2001	2002	2001	2002	2001
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(4,467)	(5,539)	(4,789)	(5,924)	501	94	9,756	1,505	9,385	1,413	17,080	1,389
Net realized gain (loss)	(246,955)	(317,919)	(112,067)	(126,586)	110	16	(3,060)	(200)	2,442	34	1,520	76
Unrealized appreciation (depreciation) on investments	10,369	(176,939)	(132,047)	(194,777)	770	35	(6,663)	(875)	9,838	(4,415)	18,508	(1,726)
Capital gain distributions	—	—	—	—	120	—	—	—	20,582	3,287	9,747	2,082

Increase (decrease) in net assets from operations	(241,053)	(500,397)	(248,903)	(327,287)	1,501	145	33	430	42,247	319	46,855	1,821

From capital transactions:
Net premiums	146,274	234,038	173,481	324,499	23,415	6,661	150,326	43,002	338,029	56,723	533,749	60,277
Loan interest	(1,148)	(163)	(805)	(504)	(13)	—	(6)	—	(263)	—	(53)	—
Transfers (to) from the general account of GE Life and Annuity Assurance Company:
Death benefits	—	(16,064)	(3,984)	—	—	—	—	—	—	—	—	—
Surrenders	(21,776)	(3,643)	(9,693)	(13,885)	(258)	—	(1,027)	—	(763)	—	(955)	—
Loans	194	(13,168)	(11,965)	(24,922)	(564)	(84)	755	(56)	(10,006)	—	(924)	—
Cost of insurance and administrative expenses (note 4a)	(84,810)	(87,140)	(103,339)	(126,880)	(5,522)	(1,326)	(23,211)	(6,271)	(46,009)	(8,853)	(59,301)	(7,086)
Transfers (to) from the Guarantee Account	579	789	936	(7,189)	(60)	10	(3,234)	(135)	3,475	(1,195)	76	(46)
Transfers (to) from other subaccounts	66,774	166,207	(37,689)	182,683	6,215	2,587	15,654	10,856	64,489	51,636	183,688	58,827

Increase (decrease) in net assets from capital transactions (note 5)	106,087	280,856	6,942	333,802	23,213	7,848	139,257	47,396	348,952	98,311	656,280	111,972

Increase (decrease) in net assets	(134,966)	(219,541)	(241,961)	6,515	24,714	7,993	139,290	47,826	391,199	98,630	703,135	113,793
Net assets at beginning of year	741,474	961,015	806,025	799,510	7,993	—	47,826	—	98,630	—	113,793	—

Net assets at end of year	$606,508	741,474	564,064	806,025	32,707	7,993	187,116	47,826	489,829	98,630	816,928	113,793

Changes in units (note 5):
Units purchased	25,073	22,357	14,173	20,205	2,615	853	16,742	5,441	33,035	9,454	64,969	10,842
Units redeemed	(12,667)	(6,713)	(14,306)	(6,621)	(561)	(130)	(2,434)	(639)	(4,681)	(772)	(5,533)	(645)

Net increase (decrease) in units from capital transactions with policy owners during the year ended December 31, 2002	12,406	15,644	(133)	13,584	2,054	723	14,308	4,802	28,354	8,682	59,436	10,197

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Statements of Changes in Net Assets, Continued

	Rydex Variable Trust		Salomon Brothers Variable Series Funds Inc						Van Kampen Life Investment Trust
	OTC Fund		Investors Fund		Strategic Bond Fund		Total Return Fund		Comstock Portfolio — Class II Shares	Emerging Growth Portfolio — Class II Shares
	Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,		Period from May 1, 2002 to December 31, 2002	Period from May 1, 2002 to December 31, 2002
	2002	2001	2002	2001	2002	2001	2002	2001
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(215)	(77)	2,643	897	20,121	10,206	1,320	1,035	(7)	—
Net realized gain (loss)	(4,078)	(710)	(85,064)	(6,871)	2,816	1,040	(6,565)	(93)	316	(3)
Unrealized appreciation (depreciation) on investments	(11,031)	(657)	(121,129)	(46,707)	10,293	(656)	(5,710)	(356)	(12)	(12)
Capital gain distributions	—	—	—	7,551	—	—	—	—	—	—

Increase (decrease) in net assets from operations	(15,324)	(1,444)	(203,550)	(45,130)	33,230	10,590	(10,955)	586	297	(15)

From capital transactions:
Net premiums	37,971	18,451	40,687	83,234	67,882	115,354	24,762	41,452	4,145	373
Loan interest	2	—	(229)	(66)	—	(429)	(32)	—	—	—
Transfers (to) from the general account of GE Life and Annuity Assurance Company:
Death benefits	—	—	—	—	(15,939)	—	—	—	—	—
Surrenders	—	—	(10,810)	(523)	(8,061)	(51)	(680)	—	—	—
Loans	755	(966)	(957)	606	(985)	2,000	(2,483)	—	—	—
Cost of insurance and administrative expenses (note 4a)	(7,749)	(3,557)	(53,102)	(41,946)	(41,750)	(20,135)	(15,248)	(5,469)	(560)	(113)
Transfers (to) from the Guarantee Account	194	484	47	(739)	247	281	159	(55)	9	(1)
Transfers (to) from other subaccounts	301	7,976	2,709	412,197	162,844	93,331	85,281	18,047	116	—

Increase (decrease) in net assets from capital transactions (note 5)	31,474	22,388	(21,655)	452,763	164,238	190,351	91,759	53,975	3,710	259

Increase (decrease) in net assets	16,150	20,944	(225,205)	407,633	197,468	200,941	80,804	54,561	4,007	244
Net assets at beginning of year	20,967	23	782,042	374,409	299,879	98,938	61,744	7,183	—	—

Net assets at end of year	$37,117	20,967	556,837	782,042	497,347	299,879	142,548	61,744	4,007	244

Changes in units (note 5):
Units purchased	11,959	6,063	7,285	31,711	19,527	18,683	9,833	5,332	568	47
Units redeemed	(2,374)	(1,038)	(10,927)	(2,719)	(5,648)	(1,828)	(1,648)	(490)	(75)	(14)

Net increase (decrease) in units from capital transactions with policy owners during the year ended December 31, 2002	9,585	5,025	(3,642)	28,992	13,879	16,855	8,185	4,842	493	33

See accompanying notes to financial statements.

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Notes to Financial Statements

December 31, 2002

(1)	Description of Entity

GE Life & Annuity Separate Account II (the Account) is a separate investment account established in 1986 by GE Life and Annuity Assurance Company (GE Life & Annuity) under the laws of the Commonwealth of Virginia. The Account operates as a unit investment trust under the Investment Company Act of 1940. The Account is used to fund certain benefits for flexible premium variable life insurance policies issued by GE Life & Annuity. GE Life & Annuity is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. A majority of GE Life & Annuity’s capital stock is owned by General Electric Capital Assurance Company. General Electric Capital Assurance Company and its parent, GE Financial Assurance Holdings, Inc., are indirect, wholly-owned subsidiaries of General Electric Capital Company (GE Capital). GE Capital, a diversified financial services company, is directly or indirectly, a wholly-owned subsidiary of General Electric Company (GE), a New York corporation.

During February 2002, 42 subaccounts were offered as Type III units when sales of policy forms P1258 and P1259 began. These subaccounts were previously offered as Type II units through policy form P1250.

During May 2002, two subaccounts were added to the Account for Type II and Type III units (See note 2b). These subaccounts invest in the Van Kampen Life Investment Trust — Comstock Portfolio — Class II Shares and the Van Kampen Life Investment Trust — Emerging Growth Portfolio — Class II Shares.

During 2002, AIM Variable Insurance Funds changed the name of its AIM V. I. Value Fund — Series I Shares to AIM V. I. Premier Equity Fund — Series I Shares. In addition, PIMCO Variable Insurance Trust changed the name of its High Yield Bond Portfolio — Administrative Class Shares to High Yield Portfolio — Administrative Class Shares, its Long-Term U. S. Government Bond Portfolio — Administrative Class Shares to Long-Term U. S. Government Portfolio — Administrative Class Shares, and its Total Return Bond Portfolio — Administrative Class Shares to Total Return Portfolio — Administrative Class Shares.

During 2001, MFS® Variable Insurance Trust changed the name of its MFS® Growth Series — Service Class Shares to MFS® Investors Growth Stock Series — Service Class Shares and its MFS® Growth With Income Series — Service Class Shares to MFS® Investors Trust Series — Service Class Shares. In addition, AIM Variable Insurance Funds changed the name of its AIM V.I. Telecommunications Fund — Series I Shares to AIM V.I. New Technology Fund — Series I Shares.

All designated portfolios are series type mutual funds.

(2)	Summary of Significant Accounting Policies

(a)  Investments

Investments are stated at fair market value, which is based on the underlying net asset value per share of the respective portfolios. Purchases and sales of investments are recorded on the trade date and distributions are recorded on the ex-dividend date. Certain 2001 distributions received from the Janus Funds have been reclassified from capital gain distributions to investment income in the current year’s presentation of the 2001 Statements of Changes in Net Assets and the 2001 Financial Highlights. Such reclassifications had no impact on net assets or net asset value per unit. Realized gains and losses on investments are determined on the average cost basis. The units and unit values are disclosed as of the last Valuation Day in the applicable year or period.

(b)  Unit Class

There are three unit classes included in the Account. Type I units are sold under policy forms P1096 and P1251. Type II units are sold under policy forms P1250 and P1250CR. Type III units are sold under policy forms P1258 and P1259. An indefinite number of units in each class is authorized. Each unit type has its own expense structure.

(c)  Federal Income Taxes

The Account is not taxed separately because the operations of the Account are part of the total operations of GE Life & Annuity. GE Life & Annuity is taxed as a life insurance company under the Internal Revenue Code (the Code). GE Life & Annuity is included in the General Electric Capital Assurance Company consolidated federal income tax return. The Account will not be taxed as a regulated investment company under subchapter M of the Code. Under existing federal income tax law, no taxes are payable on the investment income or on the capital gains of the Account.

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

December 31, 2002

(d)  Use of Estimates

Financial statements prepared in conformity with accounting principles generally accepted in the United States of America require management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates.

(3)	Purchases and Sales of Investments

The aggregate cost of the investments acquired and the aggregate proceeds of investments sold, for the year ended December 31, 2002 were:

Fund/Portfolio	Cost of Shares Acquired	Proceeds from Shares Sold
AIM Variable Insurance Funds:
AIM V.I. Capital Appreciation Fund — Series I Shares	$197,186	$144,975
AIM V.I. Growth Fund — Series I Shares	229,461	147,267
AIM V.I. Premier Equity Fund — Series I Shares	415,959	267,679
The Alger American Fund:
Alger American Growth Portfolio	1,438,507	1,906,169
Alger American Small Capitalization Portfolio	670,107	523,368
Alliance Variable Products Series Fund, Inc.:
Growth and Income Portfolio — Class B	714,890	171,559
Premier Growth Portfolio — Class B	103,648	52,244
Quasar Portfolio — Class B	44,902	15,760
Dreyfus:
Dreyfus Investment Portfolios-Emerging Markets Portfolio — Initial Shares	49,444	16,638
The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares	40,154	17,624
Federated Insurance Series:
Federated American Leaders Fund II — Primary Shares	450,443	487,724
Federated High Income Bond Fund II — Primary Shares	354,549	183,369
Federated High Income Bond Fund II — Service Shares	69,232	18,379
Federated International Small Company Fund II	14,552	3,838
Federated Utility Fund II	120,500	157,669
Fidelity Variable Insurance Products Fund (“VIP”):
VIP Equity-Income Portfolio	2,039,234	2,173,690
VIP Equity-Income Portfolio — Service Class 2	419,715	128,302
VIP Growth Portfolio	1,817,193	2,303,676
VIP Growth Portfolio — Service Class 2	526,831	154,417
VIP Overseas Portfolio	581,634	638,190
Fidelity Variable Insurance Products Fund II (“VIP II”):
VIP II Asset ManagerSM Portfolio	852,322	886,561
VIP II Contrafund® Portfolio	1,442,045	1,499,267
VIP II Contrafund® Portfolio — Service Class 2	396,045	124,951

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

December 31, 2002

Fund/Portfolio	Cost of Shares Acquired	Proceeds from Shares Sold
Fidelity Variable Insurance Products Fund III (“VIP III”):
VIP III Growth & Income Portfolio	$787,024	$570,530
VIP III Growth & Income Portfolio — Service Class 2	113,184	47,072
VIP III Growth Opportunities Portfolio	148,081	152,204
VIP III Mid Cap Portfolio — Service Class 2	420,978	93,737
GE Investments Funds, Inc.:
Global Income Fund	145,253	64,744
Income Fund	2,034,577	447,025
International Equity Fund	282,876	138,505
Mid-Cap Value Equity Fund	1,106,348	756,709
Money Market Fund	12,219,392	9,890,791
Premier Growth Equity Fund	682,743	428,247
Real Estate Securities Fund	769,782	410,034
S&P 500® Index Fund	8,363,377	7,323,682
Small-Cap Value Equity Fund	395,313	120,018
Total Return Fund	691,599	557,498
U.S. Equity Fund	398,873	446,411
Value Equity Fund	122,490	28,915
Goldman Sachs Variable Insurance Trust (VIT):
Goldman Sachs Growth and Income Fund	215,359	124,501
Goldman Sachs Mid Cap Value Fund	1,118,393	865,861
Janus Aspen Series:
Aggressive Growth Portfolio	1,379,878	1,340,892
Aggressive Growth Portfolio — Service Shares	171,304	45,946
Balanced Portfolio	1,244,779	1,051,841
Balanced Portfolio — Service Shares	793,806	249,437
Capital Appreciation Portfolio	929,422	995,084
Capital Appreciation Portfolio — Service Shares	148,638	51,952
Flexible Income Portfolio	479,293	193,192
Global Life Sciences Portfolio — Service Shares	86,521	40,440
Global Technology Portfolio — Service Shares	108,912	52,117
Growth Portfolio	1,376,006	1,587,422
Growth Portfolio — Service Shares	98,220	47,659
International Growth Portfolio	757,409	979,020
International Growth Portfolio — Service Shares	154,923	53,432
Worldwide Growth Portfolio	1,853,948	2,326,382
Worldwide Growth Portfolio — Service Shares	256,839	71,176
MFS® Variable Insurance Trust:
MFS® Investors Growth Stock Series — Service Class Shares	107,985	35,888
MFS® Investors Trust Series — Service Class Shares	49,132	21,285
MFS® New Discovery Series — Service Class Shares	169,321	35,206
MFS® Utilities Series — Service Class Shares	148,808	77,426
Oppenheimer Variable Account Funds:
Oppenheimer Aggressive Growth Fund/VA	975,294	1,565,597
Oppenheimer Bond Fund/VA	1,165,204	922,991
Oppenheimer Capital Appreciation Fund/VA	1,307,466	1,619,620
Oppenheimer Global Securities Fund/VA — Service Shares	224,893	88,661

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

December 31, 2002

Fund/Portfolio	Cost of Shares Acquired	Proceeds from Shares Sold
Oppenheimer High Income Fund/VA	$780,057	$717,551
Oppenheimer Main Street Growth & Income Fund/VA — Service Shares	309,016	78,697
Oppenheimer Multiple Strategies Fund/VA	449,077	405,198
PBHG Insurance Series Fund, Inc.:
PBHG Growth II Portfolio	449,670	348,766
PBHG Large Cap Growth Portfolio	199,643	198,513
PIMCO Variable Insurance Trust:
Foreign Bond Portfolio — Administrative Class Shares	32,667	8,798
High Yield Portfolio — Administrative Class Shares	188,491	39,201
Long-Term U.S. Government Portfolio — Administrative Class Shares	490,664	110,255
Total Return Portfolio — Administrative Class Shares	822,571	183,181
Rydex Variable Trust:
OTC Fund	43,457	12,231
Salomon Brothers Variable Series Funds Inc:
Investors Fund	239,942	260,637
Strategic Bond Fund	421,256	240,360
Total Return Fund	223,077	129,609
Van Kampen Life Investment Trust:
Comstock Portfolio — Class II Shares	10,696	6,993
Emerging Growth Portfolio — Class II Shares	407	149

(4)	Related Party Transactions

(a)  GE Life & Annuity

Type I Units (Policy P1251 and P1096)

Net premiums transferred from GE Life & Annuity to the Account represent gross premiums recorded by GE Life & Annuity on its flexible premium variable life insurance policies less deductions. For Policy P1251, deductions from premium depend on the initial specified amount. If the initial specified amount is $500,000 or more, a current deduction of 3.5% premium charge (5% maximum) is assessed from each premium payment before it is allocated to the subaccounts. If the initial specified amount is at $250,000 but less than $500,000, a current deduction of 6.5% premium charge (8% maximum) is assessed. For Policy P1096, a premium charge of 7.5% from each premium payment is assessed before the premium is allocated to the subaccounts. In addition, Policy P1096 has a deferred sales charge of up to 45% assessed over a nine year period of the designated premium for the insured’s age, gender, rate class, and specified amount at issue. This charge is deducted from the policy’s cash value in equal installments at the beginning of each of the policy years two through ten.

A Mortality and Expense Risk charge is deducted daily from the assets in the subaccounts attributable to the policies equal to an effective annual rate of .70% of the average daily net assets of the Account. This charge is for the mortality and expense risks that GE Life & Annuity assumes.

A monthly deduction is made on the policy date and on each monthly anniversary date from the policy assets. The monthly deduction for Policy P1251 consists of a cost of insurance charge, a policy charge of $5, an expense charge of up to $.20 per $1,000 of initial specified amount, an expense charge for any increase in specified amount of up to $.20 per $1,000 of increase and any charges for additional benefits added by riders to the policy. The monthly deduction for Policy P1096 consists of a cost of insurance charge, a current monthly administrative charge of $6 ($12 maximum) and any charges for additional benefits added by riders to the policy. If an increase in specified amount becomes effective, there will be a one-time charge (per increase) of $1.50 per $1,000 of increase included in the monthly deduction (not to exceed $300 per increase).

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

December 31, 2002

There will be a surrender charge if the policy is surrendered during the surrender period. For Policy P1251, the surrender charge is calculated by multiplying the surrender charge factors times the specified amount, divided by $1,000. That amount is then varied by issue age, gender, (where applicable) and rating class of each insured and by the number of months since the policy date. The surrender charge remains level for the first six policy years and then decreases uniformly each policy month to zero over the next ten policy years or until the younger insured attains age 100, whichever is earlier. The surrender charge will not exceed $60 per $1,000 of specified amount. For Policy P1096, if the policy is surrendered during the first nine policy years, a surrender charge will be deducted. The surrender charge is calculated by multiplying a factor times the initial specified amount, divided by 1,000. The surrender charge factor varies by age ranging from $2.50 for issue ages 0 through 30 to $7.50 at issue ages above 60, subject to a maximum charge of $500. The surrender charge remains level for the first five policy years and then decreases each year at the beginning of the policy years six through ten by 20% of the initial amount. There is an additional surrender charge in policy years one through nine equal to the uncollected deferred sales charge.

A partial surrender processing fee of the lesser of $25 or 2% of the amount surrendered is assessed on all partial surrenders.

A transfer charge of $10 is assessed for each transfer among subacounts after the first transfer made in any calendar month.

Type II Units (Policy Form P1250 and P1250CR)

Net premiums transferred from GE Life & Annuity to the Account represent gross premiums recorded by GE Life & Annuity on its flexible premium variable life insurance policies less deductions. For Policy P1250, a 3% charge from each premium (5% maximum) is assessed before it is allocated to the subaccounts. For Policy P1250CR, an 8% charge from each premium (10% maximum) is assessed before it is allocated to the subaccounts.

A Mortality and Expense Risk charge is deducted daily from the assets in the subaccounts attributable to the policies equal to an effective annual rate of .70% of the average daily net assets of the Account. This charge is for the mortality and expense risks that GE Life & Annuity assumes.

A monthly deduction is made on the policy date and on each monthly anniversary date from the policy assets. The monthly deduction consists of a cost of insurance charge, a policy charge of $12 in the first policy year ($15 for Policy P1250CR) and $6 per month thereafter ($12 maximum), and any charges for additional benefits added by riders to the policy. If an increase in specified amount becomes effective, there will be a one-time charge (per increase) of $1.50 per $1,000 of increase included in the monthly deduction (not to exceed $300 per increase).

There will be a surrender charge if the policy is surrendered during the surrender period. The surrender charge is calculated by multiplying the surrender charge factors times the specified amount, divided by $1,000. That amount is then varied by issue age, gender (where applicable) and rating class of each insured, and by the number of months since the policy date. The surrender charge remains level for the first five policy years and then decreases uniformly each policy month to zero over the next ten policy years or until the insured attains age 95, whichever is earlier.

A partial surrender processing fee of the lesser of $25 or 2% of the amount surrendered is assessed on all partial surrenders.

A transfer charge of $10 is assessed for each transfer among subacounts after the first transfer made in any calendar month. Policies issued on policy form P1250 and marketed under the name of GE Protection Plus do not assess a transfer charge but reserve the right to impose a charge of up to $10 after the first transfer made in any calendar month.

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

December 31, 2002

Type III Units (Policy Form P1258 and P1259)

Net premiums transferred from GE Life & Annuity to the Account represent gross premiums recorded by GE Life & Annuity on its flexible premium variable life insurance policies less deductions. A 5% charge from each premium (7.5% maximum) is assessed before it is allocated to the subaccounts. This charge is not assessed against the policy loan portion of a premium received from the rollover of a life insurance policy.

A mortality and expense risk charge is deducted monthly from a policy’s assets. This charge is for the mortality and expense risks that GE Life & Annuity assumes. This charge is equal to an effective annual rate of .40% of the first $50,000 of the policy’s unloaned assets in the subaccounts (.40% of the first $100,000 of unloaned assets in the subaccounts for a joint and last survivor policy). During the first 20 policy years, a mortality and expense risk charge at an annual effective rate of .05% of the policy’s unloaned assets in the subaccounts over $50,000 ($100,000 for a joint and last survivor policy) is also assessed. Beginning with policy year 21, GE Life & Annuity does not deduct a mortality and expense risk charge for the policy’s unloaned assets in the subaccounts over $50,000 ($100,000 for a joint and last survivor policy).

A monthly deduction is made on the policy date and on each monthly anniversary date from the policy assets. The monthly deduction consists of a cost of insurance charge, the Mortality and Expense Risk Charge (discussed above), a policy charge of $5 ($10 per month maximum), a maximum monthly expense charge of $.83 per $1,000 of specified amount for the first ten policy years and any charges for additional benefits added by riders to the policy.

There will be a surrender charge if the policy is surrendered during the surrender period. The maximum surrender charge assessed is $37.19 per $1,000 of specified amount. This charge is calculated by multiplying a factor times the lowest specified amount in effect before the surrender, divided by 1,000. The factor depends on the issue age and gender (where applicable) of the insured. For a joint and last survivor policy, the factor depends on the issue age, gender (where applicable), and risk class of both insureds. The surrender charge remains level for the first five policy years and then decreases each policy month to zero over the next five policy years.

A partial surrender processing fee of the lesser of $25 or 2% of the amount surrendered is assessed on all partial surrenders.

Certain policy owners (Policy form P1258 and Policy Form 1259) may elect to allocate premium payments to a Guarantee Account that is part of the general account of GE Life & Annuity. Amounts allocated to the Guarantee Account earn interest at the interest rate in effect at the time of such allocation or transfer. The interest rate remains in effect for a guaranteed period of time, after which a new rate may be declared. Policy owners may transfer amounts from the Guarantee Account to the subaccounts of the Account and in certain instances transfer amounts from the subaccounts of the Account to the Guarantee Account.

(b)  Receivable From Affiliate

Receivable from affiliate represents receivable from GE Life & Annuity attributable to decreases in share value between the dates charges and deductions are assessed and the dates corresponding shares are redeemed.

(c)  Accrued Expenses Payable to Affiliate

Accrued expenses payable to affiliate are mostly attributable to charges and deductions made under the policies for services and benefits accrued and payable to GE Life & Annuity.

(d)  Capital Brokerage Corporation

Capital Brokerage Corporation, an affiliate of GE Life & Annuity, is a Washington Corporation registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

December 31, 2002

National Association of Securities Dealers, Inc. Capital Brokerage Corporation serves as principal underwriter for variable life insurance policies and variable annuities issued by GE Life & Annuity. GE Life & Annuity pays commissions and other marketing related expenses to Capital Brokerage Corporation. Certain officers and directors of GE Life & Annuity are also officers and directors of Capital Brokerage Corporation.

(e)  GE Investments Funds, Inc.

GE Investments Funds, Inc. (the Fund) is an open-end diversified management investment company. GE Asset Management Incorporated (Investment Advisor), a wholly-owned subsidiary of GE, currently serves as investment advisor to GE Investments Funds, Inc. As compensation for its services, the Investment Advisor is paid an investment advisory fee by the Fund based on the average daily net assets at an effective annual rate of .60% for the Global Income Fund, .50% for the Income Fund, 1.00% for the International Equity Fund, .65% for the Mid-Cap Value Equity Fund, .37% for the Money Market Fund, .65% for the Premier Growth Equity Fund, .85% for the Real Estate Securities Fund, .35% for the S&P 500® Index Fund, .80% for the Small-Cap Value Equity Fund, .49% for the Total Return Fund, .55% for the U.S. Equity Fund, and .65% for the Value Equity Fund.

(5)	Capital Transactions

All dividends and capital gain distributions of the portfolios are automatically reinvested in shares of the distributing portfolios at their net asset value on the date of distribution. In other words, portfolio dividends or portfolio distributions are not paid to policy owners as additional units, but instead are reflected in unit values.

The increase (decrease) in outstanding units and amounts by subaccount from capital transactions for the period ended December 31, 2002 is reflected in the Statements of Changes in Net Assets.

(6)	Financial Highlights

A summary by type and by subaccount of the outstanding units, unit values, net assets, expense ratios, investment income ratios, and total return ratios for the years or lesser periods ended December 31, 2002 and 2001 follows.

Expenses as a percentage of average net assets represent the annualized contract expenses of the separate account, consisting of mortality and expense risk charges, administrative and distribution expenses for each period indicated. The expense ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policy owner accounts through the redemption of units and expenses of the underlying portfolios are excluded. The expenses as a percentage of average net assets for Type III units is zero due to the fact that the expense is deducted monthly by a redemption of units.

The investment income ratio represents the ordinary dividends received by the Account from the underlying portfolio divided by the average net assets.

The total return below represents the annual total return for the year or lesser periods indicated and includes deductions only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Standardized total returns shown separately in a Prospectus or Statement of Additional Information for a product supported by the Account include the maximum contract charges that may be assessed to any contract through both the daily unit value calculation and the redemption of units. Accordingly, these standardized total returns will generally reflect a lower return than the total return below.

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

December 31, 2002

	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
		Unit Value	000s
Type I:
The Alger American Fund:
Alger American Growth Portfolio
2002	88,027	$13.05	$1,149	0.70%	0.04%	(33.46)%
2001	97,453	19.62	1,912	0.70%	0.22%	(12.44)%
Alger American Small Capitalization Portfolio
2002	98,354	6.51	640	0.70%	0.00%	(26.74)%
2001	96,584	8.88	858	0.70%	0.05%	(30.01)%
Federated Insurance Series:
Federated American Leaders Fund II — Primary Shares
2002	17,448	13.82	241	0.70%	1.22%	(20.77)%
2001	20,425	17.45	356	0.70%	1.33%	(4.89)%
Federated High Income Bond Fund II — Primary Shares
2002	17,068	14.53	248	0.70%	9.78%	0.68%
2001	15,482	14.44	224	0.70%	9.79%	0.67%
Federated Utility Fund II
2002	9,949	11.43	114	0.70%	5.77%	(24.48)%
2001	13,254	15.14	201	0.70%	3.23%	(14.33)%
Fidelity Variable Insurance Products Fund (“VIP”):
VIP Equity-Income Portfolio
2002	126,781	39.46	5,003	0.70%	1.75%	(17.53)%
2001	134,736	47.84	6,446	0.70%	1.67%	(5.62)%
VIP Growth Portfolio
2002	99,324	40.72	4,044	0.70%	0.26%	(30.60)%
2001	108,530	58.68	6,369	0.70%	0.08%	(18.23)%
VIP Overseas Portfolio
2002	61,001	18.98	1,158	0.70%	0.81%	(20.84)%
2001	65,937	23.97	1,581	0.70%	5.37%	(21.72)%
Fidelity Variable Insurance Products Fund II (“VIP II”):
VIP II Asset ManagerSM Portfolio
2002	125,324	26.43	3,312	0.70%	3.96%	(9.37)%
2001	131,477	29.16	3,834	0.70%	4.25%	(4.77)%
VIP II Contrafund® Portfolio
2002	112,644	24.04	2,708	0.70%	0.81%	(9.98)%
2001	111,945	26.71	2,990	0.70%	0.80%	(12.86)%
Fidelity Variable Insurance Products Fund III (“VIP III”):
VIP III Growth & Income Portfolio
2002	28,213	12.44	351	0.70%	1.22%	(17.20)%
2001	22,841	15.03	343	0.70%	1.23%	(9.39)%
VIP III Growth Opportunities Portfolio
2002	13,585	8.58	117	0.70%	1.09%	(22.39)%
2001	12,762	11.06	141	0.70%	0.35%	(15.02)%
GE Investments Funds, Inc.:
Global Income Fund
2002	9,845	11.86	117	0.70%	0.77%	15.82%
2001	4,666	10.24	48	0.70%	0.00%	(2.37)%

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

December 31, 2002

	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type I:		Unit Value	000s
Income Fund
2002	42,923	$13.45	$577	0.70%	5.18%	9.12%
2001	33,971	12.33	419	0.70%	5.04%	6.67%
International Equity Fund
2002	14,584	9.87	144	0.70%	1.22%	(24.36)%
2001	8,794	13.04	115	0.70%	1.05%	(21.42)%
Mid-Cap Value Equity Fund
2002	26,207	14.93	391	0.70%	0.92%	(14.37)%
2001	16,101	17.44	281	0.70%	0.89%	(0.38)%
Money Market Fund
2002	178,387	19.47	3,473	0.70%	1.46%	0.76%
2001	131,894	19.32	2,548	0.70%	3.82%	3.24%
Premier Growth Equity Fund
2002	24,730	7.86	194	0.70%	0.05%	(21.57)%
2001	16,957	10.02	170	0.70%	0.12%	(9.78)%
Real Estate Securities Fund
2002	24,064	21.67	521	0.70%	4.91%	(2.04)%
2001	19,511	22.12	432	0.70%	4.09%	11.05%
S&P 500® Index Fund
2002	85,927	38.07	3,271	0.70%	1.32%	(22.91)%
2001	88,043	49.38	4,348	0.70%	1.09%	(12.88)%
Total Return Fund
2002	31,607	36.17	1,143	0.70%	2.39%	(9.95)%
2001	29,464	40.16	1,183	0.70%	1.14%	(3.57)%
U.S. Equity Fund
2002	10,610	9.15	97	0.70%	0.89%	(19.83)%
2001	6,600	11.41	75	0.70%	0.74%	(9.12)%
Goldman Sachs Variable Insurance Trust (VIT):
Goldman Sachs Growth and Income Fund
2002	6,403	6.98	45	0.70%	2.06%	(11.96)%
2001	837	7.93	7	0.70%	0.49%	(9.98)%
Goldman Sachs Mid Cap Value Fund
2002	36,991	11.59	429	0.70%	0.99%	(5.36)%
2001	29,382	12.24	360	0.70%	1.24%	11.26%
Janus Aspen Series:
Aggressive Growth Portfolio
2002	110,040	15.07	1,658	0.70%	0.00%	(28.44)%
2001	114,341	21.06	2,408	0.70%	0.00%	(39.88)%
Balanced Portfolio
2002	85,649	21.32	1,826	0.70%	2.47%	(7.10)%
2001	82,439	22.95	1,892	0.70%	2.72%	(5.34)%
Capital Appreciation Portfolio
2002	21,974	17.32	381	0.70%	0.57%	(16.26)%
2001	22,414	20.69	464	0.70%	1.25%	(22.22)%
Flexible Income Portfolio
2002	17,057	17.12	292	0.70%	4.94%	9.70%
2001	9,034	15.60	141	0.70%	6.25%	6.98%

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

December 31, 2002

	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type I:		Unit Value	000s
Global Life Sciences Portfolio — Service Shares
2002	6,041	$6.64	$40	0.70%	0.00%	(30.04)%
2001	6,051	9.49	57	0.70%	0.00%	(17.34)%
Global Technology Portfolio — Service Shares
2002	11,168	2.50	28	0.70%	0.00%	(41.35)%
2001	9,570	4.26	41	0.70%	0.71%	(37.76)%
Growth Portfolio
2002	128,068	16.16	2,070	0.70%	0.00%	(27.02)%
2001	136,463	22.14	3,021	0.70%	0.07%	(25.26)%
International Growth Portfolio
2002	43,699	13.66	597	0.70%	0.86%	(26.11)%
2001	50,194	18.49	928	0.70%	1.09%	(23.78)%
Worldwide Growth Portfolio
2002	162,939	19.06	3,106	0.70%	0.89%	(26.02)%
2001	186,134	25.76	4,795	0.70%	0.48%	(22.98)%
Oppenheimer Variable Account Funds:
Oppenheimer Aggressive Growth Fund/VA
2002	62,159	35.72	2,220	0.70%	0.68%	(28.30)%
2001	75,849	49.81	3,778	0.70%	0.96%	(31.75)%
Oppenheimer Bond Fund/VA
2002	23,819	28.41	677	0.70%	7.07%	8.32%
2001	21,130	26.23	554	0.70%	6.40%	7.03%
Oppenheimer Capital Appreciation Fund/VA
2002	53,318	45.61	2,432	0.70%	0.62%	(27.37)%
2001	60,645	62.80	3,809	0.70%	0.62%	(13.19)%
Oppenheimer High Income Fund/VA
2002	47,784	33.25	1,589	0.70%	10.58%	(3.08)%
2001	51,746	34.30	1,775	0.70%	10.05%	1.25%
Oppenheimer Multiple Strategies Fund/VA
2002	24,204	33.15	802	0.70%	3.62%	(11.03)%
2001	25,511	37.25	950	0.70%	3.71%	1.50%
PBHG Insurance Series Fund, Inc.:
PBHG Growth II Portfolio
2002	29,713	7.64	227	0.70%	0.00%	(30.92)%
2001	21,511	11.07	238	0.70%	0.00%	(40.89)%
PBHG Large Cap Portfolio
2002	17,789	12.24	218	0.70%	0.00%	(29.81)%
2001	18,707	17.44	326	0.70%	0.00%	(28.79)%
Salomon Brothers Variable Series Funds Inc:
Investors Fund
2002	26,040	11.22	292	0.70%	1.09%	(23.59)%
2001	21,398	14.68	314	0.70%	0.84%	(4.82)%
Strategic Bond Fund
2002	9,971	12.49	125	0.70%	5.64%	8.08%
2001	3,651	11.56	42	0.70%	5.91%	6.17%

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

December 31, 2002

	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type I:		Unit Value	000s
Total Return Fund
2002	7,649	$10.44	$80	0.70%	1.74%	(7.52)%
2001	2,210	11.29	25	0.70%	3.41%	(1.50)%

Type II:
AIM Variable Insurance Funds:
AIM V.I. Capital Appreciation Fund — Series I Shares
2002	27,851	4.45	124	0.70%	0.00%	(24.89)%
2001	16,503	5.92	98	0.70%	0.00%	(23.82)%
AIM V.I. Growth Fund — Series I Shares
2002	35,571	3.49	124	0.70%	0.00%	(31.46)%
2001	16,297	5.10	83	0.70%	0.35%	(34.35)%
AIM V.I. Premier Equity Fund — Series I Shares
2002	41,113	5.48	225	0.70%	0.46%	(30.75)%
2001	19,328	7.91	153	0.70%	0.23%	(13.18)%
The Alger American Fund:
Alger American Growth Portfolio
2002	109,921	13.05	1,434	0.70%	0.04%	(33.46)%
2001	129,030	19.62	2,532	0.70%	0.22%	(12.44)%
Alger American Small Capitalization Portfolio
2002	84,392	6.51	549	0.70%	0.00%	(26.74)%
2001	69,049	8.88	613	0.70%	0.05%	(30.01)%
Alliance Variable Products Series Fund, Inc.:
Growth and Income Portfolio — Class B
2002	87,054	7.84	683	0.70%	0.56%	(22.81)%
2001	42,611	10.15	433	0.70%	0.40%	(0.55)%
Premier Growth Portfolio — Class B
2002	25,762	4.84	125	0.70%	0.00%	(31.33)%
2001	16,341	7.05	115	0.70%	0.00%	(17.98)%
Quasar Portfolio — Class B
2002	7,741	4.89	38	0.70%	0.00%	(32.54)%
2001	3,292	7.25	24	0.70%	0.00%	(13.47)%
Dreyfus:
Dreyfus Investment Portfolios-Emerging Markets Portfolio — Initial Shares
2002	3,965	8.76	35	0.70%	1.62%	(1.18)%
2001	906	8.87	8	0.70%	1.31%	2.59%
The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares
2002	7,490	4.73	35	0.70%	0.31%	(29.44)%
2001	3,973	6.70	27	0.70%	0.11%	(23.12)%
Federated Insurance Series:
Federated American Leaders Fund II — Primary Shares
2002	25,242	13.82	349	0.70%	1.22%	(20.77)%
2001	25,767	17.45	450	0.70%	1.33%	(4.89)%

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

December 31, 2002

	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
		Unit Value	000s
Type II:
Federated High Income Bond Fund II — Primary Shares
2002	23,982	$14.53	$348	0.70%	9.78%	0.68%
2001	16,943	14.44	245	0.70%	9.79%	0.67%
Federated High Income Bond Fund II — Service Shares
2002	8,558	9.40	80	0.70%	6.71%	0.52%
2001	3,727	9.34	35	0.70%	0.00%	0.66%
Federated International Small Company Fund II
2002	5,295	4.91	26	0.70%	0.00%	(18.06)%
2001	3,635	5.99	22	0.70%	0.00%	(30.51)%
Federated Utility Fund II
2002	14,863	11.43	170	0.70%	5.77%	(24.48)%
2001	16,543	15.14	250	0.70%	3.23%	(14.33)%
Fidelity Variable Insurance Products Fund (“VIP”):
VIP Equity-Income Portfolio
2002	25,961	39.46	1,024	0.70%	1.75%	(17.53)%
2001	27,433	47.84	1,312	0.70%	1.67%	(5.62)%
VIP Equity-Income Portfolio — Service Class 2
2002	54,112	8.03	435	0.70%	1.09%	(17.73)%
2001	25,792	9.76	252	0.70%	0.03%	(5.89)%
VIP Growth Portfolio
2002	32,419	40.72	1,320	0.70%	0.26%	(30.60)%
2001	34,260	58.68	2,010	0.70%	0.08%	(18.23)%
VIP Growth Portfolio — Service Class 2
2002	112,010	4.94	553	0.70%	0.10%	(30.78)%
2001	60,788	7.13	433	0.70%	0.00%	(18.44)%
VIP Overseas Portfolio
2002	9,210	18.98	175	0.70%	0.81%	(20.84)%
2001	7,322	23.97	176	0.70%	5.37%	(21.72)%
Fidelity Variable Insurance Products Fund II (“VIP II”):
VIP II Asset ManagerSM Portfolio
2002	8,611	26.43	228	0.70%	3.96%	(9.37)%
2001	8,491	29.16	248	0.70%	4.25%	(4.77)%
VIP II Contrafund® Portfolio
2002	105,161	24.04	2,528	0.70%	0.81%	(9.98)%
2001	109,907	26.71	2,936	0.70%	0.80%	(12.86)%
VIP II Contrafund® Portfolio — Service Class 2
2002	55,714	7.27	405	0.70%	0.51%	(10.24)%
2001	23,700	8.10	192	0.70%	0.00%	(13.09)%
Fidelity Variable Insurance Products Fund III (“VIP III”):
VIP III Growth & Income Portfolio
2002	73,891	12.44	919	0.70%	1.22%	(17.20)%
2001	66,877	15.03	1,005	0.70%	1.23%	(9.39)%
VIP III Growth & Income Portfolio — Service Class 2
2002	21,637	7.09	153	0.70%	1.18%	(17.43)%
2001	13,655	8.59	117	0.70%	0.00%	(9.65)%

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

December 31, 2002

	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
		Unit Value	000s
Type II:
VIP III Growth Opportunities Portfolio
2002	22,930	$8.58	$197	0.70%	1.09%	(22.39)%
2001	24,875	11.06	275	0.70%	0.35%	(15.02)%
VIP III Mid Cap Portfolio — Service Class 2
2002	46,405	8.55	397	0.70%	0.43%	(10.65)%
2001	12,355	9.57	118	0.70%	0.00%	(4.19)%
GE Investments Funds, Inc.:
Global Income Fund
2002	10,966	11.86	130	0.70%	0.77%	15.82%
2001	8,893	10.24	91	0.70%	0.00%	(2.37)%
Income Fund
2002	133,661	13.45	1,798	0.70%	5.18%	9.12%
2001	28,562	12.33	352	0.70%	5.04%	6.67%
International Equity Fund
2002	30,591	9.87	302	0.70%	1.22%	(24.36)%
2001	23,877	13.04	311	0.70%	1.05%	(21.42)%
Mid-Cap Value Equity Fund
2002	72,247	14.93	1,079	0.70%	0.92%	(14.37)%
2001	64,428	17.44	1,124	0.70%	0.89%	(0.38)%
Money Market Fund
2002	444,423	19.47	8,653	0.70%	1.46%	0.76%
2001	375,930	19.32	7,263	0.70%	3.82%	3.24%
Premier Growth Equity Fund
2002	97,973	7.86	770	0.70%	0.05%	(21.57)%
2001	77,433	10.02	776	0.70%	0.12%	(9.78)%
Real Estate Securities Fund
2002	31,288	21.67	678	0.70%	4.91%	(2.04)%
2001	24,349	22.12	539	0.70%	4.09%	11.05%
S&P 500® Index Fund
2002	168,621	38.07	6,419	0.70%	1.32%	(22.91)%
2001	145,112	49.38	7,166	0.70%	1.09%	(12.88)%
Small-Cap Value Equity Fund
2002	28,077	10.25	288	0.70%	0.35%	(14.46)%
2001	8,753	11.99	105	0.70%	0.65%	9.20%
Total Return Fund
2002	16,545	36.17	598	0.70%	2.39%	(9.95)%
2001	16,248	40.16	653	0.70%	1.14%	(3.57)%
U.S. Equity Fund
2002	98,826	9.15	904	0.70%	0.89%	(19.83)%
2001	105,740	11.41	1,206	0.70%	0.74%	(9.12)%
Value Equity Fund
2002	17,703	7.39	131	0.70%	1.11%	(18.14)%
2001	8,331	9.03	75	0.70%	1.40%	(9.40)%
Goldman Sachs Variable Insurance Trust (VIT):
Goldman Sachs Growth and Income Fund
2002	20,760	6.98	145	0.70%	2.06%	(11.96)%
2001	13,984	7.93	111	0.70%	0.49%	(9.98)%

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

December 31, 2002

	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
		Unit Value	000s
Type II:
Goldman Sachs Mid Cap Value Fund
2002	84,028	$11.59	$974	0.70%	0.99%	(5.36)%
2001	76,066	12.24	931	0.70%	1.24%	11.26%
Janus Aspen Series:
Aggressive Growth Portfolio
2002	115,952	15.07	1,747	0.70%	0.00%	(28.44)%
2001	109,492	21.06	2,306	0.70%	0.00%	(39.88)%
Aggressive Growth Portfolio — Service Shares
2002	59,086	2.93	173	0.70%	0.00%	(28.62)%
2001	28,395	4.11	117	0.70%	0.00%	(40.02)%
Balanced Portfolio
2002	150,095	21.32	3,200	0.70%	2.47%	(7.10)%
2001	150,202	22.95	3,447	0.70%	2.72%	(5.34)%
Balanced Portfolio — Service Shares
2002	117,565	8.52	1,002	0.70%	2.28%	(7.33)%
2001	61,208	9.19	563	0.70%	2.58%	(5.57)%
Capital Appreciation Portfolio
2002	118,598	17.32	2,054	0.70%	0.57%	(16.26)%
2001	121,421	20.69	2,512	0.70%	1.25%	(22.22)%
Capital Appreciation Portfolio — Service Shares
2002	29,735	5.34	159	0.70%	0.32%	(16.52)%
2001	19,212	6.39	123	0.70%	0.96%	(22.38)%
Flexible Income Portfolio
2002	30,899	17.12	529	0.70%	4.94%	9.70%
2001	22,884	15.60	357	0.70%	6.25%	6.98%
Global Life Sciences Portfolio — Service Shares
2002	20,648	6.64	137	0.70%	0.00%	(30.04)%
2001	14,783	9.49	140	0.70%	0.00%	(17.34)%
Global Technology Portfolio — Service Shares
2002	41,442	2.50	104	0.70%	0.00%	(41.35)%
2001	24,502	4.26	104	0.70%	0.71%	(37.76)%
Growth Portfolio
2002	131,849	16.16	2,131	0.70%	0.00%	(27.02)%
2001	136,402	22.14	3,020	0.70%	0.07%	(25.26)%
Growth Portfolio — Service Shares
2002	30,203	4.49	136	0.70%	0.00%	(27.23)%
2001	21,087	6.17	130	0.70%	0.21%	(25.43)%
International Growth Portfolio
2002	84,814	13.66	1,159	0.70%	0.86%	(26.11)%
2001	95,757	18.49	1,771	0.70%	1.09%	(23.78)%
International Growth Portfolio — Service Shares
2002	28,173	4.87	137	0.70%	0.72%	(26.28)%
2001	17,206	6.61	114	0.70%	0.77%	(23.97)%
Worldwide Growth Portfolio
2002	144,792	19.06	2,760	0.70%	0.89%	(26.02)%
2001	144,970	25.76	3,734	0.70%	0.48%	(22.98)%

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

December 31, 2002

	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
		Unit Value	000s
Type II:
Worldwide Growth Portfolio — Service Shares
2002	48,691	$4.93	$240	0.70%	0.73%	(26.23)%
2001	22,940	6.68	153	0.70%	0.35%	(23.16)%
MFS® Variable Insurance Trust:
MFS® Investors Growth Stock Series — Service Class Shares
2002	23,388	4.67	109	0.70%	0.00%	(28.22)%
2001	11,383	6.50	74	0.70%	0.01%	(25.36)%
MFS® Investors Trust Series — Service Class Shares
2002	13,017	6.34	83	0.70%	0.40%	(21.71)%
2001	8,997	8.09	73	0.70%	0.09%	(16.69)%
MFS® New Discovery Series — Service Class Shares
2002	21,603	5.74	124	0.70%	0.00%	(32.28)%
2001	7,898	8.48	67	0.70%	0.00%	(5.92)%
MFS® Utilities Series — Service Class Shares
2002	37,194	5.59	208	0.70%	2.24%	(23.44)%
2001	25,912	7.30	189	0.70%	2.12%	(24.98)%
Oppenheimer Variable Account Funds:
Oppenheimer Aggressive Growth Fund/VA
2002	19,975	35.72	714	0.70%	0.68%	(28.30)%
2001	19,988	49.81	996	0.70%	0.96%	(31.75)%
Oppenheimer Bond Fund/VA
2002	24,687	28.41	701	0.70%	7.07%	8.32%
2001	20,879	26.23	548	0.70%	6.40%	7.03%
Oppenheimer Capital Appreciation Fund/VA
2002	28,174	45.61	1,285	0.70%	0.62%	(27.37)%
2001	28,225	62.80	1,773	0.70%	0.62%	(13.19)%
Oppenheimer Global Securities Fund/VA — Service Shares
2002	38,218	6.47	247	0.70%	0.43%	(22.91)%
2001	21,714	8.40	182	0.70%	0.14%	(12.79)%
Oppenheimer High Income Fund/VA
2002	32,150	33.25	1,069	0.70%	10.58%	(3.08)%
2001	34,909	34.30	1,197	0.70%	10.05%	1.25%
Oppenheimer Main Street Growth & Income Fund/VA — Service Shares
2002	49,197	6.44	317	0.70%	0.47%	(19.60)%
2001	21,746	8.01	174	0.70%	0.04%	(10.91)%
Oppenheimer Multiple Strategies Fund/VA
2002	12,634	33.15	419	0.70%	3.62%	(11.03)%
2001	11,900	37.25	443	0.70%	3.71%	(10.91)%
PBHG Insurance Series Fund, Inc.:
PBHG Growth II Portfolio
2002	49,673	7.64	380	0.70%	0.00%	(30.92)%
2001	45,469	11.07	503	0.70%	0.00%	(40.89)%

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

December 31, 2002

	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
		Unit Value	000s
Type II:
PBHG Large Cap Growth Portfolio
2002	28,295	$12.24	$346	0.70%	0.00%	(29.81)%
2001	27,510	17.44	480	0.70%	0.00%	(28.79)%
PIMCO Variable Insurance Trust:
Foreign Bond Portfolio — Administrative Class Shares
2002	2,535	11.88	30	0.70%	3.38%	7.43%
2001	723	11.06	8	0.70%	3.20%	6.84%
High Yield Portfolio — Administrative Class Shares
2002	14,509	9.77	142	0.70%	7.40%	(1.88)%
2001	4,802	9.96	48	0.70%	6.63%	1.63%
Long-Term U.S. Government Portfolio — Administrative Class Shares
2002	36,158	13.27	480	0.70%	4.05%	16.76%
2001	8,682	11.36	99	0.70%	3.84%	5.11%
Total Return Portfolio — Administrative Class Shares
2002	51,433	12.09	622	0.70%	3.73%	8.31%
2001	10,197	11.16	114	0.70%	3.53%	7.61%
Rydex Variable Trust:
OTC Fund
2002	14,577	2.53	37	0.70%	0.00%	(39.28)%
2001	5,028	4.17	21	0.70%	0.00%	(35.63)%
Salomon Brothers Variable Series Funds Inc:
Investors Fund
2002	23,590	11.22	265	0.70%	1.09%	(23.59)%
2001	31,874	14.68	468	0.70%	0.84%	(4.82)%
Strategic Bond Fund
2002	29,849	12.49	373	0.70%	5.64%	8.08%
2001	22,290	11.56	258	0.70%	5.91%	6.17%
Total Return Fund
2002	6,005	10.44	63	0.70%	1.74%	(7.52)%
2001	3,259	11.29	37	0.70%	3.41%	(1.50)%
Van Kampen Life Investment Trust:
Comstock Portfolio — Class II Shares
2002	56	8.09	1	0.70%	0.00%	(19.11)%
Emerging Growth Portfolio — Class II Shares
2002	13	7.30	1	0.70%	0.00%	(26.96)%

Type III:
AIM Variable Insurance Funds:
AIM V.I. Capital Appreciation Fund — Series I Shares
2002	363	7.96	3	0.00%	0.00%	(20.36)%
AIM V.I. Growth Fund — Series I Shares
2002	450	7.43	3	0.00%	0.00%	(25.71)%
AIM V.I. Premier Equity Fund — Series I Shares
2002	704	7.59	5	0.00%	0.46%	(24.08)%

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

December 31, 2002

	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type III:		Unit Value	000s
Alliance Variable Products Series Fund, Inc.:
Growth and Income Portfolio — Class B
2002	10,029	$8.36	$84	0.00%	0.56%	(16.38)%
Premier Growth Portfolio — Class B
2002	194	7.72	1	0.00%	0.00%	(22.81)%
Quasar Portfolio — Class B
2002	165	7.34	1	0.00%	0.00%	(26.62)%
Dreyfus:
Dreyfus Investment Portfolios-Emerging Markets Portfolio — Initial Shares
2002	325	9.72	3	0.00%	1.62%	(2.84)%
The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares
2002	351	7.48	3	0.00%	0.31%	(25.24)%
Federated Insurance Series:
Federated High Income Bond Fund II — Service Shares
2002	163	10.02	2	0.00%	6.71%	.19%
Federated International Small Company Fund II
2002	246	8.43	2	0.00%	0.00%	(15.65)%
Fidelity Variable Insurance Products Fund (“VIP”):
VIP Equity-Income Portfolio — Service Class 2
2002	1,929	8.71	17	0.00%	1.09%	(12.91)%
VIP Growth Portfolio — Service Class 2
2002	6,754	7.35	50	0.00%	0.10%	(26.46)%
Fidelity Variable Insurance Products Fund II (“VIP II”):
VIP II Contrafund® Portfolio — Service Class 2
2002	3,128	9.24	29	0.00%	0.51%	(7.57)%
Fidelity Variable Insurance Products Fund III (“VIP III”):
VIP III Growth & Income Portfolio — Service Class 2
2002	282	8.79	2	0.00%	1.18%	(12.07)%
VIP III Mid Cap Portfolio — Service Class 2
2002	1,364	9.15	12	0.00%	0.43%	(8.47)%
GE Investments Funds, Inc.:
Income Fund
2002	1,504	10.75	16	0.00%	5.18%	7.52%
Mid-Cap Value Equity Fund
2002	3,962	8.81	35	0.00%	0.92%	(11.91)%
Money Market Fund
2002	3,924	10.13	40	0.00%	1.46%	1.30%
Premier Growth Equity Fund
2002	982	8.16	8	0.00%	0.05%	(18.37)%
S&P 500® Index Fund
2002	6,520	8.17	53	0.00%	1.32%	(18.28)%
Small-Cap Value Equity Fund
2002	6,241	8.81	55	0.00%	0.35%	(11.87)%
U.S. Equity Fund
2002	1,364	8.41	11	0.00%	0.89%	(15.89)%

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

December 31, 2002

	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type III:		Unit Value	000s
Value Equity Fund
2002	2,416	$8.52	$21	0.00%	1.11%	(14.82)%
Janus Aspen Series:
Aggressive Growth Portfolio — Service Shares
2002	2,722	8.17	22	0.00%	0.00%	(18.35)%
Balanced Portfolio — Service Shares
2002	2,179	9.52	21	0.00%	2.28%	(4.75)%
Capital Appreciation Portfolio — Service Shares
2002	3,788	8.92	34	0.00%	0.32%	(10.77)%
Global Life Sciences Portfolio — Service Shares
2002	284	7.53	2	0.00%	0.00%	(24.69)%
Global Technology Portfolio — Service Shares
2002	332	6.46	2	0.00%	0.00%	(35.39)%
Growth Portfolio — Service Shares
2002	111	7.83	1	0.00%	0.00%	(21.73)%
International Growth Portfolio – Service Shares
2002	5,541	8.13	45	0.00%	0.72%	(18.75)%
Worldwide Growth Portfolio — Service Shares
2002	3,116	8.08	25	0.00%	0.73%	(19.15)%
MFS® Variable Insurance Trust:
MFS® Investors Growth Stock Series — Service Class Shares
2002	423	7.79	3	0.00%	0.00%	(22.07)%
MFS® Investors Trust Series — Service Class Shares
2002	83	8.31	1	0.00%	0.40%	(16.92)%
MFS® New Discovery Series — Service Class Shares
2002	3,471	7.31	25	0.00%	0.00%	(26.90)%
MFS® Utilities Series — Service Class Shares
2002	299	8.73	3	0.00%	2.24%	(12.68)%
Oppenheimer Variable Account Funds:
Oppenheimer Global Securities Fund/VA — Service Shares
2002	1,860	8.14	15	0.00%	0.43%	(18.58)%
Oppenheimer Main Street Growth & Income Fund/VA —Service Shares
2002	3,101	8.42	26	0.00%	0.47%	(15.79)%
PIMCO Variable Insurance Trust:
Foreign Bond Portfolio — Administrative Class Shares
2002	242	10.69	3	0.00%	3.38%	6.93%
High Yield Portfolio — Administrative Class Shares
2002	4,601	9.86	45	0.00%	7.40%	(1.43)%
Long-Term U.S. Government Portfolio — Administrative Class Shares
2002	878	11.40	10	0.00%	4.05%	14.05%
Total Return Portfolio — Administrative Class Shares
2002	18,200	10.72	195	0.00%	3.73%	7.23%
Rydex Variable Trust:
OTC Fund
2002	36	6.61	1	0.00%	0.00%	(33.89)%

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

December 31, 2002

	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type III:		Unit Value	000s
Van Kampen Life Investment Trust:
Comstock Portfolio — Class II Shares
2002	437	$8.13	$4	0.00%	0.00%	(18.73)%
Emerging Growth Portfolio — Class II Shares
2002	20	7.34	1	0.00%	0.00%	(26.62)%

GE LIFE AND ANNUITY ASSURANCE COMPANY

Financial Statements

Year ended December 31, 2002

(With Independent Auditors’ Report Thereon)

GE LIFE AND ANNUITY ASSURANCE COMPANY

December 31, 2002

INDEPENDENT AUDITORS’ REPORT

The Board of Directors

GE Life and Annuity Assurance Company:

We have audited the accompanying consolidated balance sheets of GE Life and Annuity Assurance Company and subsidiary as of December 31, 2002 and 2001, and the related consolidated statements of income, shareholders’ interest, and cash flows for each of the years in the three-year period ended December 31, 2002. These consolidated financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of GE Life and Annuity Assurance Company and subsidiary as of December 31, 2002 and 2001, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2002, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Notes 1 and 4 to the consolidated financial statements, the Company changed its method of accounting for goodwill and other intangible assets in 2002.

As discussed in Notes 1 and 10 to the consolidated financial statements, the Company changed its method of accounting for derivative instruments and hedging activities in 2001.

Richmond, Virginia

February 7, 2003

F-1

GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

Consolidated Balance Sheets

(Dollar amounts in millions, except per share amounts)

	December 31,
	2002	2001
Assets
Investments:
Fixed maturities available-for-sale, at fair value	$10,049.0	$10,539.6
Equity securities available-for-sale, at fair value
Common stock	21.3	20.6
Preferred stock, non-redeemable	3.6	17.2
Mortgage loans, net of valuation allowance of $8.9 and $18.2 at December 31, 2002 and December 31, 2001, respectively	1,034.7	938.8
Policy loans	123.9	109.4
Short-term investments	278.0	40.5
Other invested assets	80.5	113.0

Total investments	11,591.0	11,779.1
Cash and cash equivalents	—	—
Accrued investment income	160.4	208.4
Deferred acquisition costs	827.2	853.8
Goodwill	107.4	107.4
Intangible assets	207.7	255.9
Reinsurance recoverable	174.4	151.1
Other assets	97.2	112.7
Separate account assets	7,182.8	8,994.3

Total assets	$20,348.1	$22,462.7

Liabilities and Shareholders’ Interest
Liabilities:
Future annuity and contract benefits	$10,771.5	$10,975.3
Liability for policy and contract claims	240.4	189.0
Other policyholder liabilities	208.1	91.4
Accounts payable and accrued expenses	136.2	555.0
Deferred income tax liability	104.9	75.5
Separate account liabilities	7,182.8	8,994.3

Total liabilities	18,643.9	20,880.5

Shareholders’ interest:
Net unrealized investment losses	(12.0)	(17.4)
Derivatives qualifying as hedges	2.3	(8.1)

Accumulated non-owner changes in equity	(9.7)	(25.5)
Preferred stock, Series A ($1,000 par value, $1,000 redemption and liquidation value, 200,000 shares authorized, 120,000 shares issued and outstanding)	120.0	120.0
Common stock ($1,000 par value, 50,000 shares authorized, 25,651 shares issued and outstanding)	25.6	25.6
Additional paid-in capital	1,050.7	1,050.7
Retained earnings	517.6	411.4

Total shareholders’ interest	1,704.2	1,582.2

Total liabilities and shareholders’ interest	$20,348.1	$22,462.7

See Notes to Consolidated Financial Statements.

F-2

GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

Consolidated Statements of Income

(Dollar amounts in millions)

	Years Ended December 31,
	2002	2001	2000
Revenues:
Net investment income	$600.2	$698.9	$708.9
Net realized investment gains	55.3	29.1	4.3
Premiums	105.3	108.4	116.3
Cost of insurance	125.8	126.1	126.0
Variable product fees	113.9	131.1	148.7
Other income	44.9	40.8	49.2

Total revenues	1,045.4	1,134.4	1,153.4

Benefits and expenses:
Interest credited	462.1	533.8	532.6
Benefits and other changes in policy reserves	178.2	182.3	223.6
Commissions	112.1	162.7	229.3
General expenses	103.5	128.7	124.4
Amortization of intangibles, net	35.9	52.5	45.2
Change in deferred acquisition costs, net	(5.1)	(125.3)	(237.7)

Total benefits and expenses	886.7	934.7	917.4

Income before income taxes and cumulative effect of change in accounting principle	158.7	199.7	236.0
Provision for income taxes	42.9	70.1	72.9

Income before cumulative effect of change in accounting principle	115.8	129.6	163.1
Cumulative effect of change in accounting principle, net of tax	—	(5.7)	—

Net income	$115.8	$123.9	$163.1

See Notes to Consolidated Financial Statements.

F-3

GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

Consolidated Statements of Shareholders’ Interest

(Dollar amounts in millions, except per share amounts)

	Preferred Stock		Common Stock		Additional Paid-In Capital	Accumulated Non-owner Changes In Equity	Retained Earnings	Total Shareholders’ Interest
	Share	Amount	Share	Amount
Balances at January 1, 2000	120,000	$120.0	25,651	$25.6	$1,050.7	$(134.2)	$143.6	$1,205.7
Changes other than transactions with shareholders:
Net income	—	—	—	—	—	—	163.1	163.1
Net unrealized gains on investment securities (a)	—	—	—	—	—	115.5	—	115.5

Total changes other than transactions with shareholders								278.6

Cash dividend declared and paid	—	—	—	—	—	—	(9.6)	(9.6)

Balances at December 31, 2000	120,000	120.0	25,651	25.6	1,050.7	(18.7)	297.1	1,474.7

Changes other than transactions with shareholders:
Net income	—	—	—	—	—	—	123.9	123.9
Net unrealized gains on investment securities (a)	—	—	—	—	—	1.3	—	1.3
Cumulative effect on shareholders’ interest of adopting SFAS 133(b)	—	—	—	—	—	(7.8)	—	(7.8)
Derivatives qualifying as hedges (c)	—	—	—	—	—	(0.3)	—	(0.3)

Total changes other than transactions with shareholders								117.1

Cash dividends declared and paid	—	—	—	—	—	—	(9.6)	(9.6)

Balances at December 31, 2001	120,000	120.0	25,651	25.6	1,050.7	(25.5)	411.4	1,582.2

Changes other than transactions with shareholders:
Net income	—	—	—	—	—	—	115.8	115.8
Net unrealized gains on investment securities (a)	—	—	—	—	—	5.4	—	5.4
Derivatives qualifying as hedges (c)	—	—	—	—	—	10.4	—	10.4

Total changes other than transactions with shareholders								131.6

Cash dividends declared and paid	—	—	—	—	—	—	(9.6)	(9.6)

Balances at December 31, 2002	120,000	$120.0	25,651	$25.6	$1,050.7	$(9.7)	$517.6	$1,704.2

(a)	Presented net of deferred taxes of $(1.8), $0 , and $(61.8) in 2002, 2001 and 2000, respectively.
(b)	Presented net of deferred taxes of $4.4.
(c)	Presented net of deferred taxes of $(5.9) and $0.2 in 2002 and 2001, respectively.

See Notes to Consolidated Financial Statements.

F-4

GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

Consolidated Statements of Cash Flows

(Dollar amounts in millions)

	Years Ended December 31,
	2002	2001	2000
Cash flows from operating activities:
Net income	$115.8	$123.9	$163.1

Adjustments to reconcile net income to net cash provided by operating activities:
Cumulative effect of change in accounting principles, net of tax	—	5.7	—
Change in future policy benefits	373.2	434.0	539.6
Net realized investments gains	(55.3)	(29.1)	(4.3)
Amortization of investment premiums and discounts	29.9	6.8	(3.4)
Amortization of intangibles, net	35.9	52.5	45.2
Deferred income tax expense net	21.8	51.1	94.5
Change in certain assets and liabilities:
Decrease (increase) in:
Accrued investment income	48.0	7.5	(25.7)
Deferred acquisition costs	(5.1)	(125.3)	(237.7)
Other assets, net	6.6	(47.5)	186.7
Increase (decrease) in:
Policy and contract claims	27.9	39.7	25.5
Other policyholder liabilities	117.0	(71.5)	26.8
Accounts payable and accrued expenses	(380.4)	107.5	190.5

Total adjustments	219.5	431.4	837.7

Net cash provided by operating activities	335.3	555.3	1,000.8

Cash flows from investing activities:
Short term investment activity, net	(237.5)	(22.9)	(17.6)
Proceeds from sales and maturities of investment securities and other invested assets	6,087.4	3,904.1	1,997.0
Principal collected on mortgage and policy loans	151.2	332.6	102.1
Purchases of investment securities and other invested assets	(5,464.1)	(5,182.8)	(3,047.2)
Mortgage loan originations and increase in policy loans	(252.8)	(167.9)	(437.4)

Net cash provided by (used in) investing activities	284.2	(1,136.9)	(1,403.1)

Cash flows from financing activities:
Proceeds from issuance of investment contracts	3,116.8	4,120.9	5,274.4
Redemption and benefit payments on investment contracts	(3,694.3)	(3,566.0)	(4,946.8)
Proceeds from short-term borrowings	388.4	301.1	1,092.3
Payments on short-term borrowings	(420.8)	(336.2)	(1,006.6)
Cash dividends to shareholders	(9.6)	(9.6)	(9.6)

Net cash (used in) provided by financing activities	(619.5)	510.2	403.7

Net increase (decrease) in cash and cash equivalents	—	(71.4)	1.4
Cash and cash equivalents at beginning of year	—	71.4	70.0

Cash and cash equivalents at end of year	$—	$—	$71.4

See Notes to Consolidated Financial Statements.

F-5

GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

Notes to Consolidated Financial Statements

Years Ended December 31, 2002, 2001 and 2000

(Dollar amounts in millions)

(1) Summary of Significant Accounting Policies

(a)	Principles of Consolidation

The accompanying consolidated financial statements include the historical operations and accounts of GE Life and Annuity Assurance Company (“GELAAC”) and its subsidiary, Assigned Settlement, Inc. All significant intercompany accounts and transactions have been eliminated in consolidation.

The majority of GELAAC’s outstanding common stock is owned by General Electric Capital Assurance Company (“GECA”). GECA is an indirect wholly-owned subsidiary of GE Financial Assurance Holdings, Inc. (“GEFAHI”), which was an indirect wholly-owned subsidiary of General Electric Capital Corporation (“GECC”). GECC is a wholly-owned subsidiary of General Electric Capital Services, Inc. (“GE Capital Services”) at December 31, 2002, which in turn is wholly owned, directly or indirectly, by General Electric Company.

(b)	Basis of Presentation

These consolidated financial statements have been prepared on the basis of accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and related disclosures. Actual results could differ from those estimates. Certain prior year amounts have been reclassified to conform to the current year presentation.

(c)	Products

Our product offerings are divided along two major segments of consumer needs: (i) Wealth Accumulation and Transfer and (ii) Lifestyle Protection and Enhancement.

Wealth Accumulation and Transfer products are investment vehicles and insurance contracts intended to increase the policyholder’s wealth, transfer wealth to beneficiaries, or provide a means for replacing the income of the insured in the event of premature death. Our principal product lines under the Wealth Accumulation and Transfer segment are deferred annuities (fixed or variable), life insurance (universal, variable, and interest sensitive), and institutional stable value products.

Lifestyle Protection and Enhancement products are intended to protect accumulated wealth and income from the financial drain of unforeseen events. Our principal product line under the Lifestyle Protection and Enhancement segment is Medicare supplemental insurance.

We distribute our products through two primary channels: intermediaries (such as brokerage general agencies, banks, securities brokerage firms, financial planning firms, accountants, affluent market producers, and specialized brokers) and career or dedicated sales forces, who distribute certain of our products on an exclusive basis, some of whom are not our employees. Approximately 26%, 30%, and 25% of our sales of variable products in 2002, 2001, and 2000, respectively, have been through two specific national stock brokerage firms. Loss of all or a substantial portion of the business provided by these stock brokerage firms could have a material adverse effect on our business and operations. We do not believe, however, that the loss of such business would have a long-term adverse effect because of our competitive position in the marketplace, the availability of business from other distributors, and our mix of other products.

F-6

GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

Notes to Consolidated Financial Statements

Years Ended December 31, 2002, 2001 and 2000

(Dollar amounts in millions)

We offer insurance products throughout the United States of America (except New York). Approximately 20%, 17%, and 18% of premium and annuity consideration collected, in 2002, 2001, and 2000, respectively, came from customers residing in the South Atlantic region of the United States; approximately 16%, 23%, and 24% of premium and annuity consideration collected, in 2002, 2001, and 2000, respectively, came from customers residing in the Mid-Atlantic region of the United States; and approximately 11%, 13%, and 9% of premium and annuity consideration collected, in 2002, 2001, and 2000, respectively, came from customers residing in California.

(d)	Revenues

Investment income is recorded when earned. Realized investment gains and losses are calculated on the basis of specific identification. Premiums on long-duration insurance products are recognized as earned when due or, in the case of life contingent annuities, when the contracts are issued. Premiums received under institutional stable value products; annuity contracts without significant mortality risk, and universal life products are not reported as revenues but as deposits and included in liabilities for future annuity and contract benefits. Cost of insurance is charged to universal life policyholders based upon at risk amounts and is recognized as revenue when due. Variable product fees are charged to variable annuity and variable life policyholders based upon the daily net assets of the policyholders’ account values, and are recognized as revenue when charged. Other income consists primarily of surrender charges on certain policies. Surrender charges are recognized as income when the policy is surrendered.

(e)	Cash and Cash Equivalents

Certificates, money market funds, and other time deposits with original maturities of less than 90 days are considered cash equivalents in the Consolidated Balance Sheets and Consolidated Statements of Cash Flows. Items with maturities greater than 90 days but less than a year are included in short term investments.

(f)	Investment Securities

We have designated our fixed maturities (bonds) and our equity securities (common and non-redeemable preferred stock) as available-for-sale. The fair value for regularly traded fixed maturities and equity securities is based on quoted market prices. For fixed maturities not regularly traded, fair values are estimated using values obtained from independent pricing services or discounted expected cash flows using current market rates commensurate with credit quality and maturity of the investments, as applicable.

Changes in the fair values of investments available-for-sale, net of the effect on deferred acquisition costs, present value of future profits, and deferred income taxes are reflected as unrealized investment gains or losses in a separate component of shareholders’ interest and, accordingly, have no effect on net income. Investment securities are regularly reviewed for impairment based on criteria that include the extent to which cost exceeds fair value, the duration of the market decline, and the financial health of specific prospects for the issuer. Unrealized losses that are considered other than temporary are recognized in earnings through an adjustment to the amortized cost basis of the underlying securities.

We engage in certain securities lending transactions, which require the borrower to provide collateral, primarily consisting of cash and government securities, on a daily basis, in amounts equal to or exceeding 102% of the fair value of the applicable securities loaned.

Investment income on mortgage-backed and asset-backed securities is initially based upon yield, cash flow, and prepayment assumptions at the date of purchase. Subsequent revisions in those assumptions are recorded using the retrospective method, whereby the amortized cost of the securities is adjusted to the amount that would have existed had the revised assumptions been in place at the date of purchase. The adjustments to amortized cost are recorded as a charge or credit to investment income.

F-7

GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

Notes to Consolidated Financial Statements

Years Ended December 31, 2002, 2001 and 2000

(Dollar amounts in millions)

Mortgage and policy loans are stated at their unpaid principal balance. Mortgage loans are stated net of an allowance for estimated uncollectible amounts. The allowance for losses is determined primarily on the basis of management’s best estimate of probable losses, including specific allowances for known troubled loans, if any. Write-downs and the change in reserves are included in net realized investment gains and losses in the Consolidated Statements of Income.

Short-term investments, are stated at amortized cost which approximates fair value. Equity securities (including seed money for new mutual fund portfolios) are stated at fair value. Investments in limited partnerships are generally accounted for under the equity method of accounting. Real estate is included in other invested assets is stated, generally, at cost less accumulated depreciation. Other long-term investments are stated generally at amortized cost.

(g)	Deferred Acquisition Costs

Acquisition costs include costs and expenses, which vary with and are primarily related to the acquisition of insurance and investment contracts.

Acquisition costs include first-year commissions in excess of recurring renewal commissions, certain support costs such as underwriting and policy issue costs, and the bonus feature of certain variable annuity products. For investment and universal life type contracts, amortization is based on the present value of anticipated gross profits from investments, interest credited, surrender and other policy charges, and mortality and maintenance expenses. Amortization is adjusted retroactively when current estimates of future gross profits to be realized are revised. For other long-duration insurance contracts, the acquisition costs are amortized in relation to the estimated benefit payments or the present value of expected future premiums.

Deferred acquisition costs are reviewed to determine if they are recoverable from future income, including investment income and, if not considered recoverable, are charged to expense.

(h)	Intangible Assets

Present Value of Future Profits - In conjunction with our acquisitions, a portion of the purchase price is assigned to the right to receive future gross profits arising from existing insurance and investment contracts. This intangible asset, called present value of future profits (“PVFP”), represents the actuarially determined present value of the projected future cash flows from the acquired policies.

PVFP is amortized, net of accreted interest, in a manner similar to the amortization of deferred acquisition costs. Interest accretes at rates credited to policyholders on underlying contracts. Recoverability of PVFP is evaluated periodically by comparing the current estimate of expected future gross profits to the unamortized asset balance. If such a comparison indicates that the expected gross profits will not be sufficient to recover PVFP, the difference is charged to expense.

PVFP is further adjusted to reflect the impact of unrealized gains or losses on fixed maturities classified as available for sale in the investment portfolios. Such adjustments are not recorded in our net income but rather as a credit or charge to shareholders’ interest, net of applicable income tax.

F-8

GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

Notes to Consolidated Financial Statements

Years Ended December 31, 2002, 2001 and 2000

(Dollar amounts in millions)

Goodwill - As of January 1, 2002, we adopted Statement of Financial Accounting Standard No. 142, Goodwill and Other Intangible Assets (SFAS 142). Under SFAS 142, goodwill is no longer amortized but is tested for impairment using a fair value approach, at the “reporting unit” level. A reporting unit is the operating segment, or business one level below that operating segment (the “component” level) if discrete financial information is prepared and regularly reviewed by management at the component level. We recognize an impairment charge for any amount by which the carrying amount of a report unit’s goodwill exceeds its fair value. We used discounted cash flows to establish fair values. When available and as appropriate, we used comparative market multiples to corroborate discounted cash flow results. When a business within a reporting unit is disposed of, goodwill is allocated to the gain or loss on disposal using the relative fair value methodology.

We amortize the costs of other intangibles over their estimated useful lives unless such lives are deemed indefinite. Amortizable intangible assets are tested for impairment based on undiscounted cash flows and, if impaired, written down to fair value based on either discounted cash flows or appraised values. Intangible assets with indefinite lives are tested for impairment and written down to fair value as required.

Before December 31, 2001, we amortized goodwill over our estimated period of benefit on a straight-line basis; we amortized other intangible assets on appropriate bases over their estimated lives. No amortization period exceeded 40 years. When an intangible asset’s carrying value exceeded associated expected operating cash flows, we considered it to be impaired and wrote it down to fair value, which we determined based on either discounted future cash flows or appraised values.

Software - Costs incurred for internally developed and purchased software are capitalized after technological feasibility is established. Capitalization ceases when the software is ready for its intended use and is amortized over a period of 3 to 5 years.

(i)	Income Taxes

We file a consolidated life insurance federal income tax return with our parent, GECA and its life insurance affiliates. The method of income tax allocation is subject to written agreement authorized by the Board of Directors. Allocation is based on the separate return liabilities with offsets for losses and credits utilized to reduce current consolidated tax liability. Intercompany tax balances are settled quarterly, with a final settlement after filing of the federal income tax return.

Deferred income taxes have been provided for the effects of temporary differences between financial reporting and tax bases of assets and liabilities and have been measured using the enacted marginal tax rates and laws that are currently in effect.

(j)	Reinsurance

Premium revenue, benefits, underwriting, acquisition, and insurance expenses are reported net of the amounts relating to reinsurance ceded to other companies. Amounts due from reinsurers for incurred and estimated future claims are reflected in the reinsurance recoverable asset. The cost of reinsurance is accounted for over the terms of the related treaties using assumptions consistent with those used to account for the underlying reinsured policies.

(k)	Future Annuity and Contract Benefits

Future annuity and contract benefits consist of the liability for investment contracts, insurance contracts and accident and health contracts. Investment contract liabilities are generally equal to the policyholder’s current

F-9

GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

Notes to Consolidated Financial Statements

Years Ended December 31, 2002, 2001 and 2000

(Dollar amounts in millions)

account value. The liability for insurance and accident and health contracts is calculated based upon actuarial assumptions as to mortality, morbidity, interest, expense, and withdrawals, with experience adjustments for adverse deviation where appropriate.

(l)	Liability for Policy and Contract Claims

The liability for policy and contract claims represents the amount needed to provide for the estimated ultimate cost of settling claims relating to insured events that have occurred on or before the end of the respective reporting period. The estimated liability includes requirements for future payments of (a) claims that have been reported to the insurer, and (b) claims related to insured events that have occurred but that have not been reported to the insurer as of the date the liability is estimated, and (c) claim adjustment expenses. Claim adjustment expenses include costs incurred in the claim settlement process such as legal fees and costs to record, process, and adjust claims.

(m)	Separate Accounts

The separate account assets and liabilities represent funds held, and the related liabilities for, the exclusive benefit of the variable annuity contract holders and variable life policyholders. We receive mortality risk and expense fees and administration charges from the variable mutual fund portfolios in the separate accounts. The separate account assets are carried at fair value and are equal to the liabilities that represent the policyholders’ equity in those assets.

We have periodically transferred capital to the separate accounts to provide for the initial purchase of investments in new mutual fund portfolios. As of December 31, 2002, approximately $20.0 of our other invested assets related to our capital investments in the separate accounts.

(n)	Accounting Changes

Under SFAS 142, goodwill is no longer amortized but is tested for impairment using a fair value methodology. We stopped amortizing goodwill effective January 1, 2002.

Under SFAS 142, we were required to test all existing goodwill for impairment as of January 1, 2002, on a “reporting unit” basis. No goodwill impairment charge was taken as a result of our goodwill testing for impairment in accordance with SFAS 142.

At January 1, 2001, we adopted SFAS 133, Accounting for Derivative Instruments and Hedging Activities, as amended. Under SFAS 133 all derivative instruments (including certain derivative instruments embedded in other contracts) are recognized in the balance sheet at their fair values and changes in fair value are recognized immediately in earnings, unless the derivatives qualify as hedges of future cash flows the effective portion of changes in fair value is recorded temporarily in equity, then recognized in earnings along with the related effects of the hedged items. Any ineffective portion of hedges is reported in earnings as it occurs. Further information about derivative instruments is provided in Note 10.

F-10

GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

Notes to Consolidated Financial Statements

Years Ended December 31, 2002, 2001 and 2000

(Dollar amounts in millions)

At January 1, 2001, the cumulative effect of adopting this accounting change, was as follows:

	Earnings	Shareholders’ Interest
Adjustment to fair value of derivatives (a)	$(8.7)	$(12.2)
Income tax effects	3.0	4.4

Totals	$(5.7)	$(7.8)

(a)	For earnings effect, amount shown is net of hedged items.

The cumulative effect on shareholders’ interest was primarily attributable to marking to market swap contracts used to hedge variable-rate borrowings. Decreases in the fair values of these instruments were attributable to declines in interest rates since inception of the hedging arrangement. As a matter of policy, we ensure that funding, including the effect of derivatives, of our investment and other financial asset positions are substantially matched in character (e.g., fixed vs. floating) and duration. As a result, declines in the fair values of these effective derivatives are offset by unrecognized gains on the related financing assets and hedged items, and future net earnings will not be subject to volatility arising from interest rate changes.

(o)	Accounting Pronouncements Not Yet Adopted

In January 2003, the FASB issued FIN 46, Consolidation of Variable Interest Entities, which we intend to adopt on July 1, 2003. We do not believe it is reasonably possible that any special purpose entities (“SPEs”), or assets previously sold to qualifying SPEs (“QSPEs”), will be consolidated on our books. Information about our activities with, and exposures to, QSPEs is provided in Note 11.

(2) Investment Securities

(a)	General

For the years ended December 31, 2002, 2001, and 2000 the sources of our investment income were as follows:

	2002	2001	2000
Fixed maturities	$528.8	$615.2	$623.1
Equity securities	0.5	1.7	1.8
Mortgage loans	73.2	80.9	80.0
Policy loans	6.3	7.1	4.6
Other investments	0.9	1.8	6.7

Gross investment income	609.7	706.7	716.2
Investment expenses	(9.5)	(7.8)	(7.3)

Net investment income	$600.2	$698.9	$708.9

F-11

GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

Notes to Consolidated Financial Statements

Years Ended December 31, 2002, 2001 and 2000

(Dollar amounts in millions)

For the years ended December 31, 2002, 2001, and 2000, sales proceeds and gross realized investment gains and losses from the sales of investment securities available-for-sale were as follows:

	2002	2001	2000
Sales proceeds	$4,186.9	$2,663.3	$874.2

Gross realized investments:
Gains	181.1	100.5	29.3
Losses, including impairments (a)	(125.8)	(71.4)	(25.0)

Net realized investments gains	$55.3	$29.1	$4.3

(a) Impairments were $(77.4), $(24.1) and $(12.6) in 2002, 2001 and 2000, respectively.

The additional proceeds from investments presented in our Consolidated Statements of Cash Flows result from principal collected on mortgage and asset-backed securities, maturities, calls, and sinking fund payments.

Net unrealized gains and losses on investment securities and other invested assets classified as available-for-sale are reduced by deferred income taxes and adjustments to PVFP and deferred acquisition costs that would have resulted had such gains and losses been realized. Net unrealized gains and losses on available-for-sale investment securities and other invested assets reflected as a separate component of shareholders’ interest as of December 31, 2002, 2001, and 2000 are summarized as follows:

	2002	2001	2000
Net unrealized gains (losses) on available-for-sale investment securities and other invested assets before adjustments:
Fixed maturities	$18.6	$(41.2)	$(34.4)
Equity securities	4.2	4.6	(1.6)
Other invested assets	(13.9)	(16.4)	(3.2)

Subtotal	8.9	(53.0)	(39.2)

Adjustments to the present value of future profits and deferred acquisitions costs	(29.5)	25.2	10.1
Deferred income taxes	8.6	10.4	10.4

Net unrealized losses on available-for-sale investment securities	$(12.0)	$(17.4)	$(18.7)

The change in the net unrealized gains (losses) on investment securities reported in accumulated non-owner changes in equity is as follows:

	2002	2001	2000
Net unrealized losses on investment securities—beginning of year	$(17.4)	$(18.7)	$(134.2)
Unrealized (losses) gains on investment securities—net of deferred taxes of ($21.2), ($10.2), and ($63.3)	41.3	20.2	118.3
Reclassification adjustments—net of deferred taxes of $19.4, $10.2 and $1.5	(35.9)	(18.9)	(2.8)

Net unrealized losses on investment securities—end of year	$(12.0)	$(17.4)	$(18.7)

At December 31, 2002 and 2001, the amortized cost, gross unrealized gains and losses, and fair values of our fixed maturities and equity securities available-for-sale were as follows:

F-12

GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

Notes to Consolidated Financial Statements

Years Ended December 31, 2002, 2001 and 2000

(Dollar amounts in millions)

2002	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Fixed maturities:
U.S. government and agency	$29.4	$0.6	$(0.2)	$29.8
State and municipal	1.0	—	—	1.0
Non-U.S. government	45.9	1.8	(0.1)	47.6
U.S. corporate	6,063.8	161.5	(207.3)	6,018.0
Non-U.S. corporate	668.7	14.4	(15.9)	667.2
Mortgage-backed	1,973.5	58.1	(3.9)	2,027.7
Asset-backed	1,248.1	18.0	(8.4)	1,257.7

Total fixed maturities	10,030.4	254.4	(235.8)	10,049.0
Common stocks and non-redeemable preferred stocks	20.7	4.2	—	24.9

Total available-for-sale securities	$10,051.1	$258.6	$(235.8)	$10,073.9

2001	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Fixed maturities:
U.S. government and agency	$5.1	$0.1	$—	$5.2
State and municipal	1.2	—	—	1.2
Non-U.S. government	37.0	0.2	(0.5)	36.7
U.S. corporate	5,976.7	93.6	(199.4)	5,870.9
Non-U.S. corporate	819.5	10.5	(18.0)	812.0
Mortgage-backed	2,217.3	50.9	(7.3)	2,260.9
Asset-backed	1,524.0	31.5	(2.8)	1,552.7

Total fixed maturities	10,580.8	186.8	(228.0)	10,539.6
Common stocks and non-redeemable preferred stocks	33.2	4.8	(0.2)	37.8

Total available-for-sale securities	$10,614.0	$191.6	$(228.2)	$10,577.4

The scheduled maturity distribution of the fixed maturity portfolio at December 31, 2002 follows. Expected maturities may differ from scheduled contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized Cost	Fair Value
Due in one year less	$700.3	$698.0
Due one year through five years	2,183.7	2,191.8
Due five years through ten years	2,398.9	2,427.0
Due after ten years	1,525.9	1,446.8

Subtotals	6,808.8	6,763.6
Mortgage-backed securities	1,973.5	2,027.7
Asset-backed securities	1,248.1	1,257.7

Totals	$10,030.4	$10,049.0

F-13

GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

Notes to Consolidated Financial Statements

Years Ended December 31, 2002, 2001 and 2000

(Dollar amounts in millions)

As of December 31, 2002, $1,127.4 of our investments (excluding mortgage and asset-backed securities) were subject to certain call provisions.

As required by law, we have amounts invested, with governmental authorities and banks for the protection of policyholders, of $5.7 and $5.5 as of December 31, 2002 and 2001, respectively.

As of December 31, 2002, approximately 21%, 20%, and 14% of our investment portfolio was comprised of securities issued by the manufacturing, financial, and utilities industries, respectively, the vast majority of which are rated investment grade, and which are senior secured bonds. No other industry group comprises more than 10% of our investment portfolio. This portfolio is widely diversified among various geographic regions in the United States and is not dependent on the economic stability of one particular region.

As of December 31, 2002, we did not hold any fixed maturity securities which exceeded 10% of shareholders’ interest.

The credit quality of the fixed maturity portfolio at December 31, 2002 and 2001 follows. The categories are based on the higher of the ratings published by Standard & Poors or Moody’s.

	2002		2001
	Fair value	Percent	Fair value	Percent
Agencies and treasuries	$199.6	2.0%	$250.5	2.4%
AAA/Aaa	2,801.1	27.9	3,232.4	30.7
AA/Aa	843.6	8.4	841.9	8.0
A/A	2,842.6	28.3	2,432.5	23.1
BBB/Baa	2,170.9	21.6	2,366.6	22.4
BB/Ba	370.7	3.7	346.2	3.3
B/B	99.3	1.0	95.6	0.9
CC and below	19.6	0.2	10.0	0.1
Not rated	701.6	6.9	963.9	9.1

Totals	$10,049.0	100.0%	$10,539.6	100.0%

Bonds with ratings ranging from AAA/Aaa to BBB-/Baa3 are generally regarded as investment grade securities. Some agencies and treasuries (that is, those securities issued by the United States government or an agency thereof) are not rated, but all are considered to be investment grade securities. Finally, some securities, such as private placements, have not been assigned a rating by any rating service and are therefore categorized as “not rated”. This has neither positive nor negative implications regarding the value of the security.

At December 31, 2002 and 2001, there were fixed maturities in default (issuer has missed a coupon payment or entered bankruptcy) with a fair value of $19.1 and $11.7, respectively.

We have limited partnership commitments outstanding of $11.6 and $16.0 at December 31, 2002 and December 31, 2001, respectively.

(b)	Mortgage and Real Estate Portfolio

For the years ended December 31, 2002 and 2001, respectively, we originated $102.1 and $36.0 of mortgages secured by real estate in California, which represents 43% and 25% of our total originations for those years.

F-14

GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

Notes to Consolidated Financial Statements

Years Ended December 31, 2002, 2001 and 2000

(Dollar amounts in millions)

We have certain investment commitments to provide fixed-rate loans. The investment commitments, which would be collateralized by related properties of the underlying investments, involve varying elements of credit and market risk. Investment commitments outstanding at December 31, 2002 and 2001 were $15.3 and $6.7, respectively.

“Impaired” loans are defined under U.S. GAAP as loans for which it is probable that the lender will be unable to collect all amounts due according to the original contractual terms of the loan agreement. That definition excludes, among other things, leases or large groups of smaller-balance homogenous loans, and therefore applies principally to our commercial loans.

Under these principles, we have two types of “impaired” loans: loans requiring allowances for losses (none as of December 31, 2002 and 2001) and loans expected to be fully recoverable because the carrying amount has been reduced previously through charge-offs or deferral of income recognition ($3.7 and $7.6 as of December 31, 2002 and 2001, respectively). Average investment in impaired loans during December 31, 2002, 2001, and 2000 was $5.1, $6.8, and $11.5 and interest income earned on these loans while they were considered impaired was $0.5, $0.9, and $0.8 for the years ended December 31, 2002, 2001, and 2000, respectively.

The following table presents the activity in the allowance for losses during the years ended December 31, 2002, 2001, and 2000:

	2002	2001	2000
Balance at January 1	$18.2	$14.3	$23.3
(Benefit) provision (credited) charged to operations	(9.3)	2.3	(11.1)
Amounts written off, net of recoveries	—	1.6	2.1

Balance at December 31	$8.9	$18.2	$14.3

During 2002 and 2000, as part of its on-going analysis of exposure to losses arising from mortgage loans, we recognized $11.6 and $12.7 reduction in its allowance for losses, respectively.

The allowance for losses on mortgage loans at December 31, 2002, 2001, and 2000 represented 0.8%, 1.9%, and 1.3% of gross mortgage loans, respectively.

There were no non-income producing mortgage loans as of December 31, 2002 and 2001.

(3) Deferred Acquisition Costs

Activity impacting deferred acquisition costs for the years ended December 31, 2002, 2001, and 2000 was as follows:

	2002	2001	2000
Unamortized balance at January 1	$838.2	$712.9	$475.2
Cost deferred	116.3	204.1	304.4
Amortization, net	(111.2)	(78.8)	(66.7)

Unamortized balance at December 31	843.3	838.2	712.9
Cumulative effect of net unrealized investment losses	(16.1)	15.6	2.8

Balance at December 31	$827.2	$853.8	$715.7

F-15

GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

Notes to Consolidated Financial Statements

Years Ended December 31, 2002, 2001 and 2000

(Dollar amounts in millions)

(4) Intangible Assets and Goodwill

At December 31, 2002 and 2001 the gross carrying amount and accumulated amortization of intangibles subject to amortization were as follows:

	2002		2001
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Present Value of Future Profits (“PVFP”)	$541.0	$(352.2)	$564.0	$(319.3)
Capitalized Software	26.8	(8.7)	16.2	(5.9)
All Other	1.3	(0.5)	1.2	(0.3)

Total	$569.1	$(361.4)	$581.4	$(325.5)

(a)	Present Value of Future Profits

The method used by us to value PVFP in connection with acquisitions of life insurance entities is summarized as follows: (1) identify the future gross profits attributable to certain lines of business, (2) identify the risks inherent in realizing those gross profits, and (3) discount those gross profits at the rate of return that we must earn in order to accept the inherent risks.

The following table presents the activity in PVFP for the years ended December 31, 2002, 2001, and 2000:

	2002	2001	2000
Unamortized balance at January 1	$235.1	$278.1	$314.8
Interest accreted as 6.20%, 6.57% and 5.94% for December 31, 2002, 2001, and 2000, respectively	13.2	16.3	17.1
Amortization	(46.1)	(59.3)	(53.8)

Unamortized balance December 31	202.2	235.1	278.1
Cumulative effect of net unrealized investment losses	(13.4)	9.6	7.3

Balance at December 31	$188.8	$244.7	$285.4

The estimated percentage of the December 31, 2002 balance, before the effect of unrealized investment gains or losses, to be amortized over each of the next five years is as follows:

2003	12.5%
2004	10.9%
2005	9.8%
2006	8.5%
2007	7.5%

F-16

GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

Notes to Consolidated Financial Statements

Years Ended December 31, 2002, 2001 and 2000

(Dollar amounts in millions)

(b)	Goodwill

For both December 31, 2002 and 2001, total unamortized goodwill was $107.4 which is shown net of accumulated amortization and adjustments of $43.3. Goodwill amortization was $7.0 for the years ending 2001 and 2000. Under SFAS 142 (effective January 1, 2002), goodwill is no longer amortized but is tested for impairment using a fair value methodology.

As of December 31, 2002 goodwill was comprised of the following:

Wealth Accumulation and Transfer	$85.5
Lifestyle Protection and Enhancement	21.9

Total	$107.4

The effects on earnings excluding such goodwill amortization from 2002, 2001, and 2000 follow.

	2002	2001	2000
Net income as reported	$115.8	$123.9	$163.1

Net income excluding goodwill amortization	$115.8	$130.8	$170.0

(5) Reinsurance

We are involved in both the cession and assumption of reinsurance with other companies. Our reinsurance consists primarily of long-duration contracts that are entered into with financial institutions and related party reinsurance. Although these reinsurance agreements contractually obligate the reinsurers to reimburse us, they do not discharge us from our primary liabilities and we remain liable to the extent that the reinsuring companies are unable to meet their obligations.

In order to limit the amount of loss retention, certain policy risks are reinsured with other insurance companies. The maximum of individual ordinary life insurance normally retained by any one insured with an issue age up to 75 is $1 and for issue ages over 75 is $0.1. Certain accident and health insurance policies are reinsured on either a quota share or excess of loss basis. We also use reinsurance for guaranteed minimum death benefit (“GMDB”) options on our variable annuity products. We do not have significant reinsurance contracts with any one reinsurer that could have a material impact on our results of operations.

Net life insurance in force as of December 31 is summarized as follows:

	2002	2001	2000
Direct life insurance in force	$29.0	$31.3	$32.9
Amounts ceded to other companies	(4.6)	(5.3)	(5.5)
Amounts assumed from other companies	2.1	2.2	2.4

Net premiums	$26.5	$28.2	$29.8

Percentage of amount assumed to net	7.9%	7.8%	8.1%

F-17

GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

Notes to Consolidated Financial Statements

Years Ended December 31, 2002, 2001 and 2000

(Dollar amounts in millions)

The effects of reinsurance on premiums earned for the years ended December 31, 2002, 2001, and 2000 were as follows:

	2002	2001	2000
Direct	$117.9	$128.8	$145.6
Assumed	4.8	3.3	3.3
Ceded	(17.4)	(23.7)	(32.6)

Net premiums earned	$105.3	$108.4	$116.3

Percentage of amount assumed to net	5%	3%	3%

Due to the nature of our insurance contracts, premiums earned approximate premiums written.

Reinsurance recoveries recognized as a reduction of benefits amounted to $42.4, $58.0, and $54.3 for the years ended December 31, 2002, 2001, and 2000, respectively.

(6) Future Annuity and Contract Benefits

(a)	Investment Contracts

Investment contracts are broadly defined to include contracts without significant mortality or morbidity risk. Payments received from sales of investment contracts are recognized by providing a liability equal to the current account value of the policyholder’s contracts. Interest rates credited to investment contracts are guaranteed for the initial policy term with renewal rates determined as necessary by management.

(b)	Insurance Contracts

Insurance contracts are broadly defined to include contracts with significant mortality and/or morbidity risk. The liability for future benefits of insurance contracts is the present value of such benefits less the present value of future net premiums, based on mortality, morbidity, and other assumptions which were appropriate at the time the policies were issued or acquired. These assumptions are periodically evaluated for potential reserve deficiencies. Reserves for cancelable accident and health insurance are based upon unearned premiums, claims incurred but not reported, and claims in the process of settlement. This estimate is based on our experience and the experience of the insurance industry, adjusted for current trends. Any changes in the estimated liability are reflected in income as the estimates are revised.

F-18

GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

Notes to Consolidated Financial Statements

Years Ended December 31, 2002, 2001 and 2000

(Dollar amounts in millions)

The following chart summarizes the major assumptions underlying our recorded liabilities for future annuity and contract benefits:

	Withdraw Assumption	Mortality/ Morbidity Assumption	Interest Rate Assumption	December 31,
				2002	2001
Investment contracts	N/A	N/A	N/A	$8,592.0	$8,788.6
Limited payment contracts	None	(a)	3.0%-12.0%	30.3	17.9
Traditional life insurance contracts	Company Experience	(b)	6.9% grading to 6.5%	316.6	344.2
Universal life type contracts	N/A	N/A	N/A	1,780.8	1,774.9
Accident and health	Company Experience	(c)	7.5% grading to 4.5%	51.8	49.7

Total future annuity and contracts benefits				$10,771.5	$10,975.3

(a)	Either the United States Population Table, 1983 Group Annuitant Mortality Table or 1983 Individual Annuity Mortality Table and Company experience.
(b)	Principally modifications of the 1965-70 or 1975-80 Select and Ultimate Tables and Company experience.
(c)	The 1958 Commissioner’s Standard Ordinary Table, 1964 modified and 1987 Commissioner’s Disability Tables, and Company experience.

(7) Income Taxes

The total provision (benefit) for income taxes for the years ended December 31, 2002, 2001, and 2000 consisted of the following components:

	2002	2001	2000
Current federal income tax	$19.8	$18.2	$(20.8)
Deferred federal income tax	20.8	49.1	90.5

Subtotal-federal income tax	40.6	67.3	69.7

Current state income tax	1.3	0.8	(0.8)
Deferred state income tax	1.0	2.0	4.0

Subtotal-state income tax	2.3	2.8	3.2

Total income tax	$42.9	$70.1	$72.9

F-19

GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

Notes to Consolidated Financial Statements

Years Ended December 31, 2002, 2001 and 2000

(Dollar amounts in millions)

The reconciliation of the federal statutory rate to the effective income tax rate for the years ended December 31, 2002, 2001, and 2000 is as follows:

	2002	2001	2000
Statutory U.S. federal income tax rate	35.0%	35.0%	35.0%
State income tax, net of federal income tax benefit	0.5	0.5	0.5
Non-deductible goodwill amortization	—	1.2	1.0
Dividends-received deduction	(9.1)	(2.9)	(1.7)
Other, net	0.6	1.3	(3.9)

Effective rate	27.0%	35.1%	30.9%

The components of the net deferred income tax liability at December 31, 2002 and 2001 are as follows:

	2002	2001
Assets:
Insurance reserves amounts	$146.8	$161.8
Net unrealized losses on investment securities	8.6	10.4
Net unrealized loss on derivatives	—	5.0

Total deferred income tax asset	155.4	177.2

Liabilities:
Investments	8.1	1.6
Present value of future profits	43.7	47.3
Deferred acquisition costs	203.6	194.6
Other	4.9	9.2

Total deferred income tax liability	260.3	252.7

Net deferred income tax liability	$104.9	$75.5

Based on an analysis of our tax position, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income enabling us to realize remaining deferred tax assets. Accordingly, no valuation allowance for deferred tax assets is deemed necessary.

We received a refund of federal and state taxes of $16.4 and $23.9 for the years ended December 31, 2002 and 2001. We also paid $41.1 for federal and state income taxes for the year ended December 31, 2000.

At December 31, 2002 and 2001, the deferred income tax liability was $260.3 and $252.7, respectively. At December 31, 2002 and 2001, the current income tax liability was $30.3 and $2.1, respectively.

(8) Related Party Transactions

We pay investment advisory fees and other fees to affiliates. Amounts incurred for these items aggregated $36.8, $18.3, and $11.1 for the years ended December 31, 2002, 2001, and 2000, respectively. We charge affiliates for certain services and for the use of facilities and equipment which aggregated $58.4, $68.1, and $55.2, for the years ended December 31, 2002, 2001, and 2000, respectively.

In May 2002, we entered into an investment management agreement with GE Asset Management Incorporated (“GEAM”) under which we paid $8.9 to GEAM as compensation for the investment services.

During 2002, we sold certain assets to an affiliate at a fair value established as if it were an arms-length, third party transaction, which resulted in a gain of $17.6.

F-20

GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

Notes to Consolidated Financial Statements

Years Ended December 31, 2002, 2001 and 2000

(Dollar amounts in millions)

We pay interest on outstanding amounts under a credit funding agreement with GNA Corporation, the parent company of GECA. We have a credit line of $500 with GNA. Interest expense under this agreement was $0.1, $0.6, and $1.1 for the years ended December 31, 2002, 2001, and 2000 respectively. We pay interest at the cost of funds of GNA Corporation, which were 1.95% and 2.8%, as of December 31, 2002 and 2001, respectively. The amounts outstanding as of December 31, 2002 and 2001 were $18.1 and $50.5, respectively, and are included with accounts payable and accrued expenses in the Consolidated Balance Sheets.

F-21

GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

Notes to Consolidated Financial Statements

Years Ended December 31, 2002, 2001 and 2000

(Dollar amounts in millions)

(9) Litigation

We, like other insurance companies, are involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurance companies, substantial damages have been sought and/or material settlement payments have been made. Except for the McBride case described below, the ultimate outcome of which, and any effect on us, cannot be determined at this time, management believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on our Consolidated Financial Statements.

On November 1, 2000, GE Life and Annuity Assurance Company (“GE Life”) was named as a defendant in a lawsuit filed in Georgia state court related to the sale of universal life insurance policies (McBride v. Life Insurance Co. of Virginia dba GE Life and Annuity Assurance Co.). On December 1, 2000, we successfully removed the case to the United States District Court for the Middle District of Georgia. The complaint is brought as a class action on behalf of all persons who purchased certain universal life insurance policies from GE Life and alleges improper sales practices in connection with the sale of universal life policies. No class has been certified. On February 27, 2002, the Court denied us motion for summary judgment. We have vigorously denied liability with respect to the plaintiff’s allegations and the ultimate outcome, and any effect on us, of the McBride litigation cannot be determined at this time.

(10) Fair Value of Financial Instruments

Assets and liabilities that are reflected in the Consolidated Financial Statements at fair value are not included in the following disclosures; such items include cash and cash equivalents, investment securities, separate accounts, and derivative financial instruments. Other financial assets and liabilities – those not carried at fair value – are discussed in the following pages. Apart from certain borrowings and certain marketable securities, few of the instruments discussed below are actively traded and their fair values must be determined using models. Although management has made every effort to develop the fairest representation of fair value for this section, it would be unusual if the estimates could actually have been realized at December 31, 2002 and 2001.

A description of how fair values are estimated follows:

Borrowings. Based on market quotes or comparables.

Mortgage loans. Based on quoted market prices, recent transactions and/or discounted future cash flows, using rates at which similar loans would have been made to similar borrowers.

Investment contract benefits. Based on expected future cash flows, considering expected renewal premiums, claims, refunds and servicing costs, discounted at a current market rate.

All other instruments. Based on comparable market transactions, discounted future cash flows, quoted market prices, and /or estimates of the cost to terminate or otherwise settle obligations.

Information about certain financial instruments that were not carried at fair value at December 31, 2002 and 2001, is summarized as follows:

F-22

GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

Notes to Consolidated Financial Statements

Years Ended December 31, 2002, 2001 and 2000

(Dollar amounts in millions)

	2002				2001
	Assets (Liabilities)				Assets (Liabilities)
	Notional Amount		Carrying Amount	Estimated Fair Value	Notional Amount		Carrying Amount	Estimated Fair Value
Assets:
Mortgage loans	(a	)	$1,034.7	$1,124.7	(a	)	$938.8	$978.4
Other financial instruments	(a	)	1.6	1.6	(a	)	17.8	17.8
Liabilities:
Borrowings and related instruments:
Borrowings	(a	)	(18.1)	(18.1)	(a	)	(50.5)	(50.5)
Investment contract benefits	(a	)	(8,592.0)	(8,711.1)	(a	)	(8,788.6)	(8,868.4)
Other firm commitments:
Ordinary course of business lending commitments	15.3		—	—	6.7		—	—
Commitments to fund limited partnerships	11.6		—	—	16.0		—	—

(a)	These financial instruments do not have notional amounts.

A reconciliation of current period changes for the years ended December 31, 2002 and 2001, net of applicable income taxes in the separate component of shareholders’ interest labeled “derivatives qualifying as hedges”, follows:

	2002	2001
Net Other Comprehensive Income Balances as of January 1	$(8.1)	$(7.8)
Current period decreases in fair value–net	9.2	(0.1)
Reclassification to earnings, net	1.2	(0.2)

Balance at December 31	$2.3	$(8.1)

Hedges of Future Cash Flows

There was less than $0.01 of ineffectiveness reported in the twelve months ended December 31, 2002 and 2001 in fair values of hedge positions. There were no amounts excluded from the measure of effectiveness in the twelve months ended December 31, 2002 and 2001 related to the hedge of future cash flows.

Of the $(7.8) transition adjustment recorded in shareholders’ interest at January 1, 2001, $(0.2), net of income taxes, was reclassified to income during the twelve month period ended December 31, 2001. The $2.3, net of taxes, recorded in shareholders’ interest at December 31, 2002 is expected to be reclassified to future income, contemporaneously with and primarily offsetting changes in interest expense and interest income on floating-rate instruments. Of this amount $0.9, net of income taxes, is expected to be reclassified to earnings over the twelve-month period ending December 31, 2003. Actual amounts may vary from this amount as a result of market conditions. The amount of $1.2 net of income taxes was reclassified to income over the twelve months ended December 31, 2002. No amounts were reclassified to income during the twelve months ended December 31, 2002 and 2001 in connection with forecasted transactions that were no longer considered probable of occurring.

Derivatives Not Designated as Hedges

At December 31, 2002, there were no derivatives that do not qualify for hedge accounting under SFAS 133, as amended.

F-23

GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

Notes to Consolidated Financial Statements

Years Ended December 31, 2002, 2001 and 2000

(Dollar amounts in millions)

(11) Non-controlled Entities

One of the most common forms of off-balance sheet arrangements is asset securitization. We use GE Capital sponsored and third party entities to facilitate asset securitizations. As part of this strategy, management considers the relative risks and returns of our alternatives and predominately uses GE Capital sponsored entities. Management believes these transactions could be readily executed through third party entities at insignificant incremental cost.

The following table summarizes the current balance of assets sold to QSPEs at December 31:

	2002	2001
Receivables-secured by:
Commercial mortgage loans	$162.4	$183.4
Fixed maturities	129.9	—
Other receivables	117.2	129.4

Total receivables	$409.5	$312.8

We evaluate the economic, liquidity and credit risk related to the above SPEs and believe that the likelihood is remote that any such arrangements could have a significant adverse effect on our operations, cash flows, or financial position. Financial support for certain SPE’s is provided under credit support agreements, in which GE Financial Assurance provides limited recourse for a maximum of $119 million of credit losses in qualifying entities. Assets with credit support are funded by demand notes that are further enhanced with support provided by GE Capital. We may record liabilities, for such guarantees based on our best estimate of probable losses. To date, no QSPE has incurred a loss.

Sales of securitized assets to QSPEs result in a gain or loss based on the difference between sales proceeds, the carrying amount of net assets sold, the fair value of servicing rights and retained interests and an allowance for losses. Beneficial interests and recourse obligations related to such sales that are recognized in our financial statements are as follows:

	December 31,
	2002		2001
	Cost	Fair Value	Cost	Fair Value
Beneficial interest	$17.0	$20.9	$13.9	$15.7
Servicing assets	—	—	—	—
Recourse liability	—	—	—	—

Total	$17.0	$20.9	$13.9	$15.7

Beneficial interest. In certain securitization transactions, we retain an interest in transferred assets. Those interests take various forms and may be subject to credit prepayment and interest rate risks.

Servicing assets. Following a securitization transaction, we retain the responsibility for servicing the receivables, and, as such, are entitled to receive an ongoing fee based on the outstanding principal balances of the receivables. There are no servicing assets nor liabilities recorded as the benefits of servicing the assets are adequate to compensate an independent servicer for its servicing responsibilities.

Recourse liability. As described previously, under credit support agreements we provide recourse for credit losses in special purpose entities. We recognize expected credit losses under these agreements.

F-24

GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

Notes to Consolidated Financial Statements

Years Ended December 31, 2002, 2001 and 2000

(Dollar amounts in millions)

Other Non-controlled Entities. We also have certain investments in associated companies for which we provide varying degrees of financial support and are entitled to a share in the results of the entities’ activities. While all of these entities are substantive operating companies, some may need to be evaluated under FIN 46. The types of support we typically provide to these entities consists of credit enhancement, such as debt guarantees, and other contractual arrangements.

(12) Restrictions on Dividends

Insurance companies are restricted by states as to the aggregate amount of dividends they may pay to their parent in any consecutive twelve-month period without regulatory approval. Generally, dividends may be paid out of earned surplus without approval with thirty days prior written notice within certain limits. The limits are generally based on the lesser of 10% of the prior year surplus or prior year net gain from operations. Dividends in excess of the prescribed limits or our earned surplus require formal approval from the Commonwealth of Virginia State Corporation Commission, Bureau of Insurance. Based on statutory results as of December 31, 2002, we are able to distribute $26.1 in dividends in 2003 without obtaining regulatory approval.

We declared and paid dividends of $9.6 for each of the years ended December 31, 2002, 2001, and 2000.

(13) Supplementary Financial Data

We file financial statements with state insurance regulatory authorities and the National Association of Insurance Commissioners (“NAIC”) that are prepared on an accounting basis prescribed by such authorities (statutory basis). Statutory accounting practices differ from U.S. GAAP in several respects, causing differences in reported net income and shareholders’ interest. Permitted statutory accounting practices encompass all accounting practices not so prescribed but that have been specifically allowed by state insurance authorities. We have no permitted accounting practices.

For the years ended December 31, 2002, 2001, and 2000, statutory net (loss) income and statutory capital and surplus is summarized below:

	2002	2001	2000
Statutory net gain from operations	$26.1	$11.9	$70.7
Statutory capital and surplus	$550.7	$584.4	$592.9

The NAIC has adopted Risk Based Capital (“RBC”) requirements to evaluate the adequacy of statutory capital and surplus in relation to risks associated with (i) asset risk, (ii) insurance risk, (iii) interest rate risk, and (iv) business risks. The RBC formula is designated as an early warning tool for the states to identify possible under-capitalized companies for the purpose of initiating regulatory action. In the course of operations, we periodically monitor our RBC level. At December 31, 2002 and 2001 we exceeded the minimum required RBC levels.

(14) Operating Segment Information

We conduct our operations through two business segments: (1) Wealth Accumulation and Transfer, comprised of products intended to increase the policyholder’s wealth, transfer wealth to beneficiaries or provide a means for replacing the income of the insured in the event of premature death, and (2) Lifestyle Protection and Enhancement, comprised of products intended to protect accumulated wealth and income from the financial drain of unforeseen events. See Note (1)(c) for further discussion of our principal product lines within these two segments.

F-25

GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

Notes to Consolidated Financial Statements

Years Ended December 31, 2002, 2001 and 2000

(Dollar amounts in millions)

The following is a summary of industry segment activity for December 31, 2002, 2001, and 2000:

December 31, 2002 – Segment Data	Wealth Accumulation & Transfer	Lifestyle Protection & Enhancement	Consolidated
Net investment income	$597.4	$2.8	$600.2
Net realized investment gains	55.3	—	55.3
Premiums	44.8	60.5	105.3
Other revenues	284.2	0.4	284.6

Total revenues	981.7	63.7	1,045.4

Interest credited, benefits, and other changes in policy reserves	594.5	45.8	640.3
Commissions	99.2	12.9	112.1
Amortization of intangibles	35.2	0.7	35.9
Other operating costs and expenses	90.5	7.9	98.4

Total benefits and expenses	819.4	67.3	886.7

Income before income taxes	$162.3	$(3.6)	$158.7

Provision (benefit) for income taxes	$44.1	$(1.2)	$42.9

Net income (loss)	$118.2	$(2.4)	$115.8

Total assets	$20,181.6	$166.5	$20,348.1

F-26

GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

Notes to Consolidated Financial Statements

Years Ended December 31, 2002, 2001 and 2000

(Dollar amounts in millions)

December 31, 2001 – Segment Data	Wealth Accumulation & Transfer	Lifestyle Protection & Enhancement	Consolidated
Net investment income	$695.8	$3.1	$698.9
Net realized investment gains	29.1	—	29.1
Premiums	48.2	60.2	108.4
Other revenues	297.8	0.2	298.0

Total revenues	1,070.9	63.5	1,134.4

Interest credited, benefits, and other changes in policy reserves	674.1	42.0	716.1
Commissions	147.1	15.6	162.7
Amortizations of intangibles	50.4	2.1	52.5
Other operating costs and expenses	(2.1)	5.5	3.4

Total benefits and expenses	869.5	65.2	934.7

Income (loss) before income taxes and cumulative effect of change in accounting principle	$201.4	$(1.7)	$199.7

Provision (benefit) for income taxes	$70.6	$(0.5)	$70.1

Net income (loss)	$125.1	$(1.2)	$123.9

Total assets	$22,294.7	$168.0	$22,462.7

December 31, 2000 – Segment Data	Wealth Accumulation & Transfer	Lifestyle Protection & Enhancement	Consolidated
Net investment income	$703.5	$5.4	$708.9
Net realized investment gains	4.3	—	4.3
Premiums	55.3	61.0	116.3
Other revenues	316.2	7.7	323.9

Total revenues	1,079.3	74.1	1,153.4

Interest credited, benefits, and other changes in policy reserves	715.3	40.9	756.2
Commissions	212.8	16.5	229.3
Amortization of intangibles	43.0	2.2	45.2
Other operating costs and expenses	(121.2)	7.9	(113.3)

Total benefits and expenses	849.9	67.5	917.4

Income before income taxes	$229.4	$6.6	$236.0

Provision for income taxes	$70.5	$2.4	$72.9

Net income	$158.9	$4.2	$163.1

Total assets	$22,440.7	$171.8	$22,612.5

F-27

GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

Notes to Consolidated Financial Statements

Years Ended December 31, 2002, 2001 and 2000

(Dollar amounts in millions)

(15) Quarterly Financial Data (unaudited)

Summarized quarterly financial data for the years ended December 31, 2002 and 2001 were as follows:

	First Quarter		Second Quarter		Third Quarter		Fourth Quarter
	2002	2001	2002	2001	2002	2001	2002	2001
Net investment income	$154.7	$188.1	$150.4	$174.3	$152.6	$169.1	$142.5	$167.4

Total revenues	$267.2	$302.6	$210.9	$291.7	$279.7	$262.2	$287.6	$277.9

Earnings (loss) before cumulative effect of change in accounting principle (1)	$32.7	$33.1	$(0.4)	$38.3	$24.1	$21.9	$59.4	$36.3

Net income (loss)	$32.7	$27.4	$(0.4)	$38.3	$24.1	$21.9	$59.4	$36.3

(1)	See note 1 (n) of the Consolidated Financial Statements.

F-28

PART C:    OTHER INFORMATION

Item 27.    Exhibits

(a)(1)(A)	Resolution of the Board of Directors of The Life Insurance Company of Virginia authorizing the establishment of Separate Account II. Previously filed as Exhibit (1)(a) on May 1, 1998 with Post-Effective Amendment No. 15 to Form S-6 for Life of Virginia Separate Account II, Registration No. 033-09651.

(a)(1)(B)	Resolution of Board of Directors of GE Life and Annuity Assurance Company authorizing changing the name of Life of Virginia Separate Account II to GE Life and Annuity Separate Account II. Previously filed as Exhibit (1)(a)(i) on April 30, 1999 with Post Effective Amendment No. 2 to Form S-6 for GE Life & Annuity Separate Account II, Registration No. 333-32071.

(a)(2)	Resolution of the Board of Directors of Life of Virginia authorizing the addition of subaccounts to Separate Account II. Previously filed as Exhibit (1)(b) on May 1, 1998 with Post-Effective Amendment No. 15 to Form S-6 for Life of Virginia Separate Account II, Registration No. 033-09651.

(a)(3)	Resolution of the Board of Directors of Life of Virginia authorizing the establishment of subaccounts of Separate Account II which invest in shares of the Fidelity Variable Insurance Products Fund II — VIP II Asset Manager Portfolio and Neuberger and Berman Advisers Management Trust AMT Balanced Portfolio. Previously filed as Exhibit (1)(c) on May 1, 1998 with Post-Effective Amendment No. 15 to Form S-6 for Life of Virginia Separate Account II, Registration No. 033-09651.

(a)(4)	Resolution of the Board of Directors of Life of Virginia authorizing the establishment of subaccounts of Separate Account II which invest in shares of Janus Aspen Series, Growth Portfolio, Aggressive Growth Portfolio and Worldwide Growth Portfolio. Previously filed as Exhibit (1)(d) on May 1, 1998 with Post-Effective Amendment No. 15 to Form S-6 for Life of Virginia Separate Account II, Registration No. 033-09651.

(a)(5)	Resolution of the Board of Directors of Life of Virginia authorizing the establishment of subaccounts of Separate Account II which invest in shares of the Utility Fund of the Investment Management Series. Previously filed as Exhibit (1)(e) on May 1, 1998 with Post-Effective Amendment No. 15 to From S-6 for Life of Virginia Separate Account II, Registration No. 033-09651.

(a)(6)	Resolution of the Board of Directors of Life of Virginia authorizing the establishment of two additional subaccounts of Separate Account II which invest in shares of the Corporate Bond Fund of the Insurance Management Series and the VIP II Contrafund Portfolio of the Variable Insurance Products Fund II. Previously filed as Exhibit (1)(f) on May 1, 1998 with Post-Effective Amendment No. 15 to Form S-6 for Life of Virginia Separate Account II, Registration No. 033-09651.

(a)(7)	Resolution of Board of Directors of Life of Virginia authorizing the establishment of two additional subaccounts of Separate Account II which invest in shares of the International Equity Portfolio and the Real Estate Securities Portfolio of the Life of Virginia Series Fund. Previously filed as Exhibit (1)(g) on May 1, 1998 with Post-Effective Amendment No. 15 to From S-6 for Life of Virginia Separate Account II, Registration No. 033-09651.

(a)(8)	Resolution of the Board of Directors of Life of Virginia authorizing the establishment of four additional subaccounts of Separate Account II which invest in shares of the Alger American Growth Portfolio and the Alger American Small Capitalization Portfolio of The Alger American Fund, and the Balanced Portfolio and Flexible Income Portfolio of the Janus Aspen Series. Previously filed as Exhibit (1)(h) on September 28, 1995 with Post-Effective Amendment No. 12 to Form S-6 for Life of Virginia Separate Account II, Registration No. 033-09651.

(a)(9)	Resolution of the Board of Directors of Life of Virginia authorizing the establishment of two additional subaccounts of Separate Account II investing in shares of the Federated American Leaders Fund II of the Federated Insurance Series, and the International Growth Portfolio of the Janus Aspen Series. Previously filed as Exhibit (1)(i) on May 1, 1996 with Post-Effective Amendment No. 13 to Form S-6 for Life of Virginia Separate Account II, Registration
No. 033-09651

(a)(10)	Resolution of the Board of Directors of Life of Virginia authorizing additional subaccounts investing in shares of VIP III Growth and Income Portfolio and VIP III Growth Opportunities Portfolio of Variable Insurance Products Fund III; Growth II Portfolio and Large Cap Growth Portfolio of the PBHG Insurance Series Fund, Inc.; and Global Income Fund and Value Equity Fund of GE Investments Funds, Inc. Previously filed as Exhibit (1)(j) on May 1, 1997 with Post-Effective Amendment No. 14 to Form S-6 for Life of Virginia Separate Account II, Registration No. 033-09651.

(a)(11)	Resolution of the Board of Directors of Life of Virginia authorizing additional subaccounts investing in shares of Capital Appreciation Portfolio of Janus Aspen Series. Previously filed as Exhibit (1)(k) on May 1, 1997 with Post-Effective Amendment No. 14 to Form S-6 for Life of Virginia Separate Account II, Registration No. 033-09651.

(a)(12)	Resolution of the Board of Directors of Life of Virginia authorizing additional subaccounts investing in shares of Goldman Sachs Growth and Income Fund and Goldman Sachs Mid Cap Equity Fund of Goldman Sachs Variable Insurance Trust Fund, Inc. and U.S. Equity Fund of GE Investments Funds, Inc. Previously filed as Exhibit (1)(l) on May 1, 1998 with Post-Effective Amendment No. 15 to Form S-6 for Life of Virginia Separate Account II, Registration No. 033-09651.

(a)(13)	Resolution of Board of Directors of Life of Virginia authorizing additional subaccounts investing in shares of the Salomon Brothers Variable Investors Fund, Salomon Brothers Variable Total Return Fund and Salomon Brothers Variable Strategic Bond Fund of Salomon Brothers Variable Series Fund, Inc. Previously filed as Exhibit (1)(m) on April 30, 1999 with Post Effective Amendment No. 2 to Form S-6 for GE Life & Annuity Separate Account II, Registration No. 333-32071.

(a)(14)	Resolution of the Board of Directors of GE Life and Annuity Assurance Company authorizing additional subaccounts investing in shares of GE Premier Growth Equity Fund of GE Investment Funds, Inc. Previously filed as Exhibit (1)(n) on April 30, 1999 with Post Effective Amendment No. 2 to Form S-6 for GE Life & Annuity Separate Account II, Registration No. 333-32071.

(a)(15)	Resolution of the Board of Directors of GE Life and Annuity Assurance Company authorizing change in name of subaccounts investing in shares of Oppenheimer Variable Account Funds and Mid Cap Value Fund of Goldman Sachs Variable Insurance Trust. Previously filed as Exhibit (1)(o) on April 30, 1999 with Post Effective Amendment No. 2 to Form S-6 for GE Life & Annuity Separate Account II, Registration No. 333-32071.

(a)(16)	Resolution of the Board of Directors of GE Life and Annuity Assurance Company authorizing change in name of subaccounts investing in shares of Mid-Cap Value Equity Fund of GE Investments Funds, Inc. Value Equity Fund; authorizing additional Investment Subdivisions investing in shares Global Life Sciences Portfolio and Global Technology Portfolio of the Janus Aspen Series. Previously filed as Exhibit (1)(p) on April 28, 2000 with Post-Effective Amendment No. 22 to Form S-6 for GE Life & Annuity Separate Account III Registration No. 033-12470.

(a)(17)	Resolution of the Board of Directors of GE Life and Annuity Assurance Company authorizing additional subaccounts investing in shares of AIM Variable Insurance Funds, Inc.; Alliance Variable Products Series Fund, Inc.; Dreyfus; Federated Insurance Series; Fidelity Variable Insurance Products Funds; GE Investments Funds, Inc.; Janus Aspen Series; MFS® Variable Insurance Trust; Oppenheimer Variable Account Funds; PIMCO Variable Insurance Trust; Rydex Variable Trust. Previously filed as Exhibit (1)(q) on July 5, 2000 with Initial Filing to Form S-6 for GE Life & Annuity Separate Account II, Registration No. 333-40820.

(b)	Not Applicable.

(c)(1)	Underwriting Agreement dated December 12, 1997 between The Life Insurance Company of Virginia and Capital Brokerage Corporation. Previously filed as Exhibit 1A(3)(a) on February 20, 1998 with Pre-Effective Amendment No. 1 to Form S-6 for Life of Virginia Separate Account II, Registration No. 333-41031.

(c)(2)	Broker-Dealer Sales Agreement, dated December 13, 1997. Previously filed as Exhibit 1A(3)(b) on February 20, 1998 with Pre-Effective Amendment No. 1 to Form S-6 for Life of Virginia Separate Account II, Registration No. 333-41031.

(d)(1)	Policy Form P1250 9/94. Previously filed as Exhibit 1A(5) on November 25, 1997 with Initial Filing on Form S-6 for GE Life and Annuity Separate Account II, Registration No. 333-41031.

(d)(2)	Policy Form P1250 7/00. Previously filed as Exhibit 1A(5)(i) on July 5, 2000 with Initial Filing on Form S-6 for GE Life and Annuity Separate Account II, Registration No. 333-40820.

(d)(3)	Endorsements to the policy:

(d)(3)(A)	Accelerated Benefit Rider. Previously filed as Exhibit 1A(5)(a) on May 1, 1998 with Post-Effective Amendment No. 15 to Form S-6 for Life of Virginia Separate Account II, Registration No. 033-09651.

(d)(3)(B)	Additional Insured Rider. Previously filed as Exhibit 1A(5)(d) on May 1, 1998 with Post-Effective Amendment No. 15 to Form S-6 for Life of Virginia Separate Account II, Registration No. 033-09651.

(d)(3)(C)	Children’s Insurance Rider. Previously filed as Exhibit 1A(5)(e) on May 1, 1998 with Post-Effective Amendment No. 15 to Form S-6 for Life of Virginia Separate Account II, Registration No. 033-09651.

(d)(3)(D)	Accidental Death Benefit Rider. Previously filed as Exhibit 1A(5)(f) on May 1, 1998 with Post-Effective Amendment No. 15 to Form S-6 for Life of Virginia Separate Account II, Registration No. 033-09651.

(d)(3)(E)	Waiver of Monthly Deduction Rider. To be filed by Amendment.

(d)(3)(F)	Waiver of Planned Premium Rider. To be filed by Amendment.

(e)	Application for Variable Life Policy. Previously filed as Exhibit 1A(10) on November 18, 1997 with Pre-Effective Amendment No. 1 to Form S-6 for Life of Virginia Separate Account II, Registration No. 333-32071.

(f)(1)	Articles of Incorporation of GE Life and Annuity Assurance Company. Previously filed as Exhibit 1A(6)(a) on August 25, 2000 with Pre-Effective Amendment 1 to Form S-6 for GE Life and Annuity Separate Account III, Registration No. 333-37856.

(f)(2)	By-Laws of GE Life and Annuity Assurance Company. Previously filed as Exhibit 1A(6)(b) on August 25, 2000 with Pre-Effective Amendment 1 to Form S-6 for GE Life and Annuity Separate Account III, Registration No. 333-37856.

(g)	Reinsurance Agreements. Filed Herewith.

(h)(1)	Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation, and The Life Insurance Company of Virginia. Previously filed as Exhibit 1A(8)(a) on May 1, 1998 with Post-Effective Amendment No. 15 to Form S-6 for Life of Virginia Separate Account II, Registration No. 033-09651.

(h)(2)	Amendment to Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation, and The Life Insurance Company of Virginia. Previously filed as Exhibit 1A(8)(a)(i) on May 1, 1996 with Post-Effective Amendment No. 13 to Form S-6 for Life of Virginia Separate Account II, Registration No. 033-09651.

(h)(3)	Amendment to Participation Agreement Variable Insurance Products Fund, Fidelity Distributors Corporation and GE Life and Annuity Assurance Company. Previously filed as Exhibit 1A(8)(a)(ii) on July 5, 2000 with Initial Filing to Form S-6 for GE Life & Annuity Separate Account II, Registration No. 333-40820.

(h)(4)	Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and The Life Insurance Company of Virginia. Previously filed as Exhibit 1A(8)(b) on May 1, 1998 with Post-Effective Amendment No. 15 to Form S-6 for Life of Virginia Separate Account II, Registration No. 033-09651.

(h)(5)	Amendment to Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation, and The Life Insurance Company of Virginia. Previously filed as Exhibit 1A(b)(i) on May 1, 1996 with Post-Effective Amendment No. 13 to Form S-6 for Life of Virginia Separate Account II, Registration No. 033-09651.

(h)(6)	Amendment to Participation Agreement Variable Insurance Products Fund II, Fidelity Distributors Corporation and GE Life and Annuity Assurance Company. Previously filed as Exhibit 1A(8)(b)(ii) on June 23, 2000 with Pre-Effective Amendment No. 1 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-31171.

(h)(7)	Participation Agreement between Oppenheimer Variable Account Funds, Oppenheimer Management Corporation, and The Life Insurance Company of Virginia. Previously filed as Exhibit 1A(8)(c) on May 1, 1998 with Post-Effective Amendment No. 15 to Form S-6 for Life of Virginia Separate Account II, Registration No. 033-09651.

(h)(8)	Amendment to the Participation Agreement between Oppenheimer Variable Account Funds, Oppenheimer Management Corporation, and The Life Insurance Company of Virginia. Previously filed as Exhibit 1A(8)(c)(i) on May 1, 1998 with Post-Effective Amendment No. 15 to Form S-6 for Life of Virginia Separate Account II, Registration No. 033-09651.

(h)(9)	Amendment to Agreement between Oppenheimer Variable Account Funds, Oppenheimer Management Corporation, and The Life Insurance Company of Virginia. Previously filed as Exhibit 1A(8)(c)(ii) on July 5, 2000 with Initial Filing to Form S-6 for GE Life & Annuity Separate Account II, Registration No. 333-40820.

(h)(10)	Fund Participation Agreement between Janus Aspen Series and The Life Insurance Company of Virginia. Previously filed as Exhibit 1A(8)(d) on July 5, 2000 with Initial Filing to Form S-6 for GE Life & Annuity Separate Account II, Registration No. 333-40820.

(h)(11)	Amendment to the Participation Agreement between Janus Aspen Series and GE Life and Annuity Assurance Company. Previously filed as Exhibit 1A(8)(d)(i) on April 28, 2000 with Post-Effective Amendment No. 22 to Form S-6 for GE Life & Annuity Separate Account III Registration No. 033-12470.

(h)(12)	Fund Participation Agreement between Insurance Management Series, Federated Securities Corporation, and The Life Insurance Company of Virginia. Previously filed as Exhibit 1A(8)(e) on May 1, 1998 with Post-Effective Amendment No. 15 to Form S-6 for Life of Virginia Separate Account II, Registration No. 033-09651.

(h)(13)	Amendment to Participation Agreement between Federated Securities Corporation and GE Life and Annuity Assurance Company. Previously filed as Exhibit 1A(8)(e)(i) on June 23, 2000 with Pre-Effective Amendment No. 1 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-31171.

(h)(14)	Fund Participation Agreement between The Alger American Fund, Fred Alger and Company, Inc., and The Life Insurance Company of Virginia. Previously filed as Exhibit 1A(8)(f) on September 28, 1995 with Post-Effective Amendment No. 12 to Form S-6 for Life of Virginia Separate Account II, Registration No. 033-09651.

(h)(15)	Amendment to Fund Participation Agreement between The Alger American Fund, Fred Alger and Company, Inc. and GE Life and Annuity Assurance Company. Previously filed as Exhibit 1A(8)(f)(i) on April 30, 1999 with Post Effective Amendment No. 2 to Form S-6 for GE Life & Annuity Separate Account II, Registration No. 333-32071.

(h)(16)	Fund Participation Agreement between Variable Insurance Products Fund III and The Life Insurance Company of Virginia. Previously filed as Exhibit 1A(8)(g) on May 1, 1997 with Post-Effective Amendment No. 14 to Form S-6 for Life of Virginia Separate Account II, Registration No. 033-09651.

(h)(17)	Amendment to Participation Agreement Variable Insurance Products Fund II, Fidelity Distributors Corporation and GE Life and Annuity Assurance Company. Previously filed as Exhibit 1A(8)(g)(i) on June 23, 2000 with Pre-Effective Amendment No. 1 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-31171.

(h)(18)	Fund Participation Agreement between PBHG Insurance Series Fund, Inc., and The Life Insurance Company of Virginia. Previously filed as Exhibit 1A(8)(h) on May 1, 1997 with Post-Effective Amendment No. 14 to Form S-6 for Life of Virginia Separate Account II, Registration No. 033-09651.

(h)(19)	Fund Participation Agreement between Goldman Sachs Variable Insurance Trust Fund and The Life Insurance Company of Virginia. Previously filed as Exhibit 1A(i) on May 1, 1998 with Post-Effective Amendment No. 15 to Form S-6 for Life of Virginia Separate Account II, Registration No. 033-09651.

(h)(20)	Fund Participation Agreement between Salomon Brothers Variable Series Fund and The Life Insurance Company of Virginia. Previously filed as Exhibit 1A(8)(j) on December 18, 1998 with Pre-Effective Amendment No. 1 to Form N-4 for Life of Virginia Separate Account 4, Registration No. 333-62695.

(h)(21)	Fund Participation Agreement between GE Investments Funds, Inc. and The Life Insurance Company of Virginia. Previously filed as Exhibit 1A(8)(k) on December 18, 1998 with Pre-Effective Amendment No. 1 to Form N-4 for Life of Virginia Separate Account 4, Registration No. 333-62695.

(h)(22)	Amendment to Fund Participation Agreement between GE Investments Funds, Inc. and GE Life and Annuity Assurance Company. Previously filed as Exhibit 1A(8)(k)(i) on April 30, 1999 with Post Effective Amendment No. 2 to Form S-6 for GE Life & Annuity Separate Account II, Registration No. 333-32071.

(h)(23)	Amendment to Fund Participation Agreement between GE Investments Funds, Inc. and GE Life and Annuity Assurance Company. Previously filed as Exhibit 1A(8)(k)(ii) on April 28, 2000 with Post-Effective Amendment No. 22 to Form S-6 for GE Life & Annuity Separate Account III Registration No. 033-12470.

(h)(24)	Participation Agreement between AIM Variable Insurance Series and GE Life and Annuity Assurance Company. Previously filed as Exhibit 1A(8)(l) on June 23, 2000 with Pre-Effective Amendment No. 1 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-31171.

(h)(25)	Participation Agreement between Alliance Variable Products Series Fund, Inc. and GE Life and Annuity Assurance Company. Previously filed as Exhibit 1A(8)(m) on June 23, 2000 with Pre-Effective Amendment No. 1 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-31171.

(h)(26)	Participation Agreement between Dreyfus and GE Life and Annuity Assurance Company. Previously filed as Exhibit 1A(8)(n) on June 23, 2000 with Pre-Effective Amendment No. 1 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-31171.

(h)(27)	Participation Agreement between MFS® Variable Insurance Trust and GE Life and Annuity Assurance Company. Previously filed as Exhibit 1A(8)(o) on June 23, 2000 with Pre-Effective Amendment No. 1 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-31171.

(h)(28)	Participation Agreement between PIMCO Variable Insurance Trust and GE Life and Annuity Assurance Company. Previously filed as Exhibit 1A(8)(p) on June 23, 2000 with Pre-Effective Amendment No. 1 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-31171.

(h)(29)	Participation Agreement between Rydex Variable Trust and GE Life and Annuity Assurance Company. Previously filed as Exhibit 1A(8)(q) on June 23, 2000 with Pre-Effective Amendment No. 1 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-31171.

(h)(30)	Participation Agreement between Greenwich Street Series Fund and GE Life and Annuity Assurance Company. Previously filed as Exhibit (h)(31) on September 5, 2003 with Post-Effective Amendment No. 5 to Form N-6 for GE Life & Annuity Separate Account III, Registration No. 333-37856.

(i)	Administrative Agreement. Previously filed as Exhibit 1A(9) on May 1, 1998 with Post-Effective Amendment No. 15 to Form S-6 for Life of Virginia Separate Account II, Registration No. 033-09651.

(j)	Not Applicable.

(k)	Opinion and Consent of Counsel. Filed Herewith.

(l)	Not Applicable.

(m)	Not Applicable.

(n)	Consent of Independent Auditors. Previously filed as Exhibit (n) on April 22, 2003 with Post-Effective Amendment No. 4 to Form N-6 for GE Life & Annuity Separate Account II, File No. 333-40820.

(o)	Not Applicable.

(p)	Not Applicable.

(q)	Memorandum describing GE Life and Annuity Issuance, Transfer, Redemption and Exchange Procedures for the Policies. Previously filed as Exhibit 7 on September 28, 2000 with Pre-Effective Amendment to Form S-6 for GE Life and Annuity Separate Account II, Registration No. 333-40820.

(r)	Power of Attorney dated January 14, 2003. Previously filed as Exhibit (r) on February 25, 2003 with Post-Effective Amendment No. 3 to Form N-6 for GE Life & Annuity Separate Account II, Registration No. 333-40820.

Item 28.    Directors and Officers of the Depositor

EXECUTIVE OFFICERS AND DIRECTORS OF GE LIFE AND ANNUITY ASSURANCE COMPANY

We are managed by a board of directors. The following table sets forth the name, address and principal occupations during the past five years of each of our executive officers and directors. Executive officers serve at the pleasure of the Board of Directors and directors are elected annually by GE Life and Annuity Assurance Company’s shareholders. The principal business address of each person listed, unless otherwise indicated, is GE Life and Annuity Assurance Company, 6610 W. Broad Street, Richmond, Virginia 23230.

Name	Positions and Offices with the Company for Last Five Years
Pamela S. Schutz	Director and President, GE Life and Annuity Life Assurance Company since May 1998; Chief Executive Officer, GE Life and Annuity Assurance Company since June 2000; President, The Harvest Life Insurance Company May 1997-November 1998; President, GE Capital Commercial Real Estate (an affiliate) May 1994-November 1998.

Paul A. Haley	Director, Senior Vice President and Chief Actuary, GE Life and Annuity Assurance Company since January 2, 2002; Vice President Product Development, GE Life and Annuity Assurance Company from October 1999-December 2001; Vice President and Chief Actuary, Colonial Life & Accident Insurance Company, August 1997-July 1999.

Leon E. Roday(2)	Director, GE Life and Annuity Assurance Company since June 1999; Senior Vice President, GE Life and Annuity Assurance Company since May 1998; Director, Senior Vice President, General Counsel and Secretary, GE Financial Assurance Holdings, Inc. (an affiliate) since 1996.

Elliot A. Rosenthal	Director, GE Life and Annuity Assurance Company since June 2000; Senior Vice President of GE Life and Annuity Assurance Company since 1996.

Geoffrey S. Stiff	Director, GE Life and Annuity Assurance Company since May 1996; Senior Vice President, GE Life and Annuity Assurance Company since March 1999; Vice President, GE Life and Annuity Assurance Company May 1996-March 1999.

Thomas M. Stinson(1)	Director, GE Life and Annuity Assurance Company since April 2000; Senior Vice President of GE Life and Annuity Assurance Company since November 1998; General Manager of Home Depot Credit Services Account, GE Card Services (an affiliate) 1993-1998.

Thomas E. Duffy	Senior Vice President, General Counsel and Secretary, GE Life and Annuity since August 2002; Vice President and Assistant Secretary of GE Life and Annuity since May 2000; Vice President and General Counsel, World Access.

Kelly L. Groh	Senior Vice President and Chief Financial Officer of GE Life and Annuity Assurance Company since January, 2002; Vice President and Controller of GE Life and Annuity Assurance Company July 2000-June 2002; Vice President, Controller and Sr. Financial Analyst, Financial Service of GE Life and Annuity Assurance Company March 1996-July 2000.

John E. Karaffa	Vice President and Controller of GE Life and Annuity Assurance since January 2003; Controller of GE Financial Insurance, August 2001-December 2002; Controller and Chief Financial Officer of Artificial Life Deutschland AG, June 2000-July 2001; Manager of Pricewaterhouse Coopers, September 1991-May 2000.

Gary T. Prizzia(2)	Treasurer, GE Life and Annuity Assurance Company since January 2000; Treasurer/Risk Manager, Budapest Bank, October 1996-January 2000.

(1)	The principal business address is GE Financial Assurance, 1650 Los Gamos Drive, San Rafael, CA 94903.
(2)	The principal business address is GE Financial Assurance Holdings, Inc., 6620 W. Broad Street, Richmond, Virginia 23230.

Item 29.    Persons Controlled by or Under Common Control with the Depositor or the Registrant

Item 30.    Indemnification

Sections 13.1-698 and 13.1-702 of the Code of Virginia, in brief, allow a corporation to indemnify any person made party to a proceeding because such person is or was a director, officer, employee, or agent of the corporation, against liability incurred in the proceeding if: (1) he conducted himself in good faith; and (2) he believed that (a) in the case of conduct in his official capacity with the corporation, his conduct was in its best interests; and (b) in all other cases, his conduct was at least not opposed to the corporation’s best interests and (3) in the case of any criminal proceeding, he had no reasonable cause to believe his conduct was unlawful. The termination of a proceeding by judgment, order, settlement or conviction is not, of itself, determinative that the director, officer, employee, or agent of the corporation did not meet the standard of conduct described. A corporation may not indemnify a director, officer, employee, or agent of the corporation in connection with a proceeding by or in the right of the corporation, in which such person was adjudged liable to the corporation, or in connection with any other proceeding charging improper personal benefit to such person, whether or not involving action in his official capacity, in which such person was adjudged liable on the basis that personal benefit was improperly received by him. Indemnification permitted under these sections of the Code of Virginia in connection with a proceeding by or in the right of the corporation is limited to reasonable expenses incurred in connection with the proceeding.

Article V of the Amended and Restated Articles of Incorporation of GE Life and Annuity Assurance Company further provides that:

(a)  The Corporation shall indemnify each director, officer and employee of this Company who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative, or investigative (other than an action by or in the right of the Corporation) by reason of the fact that he is or was a director, officer or employee of the Corporation, or is or was serving at the request of the Corporation as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys’ fees), judgements [sic], fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in the best interests of the Corporation, and with respect to any criminal action, had no cause to believe his conduct unlawful. The termination of any action, suit or proceeding by judgement [sic], order, settlement, conviction, or upon a plea of nolo contendere, shall not of itself create a presumption that the person did not act in good faith, or in a manner opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, believed his conduct unlawful.

(b)  The Corporation shall indemnify each director, officer or employee of the Corporation who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Corporation to procure a judgement [sic] in its favor by reason of the fact that he is or was a director, officer or employee of the Corporation, or is or was serving at the request of the Corporation as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys’ fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation and except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the Corporation unless and only to the extent that the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which such court shall deem proper.

(c)  Any indemnification under subsections (a) and (b) (unless ordered by a court) shall be made by the Corporation only as authorized in the specific case upon a determination that indemnification of the director, officer or employee is proper in the circumstances because he has met the applicable standard of conduct set forth in subsections (a) and (b). Such determination shall be made (1) by the Board of Directors of the Corporation by a majority vote of a quorum consisting of the directors who were not parties to such action, suit or proceeding, or (2) if such a quorum is not obtainable, or even if obtainable, a quorum of disinterested directors so directs, by independent legal counsel in a written opinion, or (3) by the stockholders of the Corporation.

(d)  Expenses (including attorneys’ fees) incurred in defending an action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative, may be paid by the Corporation in advance of the final disposition of such action, suit or proceeding as authorized in the manner provided in subsection (c) upon receipt of an undertaking by or on behalf of the director, officer or employee to repay such amount to the Corporation unless it shall ultimately be determined that he is entitled to be indemnified by the Corporation as authorized in this Article.

(e)  The Corporation shall have the power to make any other or further indemnity to any person referred to in this section except an indemnity against gross negligence or willful misconduct.

(f)  Every reference herein to director, officer or employee shall include every director, officer or employee, or former director, officer or employee of the Corporation and its subsidiaries and shall ensure to the benefit of the heirs, executors and administrators of such person.

(g)  The foregoing rights and indemnification shall not be exclusive of any other rights and indemnification to which the directors, officers and employees of the Corporation may be entitled according to law.

* * * * *

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to the foregoing provisions, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the depositor of expenses incurred or paid by a director, officer or controlling person of the depositor in successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.    Principal Underwriters

(a)  Other Activity

Capital Brokerage Corporation is the principal underwriter for flexible premium variable annuity and variable life insurance policies issued through GE Life & Annuity Separate Accounts I, II, III, 4., 5. and 6

(b)  Management

EXECUTIVE OFFICERS AND DIRECTORS OF CAPITAL BROKERAGE CORPORATION

Name	Positions and Offices with the Company for Last Five Years
Robert T. Methven (1)	President and Chief Executive Officer, Capital Brokerage Corporation since April 2003; Senior Vice President, Capital Brokerage Corporation from March 2002-April 2003. Mr. Methven has been employed with GE Financial Assurance Holdings, Inc. in various senior managerial roles since 1997.

Victor C. Moses (2)	Director, Capital Brokerage Corporation since April 1994, and Senior Vice President since April 1992. Mr. Moses holds similar positions in various companies within the GE Financial Assurance Holdings, Inc. holding company system since 1983.

Geoffrey S. Stiff(5)	Director, Capital Brokerage Corporation since April 1994, and Senior Vice President since April 1997. Mr. Stiff holds similar positions in various companies within the GE Financial Assurance Holdings, Inc. holding company system since 1993.

Ward E. Bobitz(3)	Vice President, Capital Brokerage Corporation since April 1999, and Assistant Secretary since April 1997. Mr. Bobitz holds similar positions in various companies within the GE Financial Assurance Holdings, Inc. holding company system since 1997.

Name	Positions and Offices with the Company for Last Five Years

William E. Daner(5)	Vice President, Secretary and Counsel, Capital Brokerage Corporation since September 1999; Vice President and Associate General Counsel and Assistant Secretary for GE Life and Annuity Assurance Company since December 2000; Second Vice President and Counsel for The Life Insurance Company of Virginia October 1998-December 1998.

Gary T. Prizzia(3)	Treasurer, Capital Brokerage Corporation since January 2000. Mr. Prizzia holds similar positions in various companies within the GE Financial Assurance Holdings, Inc. holding company system since 2000. Treasurer/Risk Manager, Budapest Bank from October 1996-January 2000.

Edward J. Wiles, Jr.(1)	Senior Vice President, Capital Brokerage Corporation since March 2002, and Chief Compliance Officer since December 2001; Vice President and Counsel, Capital Brokerage Corporation from January 1989-September 1999 and Secretary from May 1993-September 1999. Mr. Wiles holds similar positions in various companies within the GE Financial Assurance Holdings, Inc. holding company system since 1989.

Kelly L. Groh(5)	Chief Financial Officer, Capital Brokerage Corporation since February 2002; Controller, Capital Brokerage Corporation from January 2001-March 2002. Ms. Groh has been employed with GE Financial Assurance Holdings, Inc. in various senior managerial roles since 1996.

Richard P. McKenney(3)	Senior Vice President, Capital Brokerage Corporation since October 2002. Mr. McKenney holds the title of Chief Financial Officer or similar position in various companies within the GE Financial Assurance Holdings, Inc. holding company system since 2002. He has been employed with GE Financial Assurance Holdings, Inc. in various senior managerial roles since 1996.

Susan M. Mann(5)	Controller, Capital Brokerage Corporation since March 2002. Vice President and Controller, GE Life and Annuity Assurance Company since April 2001; Director, Warren-Whitney and Sherwood January 2001-April 2001; Vice President and Controller, AMF Bowling, Inc. July 1998-December 2000; Chief Financial Officer, World Access, Inc. April 1991-July 1998.

(1)  The principal business address is 3001 Summer Street, 2nd Floor, Stamford, CT 06905.

(2)  The principal business address is 601 Union Street, Suite 1300, Seattle, WA 98101.

(3)  The principal business address is 6620 West Broad Street, Richmond, VA 23230.

(4)  The principal business address is 6604 West Broad Street, Richmond, VA 23230.

(5)  The principal business address is 6610 West Broad Street, Richmond, VA 23230.

(6)  The principal business address is 200 North Martingale Road, 7th Floor, Schaumburg, IL 60173.

(c)  Compensation from the Registrant

(1)	(2)	(3)	(4)	(5)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Events Occasioning the Deduction of a Deferred Sales Load	Brokerage Commissions	Other Compensation
Capital Brokerage Corporation	N/A	N/A	90%	N/A

Item 32.    Location of Accounts and Records

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules under it are maintained by GE Life and Annuity Assurance Company at its Home Office, located at 6610 W. Broad Street, Richmond, Virginia 23230.

Item 33.    Management Services

Not Applicable

Item 34.    Fee Representation

GE Life and Annuity Assurance Company hereby represents that the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by GE Life and Annuity Assurance Company.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the County of Henrico, and State of Virginia, on the 3rd day of October, 2003.

GE Life & Annuity Separate Account II
Registrant

By:	/s/ HEATHER C. HARKER
Heather C. Harker
Vice President, Associate General Counsel and Assistant Secretary

By:	GE Life and Annuity Assurance Company
(Depositor)

By:	/s/ HEATHER C. HARKER
Heather C. Harker
Vice President, Associate General Counsel and Assistant Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

* Pamela S. Schutz	Director, President and Chief Executive Officer	October 3, 2003

* Paul A. Haley	Director, Senior Vice President and Chief Actuary	October 3, 2003

* Leon E. Roday	Director and Senior Vice President	October 3, 2003

* Elliot A. Rosenthal	Director and Senior Vice President	October 3, 2003

* Geoffrey S. Stiff	Director and Senior Vice President	October 3, 2003

* Thomas M. Stinson	Director, Senior Vice President	October 3, 2003

* Kelly L. Groh	Senior Vice President and Chief Financial Officer	October 3, 2003

* John E. Karaffa	Vice President and Controller	October 3, 2003

Signature	Title	Date

/s/ HEATHER C. HARKER Heather C. Harker	Vice President, Associate General Counsel and Assistant Secretary	October 3, 2003

*By: /s/ HEATHER C. HARKER Heather C. Harker	, pursuant to Power of Attorney executed on January 14, 2003.	October 3, 2003